LVIP SSGA Bond Index Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.86%
Fannie Mae Multifamily REMIC Trust REMIC Series 2022-M13 A2 2.59% 6/25/32	500,000	$ 425,430
Fannie Mae-Aces
Series 2015-M1 A2 2.53% 9/25/24	371,225	354,191
•Series 2017-M15 ATS2 3.21% 11/25/27	448,676	422,356
•Series 2017-M3 A2 2.55% 12/25/26	614,951	567,078
•Series 2017-M8 A2 3.06% 5/25/27	322,785	302,927
•Series 2018-M1 A2 3.09% 12/25/27	139,806	130,282
Series 2020-M42 A2 1.27% 7/25/30	960,000	755,646
•Series 2020-M53 A2 1.74% 11/25/32	1,000,000	776,772
Series 2020-M8 A2 1.82% 2/25/30	144,700	120,512
•Series 2021-M1 A2 1.44% 11/25/30	131,250	105,507
•Series 2022-M1 A2 1.72% 10/25/31	500,000	397,469
•Series 2022-M3 A2 1.76% 11/25/31	1,000,000	791,836
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K060 A2 3.30% 10/25/26	1,000,000	949,716
♦Series K067 AM 3.28% 8/25/27	800,000	749,071
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,313,263
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,202,557
♦Series K089 A2 3.56% 1/25/29	714,286	676,742
♦Series K098 A2 2.43% 8/25/29	350,000	308,422
♦Series K102 A2 2.54% 10/25/29	1,000,000	884,211
♦Series K105 A2 1.87% 1/25/30	250,000	210,017
♦Series K108 A2 1.52% 3/25/30	222,222	181,387
♦Series K109 A2 1.56% 4/25/30	200,000	163,718
♦Series K110 A2 1.48% 4/25/30	160,714	129,206
♦Series K111 A2 1.35% 5/25/30	600,000	480,083
♦Series K113 A2 1.34% 6/25/30	500,000	399,561
♦Series K115 A2 1.38% 6/25/30	2,383,333	1,902,622
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K117 A2 1.41% 8/25/30	750,000	$ 597,412
♦Series K121 A2 1.55% 10/25/30	400,000	320,519
♦Series K123 A2 1.62% 12/25/30	350,000	279,178
♦Series K126 A2 2.07% 1/25/31	400,000	333,265
♦Series K140 A2 2.25% 3/25/54	1,000,000	829,890
♦Series K-1515 A2 1.94% 2/25/35	351,000	263,169
♦Series K-1519 A2 2.01% 12/25/35	250,000	185,329
♦Series K734 A2 3.21% 2/25/26	500,000	476,818
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,389,156
♦Series K741 A2 1.60% 12/25/27	400,000	346,283
Freddie Mac Multifamily WI Certificates Series K151 A2 3.80% 12/25/32	750,000	695,896
Total Agency Commercial Mortgage-Backed Securities (Cost $23,792,464)		20,417,497
AGENCY MORTGAGE-BACKED SECURITIES–27.59%
Fannie Mae S.F. 10 yr 4.00% 5/1/23	22	22
Fannie Mae S.F. 15 yr
1.50% 7/1/36	4,314,676	3,704,268
1.50% 3/1/37	7,139,436	6,128,912
1.50% 4/1/37	2,015,749	1,730,432
2.00% 9/1/35	2,832,425	2,498,971
2.00% 11/1/35	4,430,662	3,908,905
2.00% 12/1/35	3,396,223	2,996,249
2.00% 2/1/36	4,496,627	3,967,033
2.00% 6/1/36	5,040,263	4,446,512
2.00% 12/1/36	7,716,215	6,806,916
2.00% 5/1/37	1,560,568	1,376,606
2.50% 10/1/27	233,024	223,029
2.50% 3/1/28	520,911	483,611
2.50% 4/1/28	730,682	696,652
2.50% 7/1/28	171,816	163,317
2.50% 9/1/28	284,586	270,641
2.50% 10/1/28	162,508	150,852
2.50% 3/1/29	723,791	671,932
2.50% 2/1/30	537,288	498,594
2.50% 5/1/30	208,187	192,745
2.50% 2/1/31	1,250,627	1,160,455
2.50% 7/1/31	556,089	515,966
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
2.50% 10/1/31	564,209	$ 523,489
2.50% 6/1/32	1,542,172	1,430,958
2.50% 12/1/32	600,931	554,931
2.50% 2/1/35	2,213,497	2,011,064
2.50% 8/1/35	1,077,722	979,108
3.00% 11/1/26	383,629	372,957
3.00% 6/1/27	106,389	103,096
3.00% 8/1/27	196,904	190,690
3.00% 9/1/27	807,355	780,975
3.00% 10/1/27	125,239	120,982
3.00% 12/1/27	42,807	41,325
3.00% 8/1/29	634,544	601,181
3.00% 4/1/30	343,046	323,944
3.00% 5/1/30	757,871	719,811
3.00% 6/1/30	505,764	476,416
3.00% 12/1/30	323,655	305,614
3.00% 10/1/32	451,156	420,466
3.00% 8/1/34	720,070	670,577
3.50% 11/1/25	70,598	67,059
3.50% 12/1/25	178,097	169,012
3.50% 12/1/26	143,286	136,207
3.50% 10/1/29	580,056	552,627
3.50% 4/1/32	194,303	184,465
3.50% 7/1/32	113,983	108,072
3.50% 6/1/33	263,286	249,616
4.00% 4/1/24	6,216	6,019
4.00% 5/1/24	11,413	11,051
4.00% 6/1/24	18,241	17,659
4.00% 7/1/24	7,565	7,321
4.00% 10/1/24	435	420
4.00% 12/1/24	20,061	19,408
4.00% 1/1/25	35,783	34,623
4.00% 3/1/25	43,676	42,245
4.00% 5/1/25	11,718	11,345
4.00% 7/1/25	196	190
4.00% 8/1/25	1,551	1,500
4.00% 9/1/25	22,057	21,325
4.00% 10/1/25	23,063	22,300
4.00% 1/1/26	628	607
4.00% 3/1/26	67,585	65,523
4.00% 5/1/26	828	803
4.00% 7/1/26	44,332	42,898
4.00% 3/1/31	124,688	120,728
4.50% 2/1/23	515	508
4.50% 4/1/23	128	126
4.50% 5/1/23	317	313
4.50% 6/1/23	5,383	5,306
4.50% 11/1/23	600	591
4.50% 2/1/24	72	70
4.50% 3/1/24	199	196
4.50% 4/1/24	4,972	4,894
4.50% 5/1/24	9,013	8,871
4.50% 7/1/24	11,500	11,317
4.50% 8/1/24	23,599	23,218
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 11/1/24	15,237	$ 14,990
4.50% 4/1/25	17,065	16,785
4.50% 5/1/25	1,649	1,622
4.50% 6/1/25	489	481
5.00% 4/1/23	408	410
5.00% 6/1/23	7,968	7,993
5.00% 9/1/23	6,173	6,193
5.00% 11/1/23	1,256	1,261
5.00% 12/1/23	1,900	1,907
5.00% 3/1/25	2,480	2,488
5.00% 6/1/25	70	70
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/37	1,000,000	904,922
3.50% 10/1/37	1,000,000	945,000
Fannie Mae S.F. 20 yr
1.50% 12/1/41	2,837,456	2,261,211
2.00% 8/1/40	644,175	540,035
2.00% 10/1/40	725,025	607,716
2.00% 11/1/40	5,184,904	4,345,520
2.00% 1/1/41	2,373,983	1,970,178
2.00% 2/1/41	816,428	684,026
2.00% 11/1/41	2,797,372	2,341,489
2.50% 2/1/40	458,780	396,070
2.50% 6/1/40	477,278	410,944
2.50% 8/1/40	1,105,491	953,934
3.00% 11/1/34	326,022	300,460
3.00% 12/1/34	220,735	203,425
3.00% 2/1/35	439,405	404,949
3.00% 3/1/36	189,156	174,314
3.00% 11/1/36	874,677	806,010
3.00% 9/1/37	467,213	427,125
3.50% 6/1/34	484,269	454,577
3.50% 7/1/34	1,314,952	1,234,333
3.50% 2/1/37	554,797	518,011
4.00% 9/1/35	114,878	109,595
4.00% 10/1/35	185,956	177,409
4.00% 1/1/37	267,191	254,931
Fannie Mae S.F. 30 yr
1.50% 11/1/51	6,606,736	5,079,275
2.00% 8/1/50	7,791,998	6,353,381
2.00% 1/1/51	11,495,716	9,368,103
2.00% 2/1/51	6,387,833	5,206,330
2.00% 4/1/51	17,408,464	14,174,852
2.00% 7/1/51	9,795,891	7,971,270
2.00% 10/1/51	14,293,796	11,617,770
2.00% 11/1/51	6,625,305	5,378,107
2.00% 1/1/52	7,669,993	6,225,997
2.00% 3/1/52	5,295,778	4,300,538
2.50% 11/1/49	4,801,896	4,064,755
2.50% 7/1/50	3,438,713	2,905,738
2.50% 8/1/50	2,203,056	1,864,863
2.50% 10/1/50	6,439,065	5,444,497
2.50% 4/1/51	13,428,140	11,348,612
2.50% 7/1/51	9,105,844	7,681,571

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 8/1/51	6,993,483	$ 5,891,074
2.50% 9/1/51	1,867,123	1,572,994
2.50% 10/1/51	8,533,346	7,187,429
2.50% 3/1/52	8,440,827	7,101,101
3.00% 9/1/42	368,895	329,841
3.00% 10/1/42	1,196,411	1,072,225
3.00% 11/1/42	725,107	650,339
3.00% 12/1/42	763,678	684,933
3.00% 1/1/43	531,618	476,743
3.00% 3/1/43	1,005,215	900,620
3.00% 4/1/43	715,581	640,930
3.00% 6/1/43	1,883,983	1,684,942
3.00% 7/1/43	1,068,424	955,856
3.00% 8/1/43	1,211,963	1,084,015
3.00% 9/1/45	733,245	654,083
3.00% 11/1/45	1,299,507	1,158,499
3.00% 9/1/46	1,582,593	1,407,758
3.00% 10/1/46	1,023,672	909,827
3.00% 11/1/46	1,138,809	1,011,209
3.00% 12/1/46	2,863,148	2,549,661
3.00% 1/1/47	2,305,720	2,042,915
3.00% 9/1/47	396,814	351,064
3.00% 2/1/48	1,377,347	1,227,925
3.00% 12/1/49	6,470,014	5,675,973
3.00% 7/1/50	2,056,162	1,814,113
3.00% 5/1/52	2,449,159	2,134,325
3.50% 10/1/40	205,709	189,771
3.50% 12/1/40	114,456	105,340
3.50% 2/1/41	193,638	178,649
3.50% 8/1/42	204,292	187,277
3.50% 9/1/42	710,519	652,889
3.50% 10/1/42	1,099,928	1,010,411
3.50% 11/1/42	394,334	362,786
3.50% 1/1/43	1,046,041	960,865
3.50% 2/1/43	164,552	151,132
3.50% 7/1/43	1,303,095	1,197,149
3.50% 10/1/44	554,689	509,710
3.50% 1/1/45	375,596	346,706
3.50% 2/1/45	1,683,345	1,546,627
3.50% 5/1/45	678,072	623,014
3.50% 8/1/45	818,610	752,196
3.50% 11/1/45	1,011,678	929,631
3.50% 2/1/46	1,961,957	1,802,976
3.50% 5/1/46	418,500	384,385
3.50% 6/1/46	171,372	158,060
3.50% 2/1/47	571,434	522,972
3.50% 3/1/47	390,056	356,920
3.50% 5/1/47	747,855	687,560
3.50% 7/1/47	1,556,292	1,429,744
3.50% 9/1/47	358,069	327,499
3.50% 10/1/47	864,973	790,645
3.50% 12/1/47	739,426	674,290
3.50% 1/1/48	860,726	787,211
3.50% 2/1/48	477,295	436,208
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 6/1/48	899,331	$ 822,070
3.50% 11/1/48	680,032	625,251
3.50% 6/1/49	2,452,381	2,243,174
3.50% 8/1/49	2,549,329	2,317,409
3.50% 6/1/50	641,663	583,101
4.00% 1/1/39	12,397	11,819
4.00% 2/1/39	12,796	12,137
4.00% 3/1/39	663	633
4.00% 4/1/39	49,269	46,900
4.00% 6/1/39	35,713	34,049
4.00% 8/1/39	150,721	143,541
4.00% 9/1/39	207,068	197,387
4.00% 11/1/39	11,834	11,226
4.00% 12/1/39	228,804	218,151
4.00% 1/1/40	76,133	72,211
4.00% 5/1/40	90,436	84,813
4.00% 8/1/40	25,479	24,141
4.00% 9/1/40	50,670	48,303
4.00% 10/1/40	172,994	164,924
4.00% 11/1/40	248,634	237,049
4.00% 12/1/40	435,510	415,033
4.00% 1/1/41	749,951	715,032
4.00% 2/1/41	278,822	265,805
4.00% 3/1/41	3,875	3,633
4.00% 4/1/41	100,227	95,544
4.00% 5/1/41	480,626	455,892
4.00% 9/1/41	89,304	85,080
4.00% 10/1/41	39,238	37,218
4.00% 11/1/41	90,588	85,922
4.00% 12/1/41	3,080	2,936
4.00% 1/1/42	3,024	2,882
4.00% 10/1/43	1,188,786	1,130,295
4.00% 12/1/43	324,468	306,887
4.00% 7/1/44	390,146	370,731
4.00% 9/1/44	391,893	372,400
4.00% 10/1/44	600,795	570,915
4.00% 3/1/45	549,206	515,447
4.00% 7/1/45	618,510	587,576
4.00% 9/1/45	1,618,806	1,537,273
4.00% 4/1/46	350,758	332,989
4.00% 7/1/46	140,055	132,801
4.00% 11/1/46	1,023,428	970,362
4.00% 4/1/47	612,190	578,675
4.00% 9/1/47	313,576	296,654
4.00% 12/1/47	1,210,996	1,148,091
4.00% 1/1/48	362,040	342,246
4.00% 2/1/48	781,636	738,700
4.00% 5/1/48	193,374	182,712
4.00% 6/1/48	1,585,973	1,490,802
4.00% 7/1/48	507,722	479,746
4.00% 5/1/49	742,612	700,437
4.00% 8/1/49	2,188,368	2,066,101
4.50% 8/1/33	6,295	6,153
4.50% 1/1/34	4,763	4,655

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 9/1/35	19,018	$ 18,549
4.50% 2/1/38	5,026	4,890
4.50% 4/1/38	13,673	13,063
4.50% 7/1/38	14,783	14,203
4.50% 11/1/38	29,002	28,452
4.50% 2/1/39	91,897	90,101
4.50% 3/1/39	59,859	58,673
4.50% 4/1/39	301,962	295,740
4.50% 5/1/39	150,495	147,488
4.50% 6/1/39	29,444	28,871
4.50% 7/1/39	105,229	103,113
4.50% 9/1/39	89,361	87,392
4.50% 1/1/40	257,765	252,774
4.50% 2/1/40	424,038	415,633
4.50% 5/1/40	191,416	187,100
4.50% 6/1/40	113,941	111,638
4.50% 8/1/40	52,205	50,888
4.50% 9/1/40	109,032	106,821
4.50% 10/1/40	612,318	599,766
4.50% 11/1/40	72,764	69,966
4.50% 2/1/41	344,561	337,393
4.50% 4/1/41	6,206	5,929
4.50% 5/1/41	557,264	544,138
4.50% 1/1/42	658,399	645,031
4.50% 9/1/43	255,132	249,954
4.50% 10/1/44	54,311	53,211
4.50% 9/1/47	406,353	393,553
4.50% 11/1/47	347,420	336,570
4.50% 8/1/48	776,494	748,418
4.50% 11/1/48	452,143	435,442
4.50% 12/1/48	533,871	516,192
5.00% 9/1/33	40,222	39,939
5.00% 4/1/34	144,604	145,626
5.00% 7/1/34	99,919	100,651
5.00% 11/1/34	48,016	47,491
5.00% 4/1/35	28,364	28,585
5.00% 6/1/35	47,799	48,165
5.00% 7/1/35	573,846	578,327
5.00% 9/1/35	12,861	12,813
5.00% 10/1/35	34,758	35,031
5.00% 12/1/35	168,638	169,963
5.00% 2/1/36	372,923	375,168
5.00% 3/1/36	21,470	21,638
5.00% 11/1/36	9,165	9,237
5.00% 4/1/38	45,201	45,541
5.00% 7/1/38	5,018	4,907
5.00% 8/1/39	125,377	125,697
5.00% 12/1/39	38,464	38,642
5.00% 1/1/40	134,015	133,759
5.00% 7/1/40	276,109	275,451
5.00% 9/1/40	99,195	99,975
5.00% 6/1/41	149,987	150,286
5.50% 11/1/33	10,990	11,212
5.50% 1/1/34	21,982	22,638
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 5/1/34	51,297	$ 51,973
5.50% 7/1/34	28,681	29,549
5.50% 10/1/34	49,432	51,019
5.50% 9/1/35	25,733	26,384
5.50% 10/1/35	9,644	9,953
5.50% 12/1/35	117,985	118,475
5.50% 1/1/36	122,789	126,829
5.50% 4/1/36	296,736	306,111
5.50% 8/1/36	106,675	109,786
5.50% 1/1/37	60,115	61,181
5.50% 3/1/37	22,784	23,182
5.50% 5/1/37	34,672	35,800
5.50% 6/1/37	10,244	10,231
5.50% 8/1/37	11,829	12,218
5.50% 11/1/37	553	567
5.50% 12/1/37	78	77
5.50% 1/1/38	585,467	604,764
5.50% 2/1/38	9,703	9,863
5.50% 5/1/38	48,803	50,412
5.50% 6/1/38	2,903	2,999
5.50% 7/1/38	20,240	20,679
5.50% 10/1/38	10,193	10,529
5.50% 1/1/39	54,764	56,078
5.50% 5/1/39	96,220	99,393
5.50% 6/1/39	100,103	103,405
5.50% 10/1/39	41,942	43,325
5.50% 7/1/41	82,670	85,396
6.00% 12/1/35	30,064	30,829
6.00% 2/1/36	14,366	15,094
6.00% 6/1/36	9,506	9,988
6.00% 7/1/36	33,437	34,413
6.00% 8/1/36	20,515	21,484
6.00% 9/1/36	26,996	27,826
6.00% 10/1/36	15,622	16,268
6.00% 11/1/36	1,945	2,020
6.00% 1/1/37	27,002	28,370
6.00% 2/1/37	88,412	92,928
6.00% 3/1/37	17,332	17,831
6.00% 4/1/37	3,174	3,234
6.00% 5/1/37	23,378	24,244
6.00% 6/1/37	20,105	21,175
6.00% 8/1/37	33,430	35,182
6.00% 9/1/37	57,761	60,740
6.00% 10/1/37	47,846	50,106
6.00% 11/1/37	19,051	19,757
6.00% 1/1/38	7,263	7,671
6.00% 4/1/38	1,668	1,699
6.00% 5/1/38	33,750	35,617
6.00% 6/1/38	12,036	12,346
6.00% 8/1/38	15,449	15,743
6.00% 9/1/38	19,873	20,293
6.00% 10/1/38	4,830	4,932
6.00% 11/1/38	6,110	6,440
6.00% 12/1/38	155,186	163,114

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 4/1/40	113,972	$ 120,027
6.00% 6/1/40	203,777	214,102
6.50% 3/1/32	302	311
6.50% 7/1/36	20,303	21,355
6.50% 9/1/36	19,952	20,863
6.50% 11/1/36	21,830	22,935
6.50% 9/1/37	3,740	3,942
6.50% 10/1/37	36,165	38,290
6.50% 2/1/38	43,849	45,872
6.50% 3/1/38	115,169	119,589
6.50% 5/1/38	19,121	19,706
6.50% 7/1/38	85,761	88,953
7.00% 8/1/39	25,908	26,761
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/52	2,550,000	2,218,998
3.50% 10/1/52	5,900,000	5,309,539
4.00% 10/1/52	6,700,000	6,216,605
4.50% 10/1/52	7,800,000	7,430,109
5.00% 10/1/52	4,400,000	4,285,897
Freddie Mac S.F. 15 yr
1.50% 2/1/37	4,630,202	3,976,229
1.50% 4/1/37	935,023	802,670
2.50% 4/1/28	22,384	21,293
2.50% 7/1/28	113,961	108,336
2.50% 9/1/28	624,725	594,535
2.50% 10/1/28	747,007	711,219
2.50% 10/1/29	471,046	437,668
2.50% 1/1/31	610,267	566,942
2.50% 5/1/31	231,669	215,215
2.50% 6/1/31	845,244	785,198
2.50% 12/1/31	902,597	838,462
2.50% 12/1/32	538,331	497,697
3.00% 11/1/26	489,359	476,551
3.00% 2/1/27	49,431	48,043
3.00% 3/1/27	69,728	67,448
3.00% 4/1/27	168,816	164,079
3.00% 11/1/27	73,134	71,252
3.00% 2/1/29	378,134	363,040
3.00% 4/1/30	843,494	797,543
3.00% 12/1/30	967,170	912,053
3.00% 5/1/31	458,761	433,729
3.00% 2/1/32	420,424	397,470
3.00% 5/1/32	258,947	241,625
3.00% 11/1/32	475,812	443,950
3.50% 12/1/25	165,751	157,480
3.50% 3/1/26	141,244	134,069
3.50% 10/1/27	130,371	123,578
3.50% 2/1/30	80,019	76,308
3.50% 4/1/32	197,944	187,896
4.00% 8/1/24	7,856	7,610
4.00% 2/1/25	16,119	15,608
4.00% 7/1/25	44,582	43,160
4.00% 4/1/26	113,653	110,269
4.50% 6/1/24	321	316
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 7/1/24	12,623	$ 12,433
4.50% 8/1/24	5,847	5,759
4.50% 11/1/24	15,634	15,397
4.50% 5/1/25	4,179	4,116
5.00% 4/1/23	1,836	1,844
5.00% 3/1/25	2,372	2,382
6.00% 11/1/23	2,950	2,951
Freddie Mac S.F. 20 yr
1.50% 5/1/41	2,663,029	2,128,738
2.50% 1/1/42	1,403,292	1,201,652
3.00% 4/1/36	500,060	461,197
3.00% 2/1/37	410,019	375,374
Freddie Mac S.F. 30 yr
1.50% 2/1/51	8,372,295	6,430,415
1.50% 10/1/51	2,975,074	2,285,007
1.50% 11/1/51	2,897,939	2,225,768
2.00% 10/1/50	6,136,545	4,998,213
2.00% 11/1/50	8,717,407	7,100,314
2.00% 12/1/50	4,674,306	3,807,248
2.00% 1/1/51	6,252,422	5,092,589
2.00% 2/1/51	11,632,459	9,474,559
2.00% 9/1/51	7,147,090	5,810,065
2.00% 11/1/51	11,573,068	9,402,678
2.00% 2/1/52	8,920,398	7,243,201
2.00% 3/1/52	7,277,551	5,904,141
2.50% 7/1/50	5,246,533	4,433,567
2.50% 8/1/50	5,633,769	4,760,792
2.50% 10/1/50	4,626,390	3,909,523
2.50% 11/1/50	4,325,746	3,655,445
2.50% 6/1/51	3,941,274	3,323,781
2.50% 9/1/51	8,132,283	6,854,567
2.50% 10/1/51	6,786,730	5,717,608
2.50% 11/1/51	8,280,028	6,973,974
2.50% 12/1/51	7,003,835	5,895,798
3.00% 10/1/42	774,236	695,206
3.00% 1/1/43	1,879,420	1,687,050
3.00% 3/1/43	906,710	813,200
3.00% 4/1/43	1,129,708	1,013,544
3.00% 7/1/43	448,362	401,483
3.00% 8/1/43	186,068	166,589
3.00% 10/1/43	656,398	588,127
3.00% 8/1/45	1,730,700	1,543,351
3.00% 4/1/46	378,897	336,775
3.00% 7/1/46	2,854,991	2,542,619
3.00% 11/1/46	1,028,233	912,016
3.00% 12/1/46	658,611	585,428
3.00% 1/1/47	1,275,537	1,133,344
3.00% 2/1/47	2,459,880	2,184,663
3.00% 12/1/47	108,773	96,074
3.00% 10/1/49	756,910	664,453
3.00% 12/1/49	1,899,751	1,667,487
3.00% 1/1/50	2,248,522	1,970,137
3.00% 2/1/50	2,923,104	2,565,464
3.00% 4/1/50	3,754,388	3,293,865

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 5/1/50	474,678	$ 415,716
3.00% 2/1/52	2,648,806	2,314,408
3.00% 3/1/52	2,450,003	2,135,870
3.50% 10/1/41	785,524	721,108
3.50% 2/1/42	515,339	474,203
3.50% 5/1/42	650,909	598,533
3.50% 10/1/42	638,879	586,140
3.50% 2/1/43	572,521	528,051
3.50% 5/1/43	473,082	434,994
3.50% 8/1/43	1,018,963	936,924
3.50% 2/1/44	234,666	215,777
3.50% 3/1/44	17,307	15,914
3.50% 6/1/44	242,675	223,154
3.50% 8/1/44	279,633	257,130
3.50% 11/1/44	487,057	447,859
3.50% 1/1/45	618,302	571,407
3.50% 7/1/45	838,336	770,842
3.50% 10/1/45	591,157	543,577
3.50% 12/1/45	452,183	415,787
3.50% 1/1/46	802,272	737,699
3.50% 3/1/46	405,214	371,135
3.50% 5/1/46	300,911	278,954
3.50% 6/1/46	685,871	626,841
3.50% 12/1/46	894,047	819,493
3.50% 2/1/47	680,090	624,077
3.50% 3/1/47	373,310	341,875
3.50% 10/1/47	266,100	243,595
3.50% 11/1/47	393,543	359,917
3.50% 12/1/47	894,108	817,711
3.50% 2/1/48	845,090	772,562
3.50% 5/1/48	331,261	302,027
3.50% 8/1/49	220,526	200,597
3.50% 12/1/49	846,383	769,725
3.50% 3/1/50	248,706	226,083
4.00% 5/1/39	62,994	60,112
4.00% 2/1/40	32,099	30,478
4.00% 5/1/40	33,135	31,581
4.00% 8/1/40	10,488	10,008
4.00% 9/1/40	83,022	79,223
4.00% 10/1/40	310,005	295,825
4.00% 11/1/40	650,267	620,544
4.00% 12/1/40	440,844	420,693
4.00% 2/1/41	387,238	368,671
4.00% 12/1/41	489,617	465,348
4.00% 1/1/42	47,890	44,758
4.00% 3/1/42	34,662	33,077
4.00% 4/1/42	625,359	596,800
4.00% 6/1/42	2,920	2,787
4.00% 5/1/44	649,463	616,395
4.00% 9/1/44	193,298	183,857
4.00% 4/1/45	618,183	588,007
4.00% 10/1/45	298,183	283,579
4.00% 11/1/45	123,721	117,677
4.00% 1/1/46	349,318	331,829
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 2/1/46	283,586	$ 269,300
4.00% 2/1/47	164,047	155,640
4.00% 9/1/47	1,231,908	1,166,817
4.00% 11/1/47	166,773	158,351
4.00% 12/1/47	358,322	339,098
4.00% 1/1/48	170,729	162,249
4.00% 5/1/48	697,985	661,745
4.00% 7/1/48	209,740	198,337
4.00% 10/1/48	316,001	298,394
4.00% 3/1/49	336,181	317,912
4.00% 11/1/49	797,352	748,727
4.50% 2/1/39	15,825	15,345
4.50% 4/1/39	11,005	10,799
4.50% 5/1/39	29,639	29,108
4.50% 6/1/39	166,168	163,044
4.50% 7/1/39	38,957	38,248
4.50% 9/1/39	220,107	216,113
4.50% 10/1/39	140,508	137,181
4.50% 1/1/40	602,440	591,134
4.50% 2/1/40	297,934	291,465
4.50% 7/1/40	38,242	37,509
4.50% 8/1/40	21,808	21,390
4.50% 9/1/40	266,708	261,595
4.50% 2/1/41	530,556	520,807
4.50% 3/1/41	139,803	137,124
4.50% 9/1/41	184,621	181,094
4.50% 3/1/44	98,916	97,020
4.50% 7/1/45	344,336	337,799
4.50% 4/1/47	87,390	84,904
4.50% 9/1/47	203,398	197,087
4.50% 12/1/47	91,101	88,229
4.50% 6/1/48	268,591	259,341
4.50% 8/1/48	437,011	422,347
4.50% 3/1/49	467,298	447,869
4.50% 6/1/49	614,316	593,024
5.00% 10/1/34	65,548	65,865
5.00% 2/1/35	17,328	17,305
5.00% 8/1/35	22,774	22,977
5.00% 10/1/35	10,472	10,565
5.00% 11/1/35	4,973	5,018
5.00% 12/1/35	37,020	37,352
5.00% 2/1/37	26,583	26,751
5.00% 12/1/37	137,840	139,082
5.00% 1/1/38	1,900	1,917
5.00% 4/1/38	898	900
5.00% 6/1/38	47,908	48,338
5.00% 7/1/38	6,491	6,550
5.00% 9/1/38	2,526	2,549
5.00% 10/1/38	48,492	48,925
5.00% 12/1/38	41,423	41,793
5.00% 1/1/39	12,670	12,783
5.00% 2/1/39	219,664	221,627
5.00% 3/1/39	534,943	539,783
5.00% 8/1/39	49,429	49,876

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 9/1/39	147,097	$ 147,080
5.00% 1/1/40	109,577	110,565
5.00% 5/1/40	37,839	37,654
5.00% 6/1/40	229,394	231,156
5.00% 9/1/40	32,878	33,172
5.00% 3/1/41	114,733	112,651
5.00% 9/1/48	76,921	76,084
5.00% 11/1/48	148,828	146,911
5.50% 8/1/33	12,474	12,452
5.50% 6/1/34	35,484	36,595
5.50% 6/1/35	22,431	23,159
5.50% 11/1/35	31,302	32,080
5.50% 1/1/37	14,783	15,286
5.50% 5/1/37	19,702	20,374
5.50% 7/1/37	6,555	6,769
5.50% 1/1/38	78,183	80,850
5.50% 2/1/38	19,565	20,233
5.50% 5/1/38	208,857	215,165
5.50% 6/1/38	5,388	5,572
5.50% 8/1/38	20,387	21,082
5.50% 12/1/38	13,869	14,108
5.50% 8/1/39	41,822	43,250
5.50% 12/1/39	110,609	111,429
5.50% 3/1/40	124,151	128,389
5.50% 4/1/40	226,818	234,528
5.50% 5/1/40	77,300	79,938
5.50% 6/1/41	23,954	24,771
6.00% 11/1/28	3,442	3,569
6.00% 7/1/33	5,921	6,032
6.00% 8/1/36	5,392	5,671
6.00% 11/1/36	14,518	15,250
6.00% 4/1/37	192	198
6.00% 5/1/37	21,877	22,936
6.00% 8/1/37	44,349	46,312
6.00% 9/1/37	44,619	46,561
6.00% 10/1/37	8,722	8,878
6.00% 11/1/37	58,539	61,740
6.00% 12/1/37	7,081	7,212
6.00% 1/1/38	36,464	38,532
6.00% 4/1/38	3,602	3,788
6.00% 6/1/38	8,522	8,951
6.00% 7/1/38	13,424	14,165
6.00% 8/1/38	8,635	9,122
6.00% 9/1/38	7,882	8,257
6.00% 10/1/38	14,056	14,549
6.00% 11/1/38	17,817	18,134
6.00% 3/1/39	9,153	9,671
6.00% 5/1/40	251,769	264,894
6.00% 7/1/40	320,360	336,959
6.50% 11/1/36	48,355	50,724
6.50% 8/1/37	23,485	24,565
6.50% 10/1/37	7,442	7,929
6.50% 6/1/38	24,742	25,525
6.50% 4/1/39	30,317	31,659
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr
3.00% 9/15/42	390,474	$ 348,575
3.00% 11/15/42	357,101	319,073
3.00% 12/15/42	154,140	137,693
3.00% 2/15/45	278,690	247,796
3.50% 10/15/40	56,889	52,896
3.50% 1/15/41	17,550	16,359
3.50% 7/15/41	44,153	41,150
3.50% 10/15/41	99,317	92,588
3.50% 3/15/42	6,780	6,319
3.50% 6/15/42	515,221	480,317
3.50% 10/15/42	18,491	17,233
4.00% 6/15/39	21,867	21,000
4.00% 8/15/40	85,471	81,423
4.00% 10/15/40	183,538	175,691
4.00% 12/15/40	328,542	314,509
4.00% 1/15/41	293,336	280,816
4.00% 9/15/41	77,206	73,906
4.50% 2/15/39	29,319	28,835
4.50% 3/15/39	254,397	249,136
4.50% 4/15/39	53,534	52,331
4.50% 5/15/39	24,875	24,257
4.50% 6/15/39	26,896	26,172
4.50% 7/15/39	62,541	61,609
4.50% 8/15/39	11,578	11,408
4.50% 9/15/39	101,655	99,755
4.50% 10/15/39	316,825	310,979
4.50% 11/15/39	86,862	85,493
4.50% 12/15/39	63,447	62,570
4.50% 1/15/40	250,528	246,707
4.50% 4/15/40	88,120	86,648
4.50% 5/15/40	76,844	75,559
4.50% 6/15/40	188,936	183,810
4.50% 8/15/40	48,489	47,697
4.50% 9/15/40	48,874	48,193
4.50% 1/15/41	229,273	224,809
4.50% 2/15/41	401,447	394,626
4.50% 3/15/41	49,619	48,790
4.50% 6/15/41	45,374	44,323
4.50% 7/15/41	6,562	6,473
5.00% 3/15/35	15,091	14,921
5.00% 3/15/38	7,144	7,206
5.00% 4/15/38	3,693	3,674
5.00% 5/15/38	885	891
5.00% 8/15/38	2,178	2,154
5.00% 1/15/39	57,024	57,512
5.00% 4/15/39	51,527	51,973
5.00% 5/15/39	307,759	311,308
5.00% 6/15/39	236,402	238,123
5.00% 9/15/39	80,451	79,555
5.00% 10/15/39	91,674	92,147
5.00% 11/15/39	105,851	106,762
5.00% 1/15/40	333,473	334,841
5.00% 2/15/40	211,714	213,549
5.00% 4/15/40	122,323	122,884

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 7/15/40	112,250	$ 113,604
5.50% 10/15/33	68,625	71,862
5.50% 4/15/37	15,118	16,001
5.50% 7/15/37	9,127	9,325
5.50% 1/15/38	48,153	49,392
5.50% 2/15/38	69,303	73,346
5.50% 7/15/38	28,058	29,494
5.50% 8/15/38	8,791	9,200
5.50% 9/15/38	123,008	130,251
5.50% 12/15/38	89,902	94,957
5.50% 1/15/39	34,481	35,329
5.50% 5/15/39	66,013	69,889
5.50% 7/15/39	609	615
5.50% 10/15/39	67,233	71,167
5.50% 12/15/39	17,947	19,001
5.50% 4/15/40	123,908	127,095
5.50% 2/15/41	15,993	16,928
6.00% 1/15/38	29,444	30,858
6.00% 3/15/38	310	317
6.00% 5/15/38	12,180	12,519
6.00% 7/15/38	1,492	1,564
6.00% 8/15/38	25,441	26,110
6.00% 10/15/38	27,216	28,545
6.00% 11/15/38	26,724	28,808
6.00% 12/15/38	60,297	64,243
6.00% 8/15/39	4,278	4,380
6.00% 10/15/39	2,466	2,525
6.00% 6/15/40	2,554	2,615
6.00% 12/15/40	177,176	187,384
6.50% 5/15/38	7,461	7,710
6.50% 7/15/38	59,765	61,760
6.50% 10/15/38	4,582	4,814
6.50% 2/15/39	63,317	65,733
6.50% 8/15/39	3,255	3,363
GNMA II S.F. 30 yr
2.00% 1/20/51	3,529,420	2,962,504
2.00% 4/20/51	6,396,433	5,365,808
2.00% 5/20/51	3,920,473	3,288,269
2.00% 6/20/51	6,558,863	5,497,955
2.00% 9/20/51	6,895,911	5,772,501
2.00% 12/20/51	4,759,524	3,980,811
2.00% 1/20/52	4,335,693	3,624,695
2.00% 4/20/52	1,616,793	1,349,058
2.00% 5/20/52	1,151,341	960,915
2.50% 12/20/46	584,214	503,377
2.50% 7/20/50	1,498,635	1,298,729
2.50% 8/20/50	3,839,639	3,317,794
2.50% 10/20/50	4,583,272	3,958,426
2.50% 4/20/51	5,929,651	5,117,623
2.50% 7/20/51	6,564,465	5,662,987
2.50% 8/20/51	3,116,707	2,689,946
2.50% 9/20/51	4,699,729	4,053,424
2.50% 10/20/51	2,191,592	1,890,000
2.50% 1/20/52	2,872,576	2,476,147
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
2.50% 5/20/52	2,452,876	$ 2,112,048
3.00% 9/20/42	621,651	559,036
3.00% 11/20/42	313,995	282,383
3.00% 12/20/42	498,236	448,055
3.00% 1/20/43	480,031	431,691
3.00% 2/20/43	905,687	825,707
3.00% 3/20/43	1,303,238	1,165,233
3.00% 6/20/43	411,208	369,794
3.00% 9/20/43	759,976	683,753
3.00% 12/20/44	428,440	385,683
3.00% 3/20/45	410,499	369,194
3.00% 4/20/45	359,297	323,139
3.00% 6/20/45	596,299	536,108
3.00% 8/20/45	810,699	728,727
3.00% 12/20/45	169,616	151,991
3.00% 5/20/46	680,770	611,884
3.00% 9/20/46	810,545	727,469
3.00% 10/20/46	829,173	742,707
3.00% 11/20/46	686,483	614,064
3.00% 12/20/46	1,657,578	1,487,840
3.00% 1/20/47	1,271,904	1,137,449
3.00% 2/20/47	457,866	409,525
3.00% 6/20/47	521,945	467,960
3.00% 1/20/48	427,862	383,349
3.00% 12/20/49	523,359	466,618
3.00% 2/20/50	293,779	261,802
3.00% 5/20/50	1,484,923	1,321,841
3.00% 6/20/50	2,908,997	2,596,467
3.00% 7/20/50	4,603,786	4,095,820
3.00% 8/20/51	1,825,795	1,622,278
3.50% 12/20/41	425,345	395,825
3.50% 4/20/42	200,077	185,991
3.50% 6/20/42	604,436	561,605
3.50% 10/20/42	252,331	233,018
3.50% 12/20/42	548,095	508,618
3.50% 2/20/43	922,791	855,996
3.50% 3/20/43	568,646	520,496
3.50% 5/20/43	658,142	612,547
3.50% 9/20/43	753,581	697,924
3.50% 1/20/44	734,684	680,428
3.50% 12/20/44	373,973	346,361
3.50% 3/20/45	316,264	292,896
3.50% 4/20/45	1,709,391	1,573,551
3.50% 6/20/45	642,820	595,200
3.50% 10/20/45	659,088	609,687
3.50% 11/20/45	435,712	402,119
3.50% 12/20/45	152,394	140,473
3.50% 3/20/46	577,640	534,041
3.50% 6/20/46	1,120,138	1,035,259
3.50% 7/20/46	665,622	615,043
3.50% 1/20/47	510,607	472,350
3.50% 6/20/47	700,701	646,932
3.50% 7/20/47	635,369	586,536
3.50% 9/20/47	700,624	649,102

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 10/20/47	994,764	$ 916,995
3.50% 11/20/47	652,778	601,048
3.50% 12/20/47	288,835	266,267
3.50% 1/20/48	637,668	587,329
3.50% 6/20/48	807,163	743,366
3.50% 8/20/49	359,691	330,406
3.50% 11/20/49	566,531	520,025
3.50% 12/20/49	1,182,287	1,084,819
4.00% 8/20/40	124,628	119,065
4.00% 10/20/41	25,483	24,337
4.00% 11/20/41	448,590	428,405
4.00% 12/20/41	180,503	172,377
4.00% 5/20/42	410,431	394,642
4.00% 7/20/42	267,230	255,226
4.00% 8/20/42	201,276	192,233
4.00% 8/20/43	298,020	282,827
4.00% 3/20/44	396,040	375,845
4.00% 8/20/44	558,894	530,384
4.00% 10/20/44	161,658	153,410
4.00% 12/20/44	571,573	542,393
4.00% 1/20/45	118,999	112,925
4.00% 2/20/45	304,184	288,654
4.00% 8/20/45	202,199	192,207
4.00% 9/20/45	284,314	270,241
4.00% 10/20/45	427,698	405,904
4.00% 11/20/45	279,649	265,916
4.00% 1/20/46	60,845	57,745
4.00% 6/20/46	277,464	263,979
4.00% 1/20/47	223,906	212,516
4.00% 4/20/47	390,291	370,217
4.00% 6/20/47	286,725	272,143
4.00% 7/20/47	100,684	95,567
4.00% 8/20/47	403,934	383,403
4.00% 5/20/49	550,322	518,707
4.00% 7/20/49	446,997	419,590
4.00% 3/20/50	689,170	652,940
4.50% 7/20/41	620,648	613,299
4.50% 12/20/43	387,781	386,765
4.50% 3/20/44	256,008	251,733
4.50% 4/20/45	187,387	186,667
4.50% 4/20/47	126,106	123,425
4.50% 7/20/47	127,222	123,700
4.50% 9/20/47	65,235	63,583
4.50% 3/20/48	192,710	187,388
4.50% 7/20/48	745,039	723,567
4.50% 10/1/52	2,300,000	2,201,441
5.00% 4/20/43	331,178	336,829
5.00% 7/20/48	152,478	150,570
GNMA II S.F. 30 yr TBA
2.50% 10/1/52	2,050,000	1,761,198
3.00% 10/1/52	2,000,000	1,767,266
3.50% 10/1/52	1,500,000	1,364,238
4.00% 10/1/52	2,500,000	2,334,473
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
5.00% 10/1/52	500,000	$ 489,338
Total Agency Mortgage-Backed Securities (Cost $763,055,088)		655,307,158
AGENCY OBLIGATIONS–1.20%
Federal Farm Credit Banks Funding Corp. 0.25% 2/26/24	4,245,000	4,014,639
Federal Home Loan Banks
1.25% 12/21/26	1,000,000	891,271
2.75% 6/28/24	1,500,000	1,459,401
3.25% 11/16/28	1,255,000	1,197,477
5.50% 7/15/36	300,000	335,184
Federal Home Loan Mortgage Corp.
0.13% 10/16/23	225,000	215,546
0.25% 12/4/23	335,000	319,627
0.38% 9/23/25	185,000	164,993
1.50% 2/12/25	3,000,000	2,811,493
6.25% 7/15/32	750,000	872,683
6.75% 9/15/29	100,000	116,453
6.75% 3/15/31	300,000	354,580
Federal National Mortgage Association
0.25% 11/27/23	595,000	568,434
0.38% 8/25/25	2,850,000	2,548,329
0.75% 10/8/27	850,000	722,569
1.63% 1/7/25	2,580,000	2,434,123
1.75% 7/2/24	2,000,000	1,914,841
2.13% 4/24/26	1,765,000	1,641,964
2.63% 9/6/24	2,085,000	2,022,296
5.63% 7/15/37	100,000	112,812
6.25% 5/15/29	500,000	563,312
6.63% 11/15/30	300,000	350,359
7.13% 1/15/30	500,000	591,735
7.25% 5/15/30	500,000	599,491
Japan International Cooperation Agency
2.13% 10/20/26	200,000	181,776
3.38% 6/12/28	200,000	188,585
Tennessee Valley Authority
4.63% 9/15/60	150,000	146,673
4.65% 6/15/35	500,000	501,693
Series B 4.70% 7/15/33	200,000	202,273
5.38% 4/1/56	200,000	216,307
5.88% 4/1/36	75,000	83,702
6.15% 1/15/38	100,000	115,893
7.13% 5/1/30	100,000	118,590
Total Agency Obligations (Cost $29,985,882)		28,579,104
CORPORATE BONDS–24.38%
Advertising–0.03%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	75,943
3.38% 3/1/41	70,000	46,304

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Advertising (continued)
Interpublic Group of Cos., Inc. (continued)
4.75% 3/30/30	400,000	$ 365,622
Omnicom Group, Inc. 2.45% 4/30/30	100,000	80,273
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	200,000	189,436
		757,578
Aerospace & Defense–0.44%
Boeing Co.
1.43% 2/4/24	165,000	156,743
1.95% 2/1/24	85,000	81,552
2.20% 2/4/26	750,000	665,578
2.60% 10/30/25	100,000	91,252
2.70% 2/1/27	75,000	65,050
2.75% 2/1/26	150,000	135,791
2.95% 2/1/30	150,000	120,590
3.10% 5/1/26	100,000	91,290
3.20% 3/1/29	100,000	83,495
3.25% 2/1/28	150,000	130,836
3.25% 3/1/28	95,000	82,243
3.25% 2/1/35	100,000	70,625
3.55% 3/1/38	65,000	44,524
3.60% 5/1/34	100,000	74,957
3.63% 2/1/31	85,000	70,554
3.63% 3/1/48	35,000	21,767
3.75% 2/1/50	150,000	97,684
3.85% 11/1/48	35,000	22,654
3.90% 5/1/49	100,000	65,315
3.95% 8/1/59	150,000	93,188
4.88% 5/1/25	285,000	278,077
5.04% 5/1/27	250,000	240,840
5.15% 5/1/30	500,000	462,524
5.71% 5/1/40	450,000	393,058
5.81% 5/1/50	500,000	434,496
5.93% 5/1/60	350,000	299,393
6.13% 2/15/33	50,000	47,832
6.88% 3/15/39	100,000	95,680
General Dynamics Corp.
2.13% 8/15/26	150,000	135,661
2.38% 11/15/24	100,000	95,198
2.63% 11/15/27	100,000	89,251
3.50% 5/15/25	150,000	145,915
3.75% 5/15/28	160,000	150,737
4.25% 4/1/50	300,000	260,125
L3Harris Technologies, Inc.
3.83% 4/27/25	250,000	241,211
3.85% 12/15/26	75,000	70,816
3.95% 5/28/24	154,000	151,659
4.40% 6/15/28	150,000	140,929
4.85% 4/27/35	70,000	63,192
5.05% 4/27/45	70,000	61,831
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85% 6/15/30	45,000	$ 36,465
2.80% 6/15/50	50,000	33,084
3.60% 3/1/35	150,000	127,879
3.80% 3/1/45	250,000	198,731
4.07% 12/15/42	279,000	236,336
4.50% 5/15/36	40,000	36,622
4.70% 5/15/46	109,000	99,437
Northrop Grumman Corp.
3.20% 2/1/27	100,000	92,269
3.25% 1/15/28	125,000	113,738
5.05% 11/15/40	100,000	92,425
5.25% 5/1/50	600,000	572,532
7.75% 2/15/31	150,000	168,986
Raytheon Technologies Corp.
2.25% 7/1/30	100,000	80,815
2.38% 3/15/32	200,000	157,068
3.03% 3/15/52	140,000	91,335
3.13% 5/4/27	350,000	321,001
3.13% 7/1/50	600,000	403,359
3.20% 3/15/24	150,000	146,667
3.50% 3/15/27	107,000	100,204
3.75% 11/1/46	100,000	75,261
3.95% 8/16/25	75,000	73,189
4.05% 5/4/47	50,000	39,720
4.13% 11/16/28	180,000	168,176
4.15% 5/15/45	250,000	200,357
4.35% 4/15/47	70,000	58,252
4.45% 11/16/38	60,000	52,266
4.50% 6/1/42	400,000	342,071
4.63% 11/16/48	100,000	86,228
4.70% 12/15/41	200,000	173,763
		10,502,349
Agriculture–0.26%
Altria Group, Inc.
2.35% 5/6/25	40,000	37,048
2.45% 2/4/32	500,000	352,859
2.63% 9/16/26	145,000	130,143
3.40% 5/6/30	25,000	20,243
3.40% 2/4/41	415,000	261,680
3.88% 9/16/46	200,000	126,458
4.00% 2/4/61	385,000	235,036
4.40% 2/14/26	65,000	62,550
4.45% 5/6/50	40,000	26,723
4.50% 5/2/43	100,000	70,483
4.80% 2/14/29	225,000	207,691
5.38% 1/31/44	63,000	51,003
5.80% 2/14/39	165,000	144,074
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	164,681
4.50% 3/15/49	500,000	455,260
BAT Capital Corp.
2.26% 3/25/28	75,000	59,655

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital Corp. (continued)
2.73% 3/25/31	150,000	$ 111,632
2.79% 9/6/24	105,000	99,823
3.22% 8/15/24	400,000	384,903
3.22% 9/6/26	150,000	134,011
3.46% 9/6/29	200,000	162,855
3.56% 8/15/27	200,000	175,634
3.73% 9/25/40	65,000	41,645
3.98% 9/25/50	100,000	61,175
4.39% 8/15/37	275,000	196,183
4.54% 8/15/47	240,000	159,012
4.76% 9/6/49	100,000	68,155
4.91% 4/2/30	400,000	353,177
BAT International Finance PLC 1.67% 3/25/26	100,000	86,441
Bunge Ltd. Finance Corp.
1.63% 8/17/25	50,000	44,977
3.25% 8/15/26	45,000	41,366
3.75% 9/25/27	55,000	50,378
Philip Morris International, Inc.
0.88% 5/1/26	250,000	214,746
2.10% 5/1/30	55,000	41,779
2.75% 2/25/26	100,000	92,131
2.88% 5/1/24	100,000	96,788
3.13% 8/17/27	150,000	136,752
3.38% 8/11/25	100,000	95,650
3.38% 8/15/29	100,000	85,285
4.13% 3/4/43	150,000	104,324
4.25% 11/10/44	85,000	59,520
4.38% 11/15/41	200,000	145,530
4.50% 3/20/42	100,000	73,250
6.38% 5/16/38	150,000	141,975
Reynolds American, Inc.
4.45% 6/12/25	105,000	101,442
5.70% 8/15/35	50,000	42,285
5.85% 8/15/45	180,000	141,190
6.15% 9/15/43	125,000	104,363
		6,253,964
Airlines–0.09%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	44,807	38,682
3.20% 12/15/29	371,000	322,604
3.65% 2/15/29	73,375	64,763
♦Delta Air Lines Pass-Through Trust
2.00% 12/10/29	132,062	112,009
3.20% 10/25/25	25,000	24,155
♦JetBlue Pass-Through Trust
2.75% 11/15/33	44,513	36,500
4.00% 5/15/34	22,546	20,041
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Southwest Airlines Co.
2.63% 2/10/30	100,000	$ 80,217
3.00% 11/15/26	100,000	90,907
5.13% 6/15/27	265,000	259,439
5.25% 5/4/25	115,000	114,882
♦Spirit Airlines Pass-Through Trust 4.10% 10/1/29	15,892	13,743
♦United Airlines Pass-Through Trust
2.70% 11/1/33	86,455	69,010
3.10% 1/7/30	73,617	62,396
3.50% 9/1/31	109,230	95,803
3.75% 3/3/28	121,587	110,246
4.15% 10/11/25	139,258	131,773
4.15% 2/25/33	92,785	83,372
4.88% 7/15/27	47,760	44,606
5.88% 4/15/29	245,584	236,873
		2,012,021
Apparel–0.07%
NIKE, Inc.
2.38% 11/1/26	150,000	136,916
2.85% 3/27/30	500,000	434,363
3.38% 11/1/46	100,000	75,256
3.63% 5/1/43	100,000	77,963
3.88% 11/1/45	100,000	81,020
PVH Corp. 4.63% 7/10/25	30,000	28,761
Ralph Lauren Corp.
2.95% 6/15/30	55,000	46,306
3.75% 9/15/25	100,000	97,135
Tapestry, Inc.
3.05% 3/15/32	100,000	74,608
4.13% 7/15/27	35,000	32,361
VF Corp. 2.40% 4/23/25	500,000	467,167
		1,551,856
Auto Manufacturers–0.38%
American Honda Finance Corp.
0.55% 7/12/24	100,000	92,836
0.75% 8/9/24	135,000	125,465
1.20% 7/8/25	200,000	180,958
1.30% 9/9/26	165,000	143,698
1.80% 1/13/31	100,000	77,627
2.00% 3/24/28	115,000	97,651
2.35% 1/8/27	100,000	89,607
2.90% 2/16/24	100,000	97,479
3.55% 1/12/24	100,000	98,503
3.63% 10/10/23	75,000	74,346
Cummins, Inc.
0.75% 9/1/25	85,000	76,330
3.65% 10/1/23	139,000	137,946
4.88% 10/1/43	64,000	60,465

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co.
5.00% 10/1/28	150,000	$ 137,980
5.15% 4/1/38	125,000	100,557
5.40% 4/1/48	200,000	156,103
5.95% 4/1/49	100,000	83,413
6.25% 10/2/43	350,000	304,020
6.60% 4/1/36	305,000	285,152
6.75% 4/1/46	75,000	68,288
6.80% 10/1/27	200,000	202,122
General Motors Financial Co., Inc.
1.05% 3/8/24	50,000	46,858
1.25% 1/8/26	250,000	214,866
2.35% 2/26/27	150,000	127,277
2.35% 1/8/31	250,000	181,415
2.40% 4/10/28	100,000	79,980
2.70% 8/20/27	250,000	211,680
2.90% 2/26/25	350,000	327,008
3.10% 1/12/32	150,000	113,135
3.60% 6/21/30	250,000	202,505
3.80% 4/7/25	75,000	71,439
3.85% 1/5/28	100,000	88,089
3.95% 4/13/24	150,000	146,299
4.00% 1/15/25	200,000	192,137
4.30% 7/13/25	100,000	95,686
4.35% 4/9/25	115,000	111,044
4.35% 1/17/27	180,000	166,875
5.10% 1/17/24	200,000	199,271
Honda Motor Co. Ltd.
2.27% 3/10/25	85,000	80,002
2.53% 3/10/27	85,000	76,869
2.97% 3/10/32	100,000	83,864
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	238,187
PACCAR Financial Corp.
0.35% 2/2/24	100,000	94,639
0.90% 11/8/24	100,000	92,232
2.85% 4/7/25	100,000	95,603
Toyota Motor Corp.
0.68% 3/25/24	200,000	188,654
1.34% 3/25/26	200,000	177,423
2.36% 7/2/24	70,000	67,233
2.76% 7/2/29	70,000	61,212
3.67% 7/20/28	105,000	98,320
Toyota Motor Credit Corp.
0.80% 1/9/26	250,000	220,122
1.15% 8/13/27	120,000	100,403
1.45% 1/13/25	200,000	185,435
1.80% 2/13/25	250,000	233,185
1.90% 1/13/27	200,000	176,285
1.90% 4/6/28	100,000	85,082
2.25% 10/18/23	150,000	146,779
2.40% 1/13/32	200,000	160,332
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit Corp. (continued)
2.90% 4/17/24	150,000	$ 146,051
3.05% 3/22/27	200,000	184,175
3.20% 1/11/27	100,000	93,069
3.40% 4/14/25	150,000	144,936
4.40% 9/20/24	250,000	248,419
4.55% 9/20/27	250,000	244,151
		8,988,772
Auto Parts & Equipment–0.04%
Aptiv PLC
4.35% 3/15/29	65,000	58,818
5.40% 3/15/49	150,000	122,833
Aptiv PLC/Aptiv Corp.
2.40% 2/18/25	150,000	139,972
3.25% 3/1/32	100,000	79,615
4.15% 5/1/52	125,000	84,184
BorgWarner, Inc. 2.65% 7/1/27	125,000	108,928
Lear Corp.
3.80% 9/15/27	100,000	91,251
4.25% 5/15/29	50,000	44,074
Magna International, Inc. 3.63% 6/15/24	200,000	196,084
		925,759
Banks–5.50%
Banco Bilbao Vizcaya Argentaria SA 1.13% 9/18/25	200,000	176,059
Banco Santander SA
μ1.72% 9/14/27	200,000	165,455
1.85% 3/25/26	200,000	172,696
2.75% 5/28/25	200,000	182,870
2.96% 3/25/31	200,000	151,661
3.49% 5/28/30	200,000	160,432
3.50% 3/24/25	200,000	190,500
4.25% 4/11/27	200,000	183,770
4.38% 4/12/28	200,000	178,378
5.18% 11/19/25	200,000	192,966
Bank of America Corp.
μ0.81% 10/24/24	350,000	332,780
μ0.98% 9/25/25	200,000	181,967
μ1.20% 10/24/26	850,000	741,670
μ1.32% 6/19/26	900,000	798,838
μ1.53% 12/6/25	200,000	182,941
μ1.66% 3/11/27	250,000	216,624
μ1.73% 7/22/27	305,000	261,668
μ1.84% 2/4/25	200,000	190,067
μ1.90% 7/23/31	200,000	148,922
μ1.92% 10/24/31	350,000	258,894
μ2.02% 2/13/26	300,000	275,005
μ2.09% 6/14/29	750,000	609,476
μ2.30% 7/21/32	500,000	373,667

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ2.46% 10/22/25	200,000	$ 187,257
μ2.48% 9/21/36	300,000	216,687
μ2.50% 2/13/31	300,000	236,719
μ2.55% 2/4/28	200,000	174,012
μ2.57% 10/20/32	250,000	191,207
μ2.65% 3/11/32	250,000	194,449
μ2.68% 6/19/41	300,000	193,757
μ2.83% 10/24/51	75,000	44,619
μ2.88% 10/22/30	200,000	163,949
μ2.97% 2/4/33	1,125,000	879,470
μ2.97% 7/21/52	500,000	306,660
μ3.09% 10/1/25	550,000	522,451
μ3.19% 7/23/30	250,000	210,703
3.25% 10/21/27	500,000	448,078
μ3.37% 1/23/26	250,000	236,873
μ3.42% 12/20/28	480,000	426,191
μ3.46% 3/15/25	200,000	193,678
μ3.48% 3/13/52	250,000	168,546
3.50% 4/19/26	350,000	328,792
μ3.56% 4/23/27	300,000	276,953
μ3.59% 7/21/28	350,000	316,109
μ3.82% 1/20/28	250,000	230,110
μ3.84% 4/25/25	250,000	243,204
μ3.85% 3/8/37	200,000	161,361
3.88% 8/1/25	400,000	387,193
3.95% 4/21/25	250,000	241,043
μ3.95% 1/23/49	250,000	185,210
μ3.97% 2/7/30	375,000	333,803
4.00% 4/1/24	475,000	469,525
4.18% 11/25/27	250,000	231,610
4.25% 10/22/26	433,000	411,361
μ4.27% 7/23/29	400,000	364,718
μ4.38% 4/27/28	250,000	234,259
μ4.44% 1/20/48	200,000	162,006
4.45% 3/3/26	430,000	414,351
μ4.57% 4/27/33	250,000	223,922
5.00% 1/21/44	350,000	302,404
5.88% 2/7/42	218,000	211,810
6.11% 1/29/37	200,000	192,494
7.75% 5/14/38	200,000	221,845
Bank of America N.A. 6.00% 10/15/36	400,000	394,176
Bank of Montreal
0.45% 12/8/23	355,000	337,356
1.25% 9/15/26	200,000	170,998
1.50% 1/10/25	145,000	133,369
2.15% 3/8/24	200,000	192,287
2.50% 6/28/24	135,000	129,436
2.65% 3/8/27	135,000	120,381
μ3.09% 1/10/37	250,000	186,425
μ3.80% 12/15/32	300,000	260,138
4.25% 9/14/24	200,000	196,754
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal (continued)
4.70% 9/14/27	200,000	$ 192,996
Bank of New York Mellon Corp.
2.10% 10/24/24	170,000	161,074
3.00% 2/24/25	100,000	96,272
3.00% 10/30/28	55,000	47,885
3.25% 9/11/24	400,000	389,450
3.25% 5/16/27	150,000	140,254
3.30% 8/23/29	350,000	308,465
3.35% 4/25/25	250,000	241,459
μ3.44% 2/7/28	180,000	166,083
3.85% 4/28/28	100,000	93,731
3.95% 11/18/25	100,000	97,250
Bank of Nova Scotia
1.05% 3/2/26	250,000	217,880
1.30% 6/11/25	500,000	449,651
1.30% 9/15/26	100,000	85,771
2.45% 2/2/32	200,000	152,099
2.70% 8/3/26	200,000	182,057
2.95% 3/11/27	200,000	181,055
3.40% 2/11/24	250,000	245,148
3.45% 4/11/25	90,000	86,202
4.50% 12/16/25	150,000	144,744
μ4.59% 5/4/37	65,000	54,499
BankUnited, Inc. 5.13% 6/11/30	200,000	186,152
Barclays PLC
μ2.28% 11/24/27	200,000	167,504
μ2.65% 6/24/31	300,000	223,840
μ2.67% 3/10/32	200,000	146,161
μ2.85% 5/7/26	200,000	181,552
μ2.89% 11/24/32	200,000	144,592
μ3.33% 11/24/42	200,000	126,462
μ3.81% 3/10/42	200,000	124,799
μ3.93% 5/7/25	200,000	192,347
4.34% 1/10/28	200,000	178,196
4.38% 1/12/26	200,000	188,539
4.95% 1/10/47	200,000	154,035
μ4.97% 5/16/29	200,000	179,981
5.20% 5/12/26	500,000	475,286
5.25% 8/17/45	200,000	159,291
μ5.75% 8/9/33	600,000	545,066
BNP Paribas SA 4.25% 10/15/24	200,000	195,275
BPCE SA 3.38% 12/2/26	250,000	230,469
Canadian Imperial Bank of Commerce
0.50% 12/14/23	250,000	237,712
0.95% 10/23/25	105,000	92,556
1.00% 10/18/24	150,000	138,501
2.25% 1/28/25	200,000	187,464
3.10% 4/2/24	300,000	291,981

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Canadian Imperial Bank of Commerce (continued)
3.60% 4/7/32	90,000	$ 76,062
Citibank NA 3.65% 1/23/24	500,000	493,145
Citigroup, Inc.
μ0.78% 10/30/24	300,000	284,898
μ0.98% 5/1/25	125,000	115,818
μ1.28% 11/3/25	60,000	54,809
μ2.01% 1/25/26	145,000	133,246
μ2.52% 11/3/32	145,000	109,872
μ2.56% 5/1/32	140,000	107,473
μ2.67% 1/29/31	300,000	239,355
μ2.90% 11/3/42	100,000	63,797
μ3.06% 1/25/33	135,000	106,318
μ3.07% 2/24/28	250,000	222,813
μ3.11% 4/8/26	1,600,000	1,499,629
3.20% 10/21/26	300,000	274,820
μ3.29% 3/17/26	300,000	283,234
μ3.35% 4/24/25	300,000	289,310
μ3.52% 10/27/28	250,000	223,158
μ3.67% 7/24/28	200,000	180,055
3.70% 1/12/26	400,000	379,012
3.75% 6/16/24	400,000	393,283
μ3.79% 3/17/33	300,000	251,477
3.88% 10/25/23	350,000	345,682
μ3.88% 1/24/39	250,000	196,027
μ3.98% 3/20/30	750,000	665,542
4.13% 7/25/28	380,000	342,800
4.30% 11/20/26	400,000	378,475
4.45% 9/29/27	300,000	277,702
4.60% 3/9/26	105,000	102,363
4.65% 7/30/45	250,000	201,939
4.65% 7/23/48	250,000	203,380
4.75% 5/18/46	150,000	119,570
5.50% 9/13/25	200,000	199,689
5.88% 2/22/33	200,000	191,653
5.88% 1/30/42	150,000	143,571
6.00% 10/31/33	100,000	96,318
6.63% 6/15/32	100,000	101,115
6.68% 9/13/43	150,000	152,742
8.13% 7/15/39	350,000	413,674
Comerica Bank 4.00% 7/27/25	250,000	238,653
Cooperatieve Rabobank UA
0.38% 1/12/24	250,000	236,194
1.38% 1/10/25	250,000	230,078
3.75% 7/21/26	250,000	230,301
5.25% 5/24/41	150,000	147,764
5.25% 8/4/45	250,000	212,441
Credit Suisse AG 3.70% 2/21/25	250,000	234,659
Credit Suisse Group AG
4.55% 4/17/26	350,000	322,006
4.88% 5/15/45	400,000	282,556
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG
μ1.45% 4/1/25	200,000	$ 184,003
μ2.13% 11/24/26	150,000	127,362
μ2.55% 1/7/28	350,000	284,144
μ3.55% 9/18/31	355,000	270,672
3.70% 5/30/24	490,000	473,170
μ3.96% 11/26/25	200,000	186,711
4.10% 1/13/26	200,000	189,030
μ6.12% 7/14/26	165,000	160,244
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	190,331
2.55% 5/5/27	120,000	106,697
3.65% 1/25/24	100,000	98,137
μ4.06% 4/25/28	90,000	84,468
4.30% 1/16/24	250,000	247,519
8.25% 3/1/38	100,000	118,407
Fifth Third Bank NA 3.95% 7/28/25	200,000	195,417
First Horizon Corp. 4.00% 5/26/25	100,000	96,419
First Republic Bank 4.63% 2/13/47	250,000	200,327
Goldman Sachs Group, Inc.
μ0.86% 2/12/26	750,000	669,151
μ0.93% 10/21/24	210,000	199,322
μ1.09% 12/9/26	100,000	86,293
1.22% 12/6/23	500,000	479,383
μ1.43% 3/9/27	200,000	171,942
μ1.76% 1/24/25	110,000	104,516
μ1.95% 10/21/27	430,000	367,720
μ2.38% 7/21/32	855,000	644,658
μ2.64% 2/24/28	90,000	78,088
μ2.65% 10/21/32	175,000	134,132
μ2.91% 7/21/42	290,000	186,454
3.00% 3/15/24	400,000	388,671
μ3.10% 2/24/33	200,000	158,851
μ3.27% 9/29/25	350,000	333,389
μ3.44% 2/24/43	100,000	69,245
μ3.62% 3/15/28	400,000	364,020
3.63% 2/20/24	210,000	206,339
μ3.69% 6/5/28	135,000	122,070
3.75% 5/22/25	750,000	718,140
3.80% 3/15/30	600,000	520,238
μ3.81% 4/23/29	400,000	354,640
3.85% 7/8/24	400,000	390,914
3.85% 1/26/27	300,000	278,750
μ4.02% 10/31/38	350,000	276,437
μ4.22% 5/1/29	500,000	454,438
μ4.41% 4/23/39	500,000	414,283
4.75% 10/21/45	150,000	125,078
5.15% 5/22/45	360,000	300,397
5.95% 1/15/27	200,000	200,730
6.25% 2/1/41	255,000	253,249
6.45% 5/1/36	200,000	195,674

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
6.75% 10/1/37	800,000	$ 797,347
HSBC Bank USA NA 7.00% 1/15/39	100,000	105,208
HSBC Holdings PLC
μ1.59% 5/24/27	210,000	175,506
μ1.65% 4/18/26	225,000	200,084
μ2.01% 9/22/28	355,000	283,739
μ2.10% 6/4/26	290,000	259,686
μ2.36% 8/18/31	200,000	146,992
μ2.63% 11/7/25	510,000	473,512
μ2.85% 6/4/31	250,000	191,365
μ3.00% 3/10/26	350,000	323,613
μ3.80% 3/11/25	325,000	314,139
3.90% 5/25/26	400,000	374,887
μ3.97% 5/22/30	435,000	368,150
μ4.04% 3/13/28	200,000	180,454
4.25% 3/14/24	300,000	293,657
μ4.29% 9/12/26	600,000	565,878
4.30% 3/8/26	250,000	239,519
4.38% 11/23/26	375,000	349,060
μ4.58% 6/19/29	235,000	209,475
μ4.76% 3/29/33	200,000	164,155
μ5.40% 8/11/33	1,000,000	889,194
6.10% 1/14/42	200,000	192,237
6.50% 5/2/36	200,000	189,290
6.50% 9/15/37	200,000	188,172
6.80% 6/1/38	200,000	191,254
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	201,839
2.63% 8/6/24	100,000	95,527
4.00% 5/15/25	150,000	145,436
μ5.02% 5/17/33	70,000	64,859
μHuntington National Bank 4.01% 5/16/25	250,000	244,837
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	237,274
ING Groep NV
μ1.73% 4/1/27	200,000	171,461
3.55% 4/9/24	500,000	487,237
4.05% 4/9/29	370,000	325,905
μ4.25% 3/28/33	200,000	169,526
JPMorgan Chase & Co.
μ0.56% 2/16/25	575,000	537,619
μ0.77% 8/9/25	165,000	151,262
μ0.82% 6/1/25	335,000	310,132
μ0.97% 6/23/25	500,000	462,488
μ1.04% 2/4/27	250,000	212,434
μ1.47% 9/22/27	190,000	160,665
μ1.56% 12/10/25	200,000	183,396
μ1.76% 11/19/31	350,000	255,825
μ1.95% 2/4/32	150,000	110,960
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ2.01% 3/13/26	110,000	$ 100,738
μ2.07% 6/1/29	280,000	226,998
μ2.18% 6/1/28	700,000	595,348
μ2.30% 10/15/25	185,000	173,488
μ2.53% 11/19/41	350,000	218,500
μ2.55% 11/8/32	250,000	189,704
μ2.60% 2/24/26	250,000	232,570
μ2.74% 10/15/30	460,000	374,021
2.95% 10/1/26	500,000	458,265
μ2.95% 2/24/28	150,000	132,633
μ2.96% 5/13/31	80,000	63,368
μ2.96% 1/25/33	200,000	157,217
μ3.11% 4/22/41	300,000	207,837
μ3.11% 4/22/51	700,000	441,925
3.20% 6/15/26	450,000	417,761
μ3.22% 3/1/25	270,000	261,293
3.30% 4/1/26	500,000	469,250
μ3.51% 1/23/29	310,000	274,217
μ3.54% 5/1/28	150,000	135,811
3.63% 5/13/24	250,000	245,710
3.63% 12/1/27	260,000	235,621
μ3.70% 5/6/30	250,000	218,247
μ3.85% 6/14/25	200,000	194,519
3.90% 7/15/25	500,000	483,538
μ3.96% 1/29/27	500,000	471,792
μ3.96% 11/15/48	200,000	149,815
μ4.01% 4/23/29	350,000	315,563
μ4.02% 12/5/24	200,000	196,793
μ4.08% 4/26/26	250,000	240,703
4.13% 12/15/26	500,000	471,808
μ4.20% 7/23/29	300,000	272,979
μ4.32% 4/26/28	250,000	234,276
μ4.45% 12/5/29	200,000	183,051
μ4.57% 6/14/30	140,000	129,014
μ4.59% 4/26/33	210,000	188,961
4.95% 6/1/45	500,000	417,077
5.40% 1/6/42	200,000	184,910
5.50% 10/15/40	100,000	93,806
5.60% 7/15/41	500,000	474,128
μ5.72% 9/14/33	1,155,000	1,092,219
6.40% 5/15/38	450,000	462,161
8.00% 4/29/27	100,000	109,492
KeyBank NA 4.39% 12/14/27	400,000	382,831
KeyCorp 2.25% 4/6/27	250,000	217,011
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	114,532
^0.00% 6/29/37	500,000	271,479
0.25% 10/19/23	500,000	479,480
0.25% 3/8/24	325,000	306,741
0.38% 7/18/25	920,000	823,915
0.50% 9/20/24	600,000	557,063

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
0.63% 1/22/26	450,000	$ 398,916
0.75% 9/30/30	800,000	621,841
1.25% 1/31/25	500,000	465,760
1.75% 9/14/29	140,000	120,424
2.00% 5/2/25	400,000	376,818
2.63% 2/28/24	680,000	664,033
2.88% 4/3/28	525,000	490,907
3.00% 5/20/27	315,000	299,285
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	131,055
0.88% 3/30/26	160,000	141,989
2.50% 11/15/27	300,000	275,178
Lloyds Banking Group PLC
μ1.63% 5/11/27	200,000	169,890
μ2.44% 2/5/26	200,000	183,753
μ3.57% 11/7/28	350,000	306,948
3.75% 1/11/27	235,000	214,824
μ3.75% 3/18/28	200,000	179,776
4.34% 1/9/48	150,000	106,037
4.38% 3/22/28	200,000	181,814
4.45% 5/8/25	200,000	193,144
4.58% 12/10/25	300,000	283,016
4.65% 3/24/26	200,000	188,176
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	200,000	182,114
1.41% 7/17/25	200,000	179,288
μ1.64% 10/13/27	250,000	211,873
2.05% 7/17/30	200,000	152,437
μ2.34% 1/19/28	200,000	172,783
2.56% 2/25/30	200,000	160,480
2.80% 7/18/24	200,000	191,897
μ2.85% 1/19/33	200,000	154,980
3.20% 7/18/29	200,000	168,764
3.29% 7/25/27	200,000	181,413
3.41% 3/7/24	150,000	146,483
3.74% 3/7/29	200,000	178,837
3.75% 7/18/39	200,000	156,629
3.78% 3/2/25	200,000	193,791
3.85% 3/1/26	400,000	379,443
3.96% 3/2/28	350,000	320,970
4.05% 9/11/28	200,000	182,637
4.15% 3/7/39	70,000	57,631
4.29% 7/26/38	70,000	60,020
μ5.06% 9/12/25	200,000	197,897
μ5.35% 9/13/28	200,000	195,011
μ5.47% 9/13/33	200,000	192,399
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	147,677
μ2.26% 7/9/32	200,000	146,934
2.56% 9/13/31	200,000	146,873
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mizuho Financial Group, Inc. (continued)
μ2.84% 7/16/25	200,000	$ 189,200
μ3.15% 7/16/30	200,000	166,083
3.17% 9/11/27	200,000	176,488
4.02% 3/5/28	200,000	182,258
μ4.25% 9/11/29	200,000	181,290
μ5.41% 9/13/28	200,000	195,499
Morgan Stanley
μ0.79% 1/22/25	500,000	468,379
μ0.79% 5/30/25	200,000	184,080
μ0.86% 10/21/25	50,000	45,344
μ0.99% 12/10/26	500,000	431,144
μ1.16% 10/21/25	185,000	168,606
μ1.51% 7/20/27	500,000	425,843
μ1.79% 2/13/32	655,000	478,688
μ1.93% 4/28/32	250,000	182,511
μ2.24% 7/21/32	500,000	375,609
μ2.48% 1/21/28	170,000	148,580
μ2.48% 9/16/36	250,000	179,157
μ2.51% 10/20/32	185,000	141,382
μ2.63% 2/18/26	200,000	186,336
μ2.70% 1/22/31	235,000	190,531
μ2.72% 7/22/25	95,000	90,118
μ2.94% 1/21/33	135,000	106,726
3.13% 7/27/26	235,000	216,391
μ3.59% 7/22/28	200,000	179,918
μ3.62% 4/17/25	150,000	145,675
μ3.62% 4/1/31	800,000	691,383
3.63% 1/20/27	350,000	325,578
3.70% 10/23/24	725,000	706,625
μ3.77% 1/24/29	450,000	404,704
3.88% 1/27/26	265,000	252,777
3.95% 4/23/27	300,000	278,785
μ3.97% 7/22/38	130,000	103,719
4.00% 7/23/25	200,000	193,579
μ4.21% 4/20/28	175,000	163,750
4.30% 1/27/45	500,000	395,770
4.35% 9/8/26	300,000	285,727
4.38% 1/22/47	400,000	319,547
μ4.43% 1/23/30	165,000	151,678
5.00% 11/24/25	175,000	172,752
μ5.30% 4/20/37	160,000	143,769
6.25% 8/9/26	100,000	102,385
7.25% 4/1/32	100,000	108,596
National Australia Bank Ltd. 2.50% 7/12/26	250,000	228,444
μNational Bank of Canada 0.55% 11/15/24	250,000	236,666
NatWest Group PLC
μ3.07% 5/22/28	200,000	171,868
μ4.27% 3/22/25	400,000	388,901
μ4.45% 5/8/30	200,000	175,500
4.80% 4/5/26	250,000	239,725

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Northern Trust Corp.
1.95% 5/1/30	190,000	$ 150,519
3.65% 8/3/28	100,000	93,081
3.95% 10/30/25	250,000	244,068
4.00% 5/10/27	135,000	130,177
Oesterreichische Kontrollbank AG
0.38% 9/17/25	320,000	284,628
1.50% 2/12/25	600,000	561,264
PNC Bank NA
2.70% 10/22/29	250,000	205,496
3.10% 10/25/27	250,000	228,537
3.25% 6/1/25	250,000	239,424
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	217,390
2.20% 11/1/24	200,000	190,003
2.55% 1/22/30	150,000	123,506
3.15% 5/19/27	250,000	229,361
3.45% 4/23/29	350,000	313,165
3.50% 1/23/24	125,000	123,013
Regions Financial Corp. 2.25% 5/18/25	100,000	92,616
Royal Bank of Canada
0.43% 1/19/24	215,000	203,930
0.50% 10/26/23	105,000	100,637
0.88% 1/20/26	250,000	217,098
1.15% 6/10/25	430,000	388,024
1.40% 11/2/26	250,000	213,964
1.60% 1/21/25	100,000	92,598
2.05% 1/21/27	100,000	87,715
2.25% 11/1/24	200,000	189,267
2.30% 11/3/31	200,000	153,777
3.63% 5/4/27	200,000	186,068
3.88% 5/4/32	200,000	176,169
Santander Holdings USA, Inc.
μ2.49% 1/6/28	70,000	58,374
3.45% 6/2/25	100,000	93,607
4.40% 7/13/27	220,000	202,359
4.50% 7/17/25	250,000	239,146
μSantander U.K. Group Holdings PLC
1.09% 3/15/25	250,000	230,819
1.53% 8/21/26	250,000	216,754
2.47% 1/11/28	200,000	166,455
3.82% 11/3/28	200,000	171,802
μSignature Bank 4.00% 10/15/30	250,000	232,778
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	170,612
1.47% 7/8/25	435,000	391,352
1.90% 9/17/28	200,000	161,065
2.13% 7/8/30	300,000	229,776
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
2.14% 9/23/30	500,000	$ 374,183
2.22% 9/17/31	200,000	149,599
2.35% 1/15/25	200,000	187,303
2.45% 9/27/24	200,000	189,012
2.70% 7/16/24	200,000	191,119
2.93% 9/17/41	100,000	66,319
3.04% 7/16/29	200,000	167,918
3.35% 10/18/27	150,000	134,249
3.36% 7/12/27	200,000	181,780
3.45% 1/11/27	250,000	229,085
3.54% 1/17/28	250,000	225,906
3.78% 3/9/26	200,000	189,836
3.94% 7/19/28	150,000	137,529
SVB Financial Group
1.80% 10/28/26	100,000	85,938
1.80% 2/2/31	165,000	118,087
3.13% 6/5/30	60,000	48,333
μ4.35% 4/29/28	150,000	139,423
Synchrony Bank 5.63% 8/23/27	1,000,000	957,341
Toronto-Dominion Bank
0.55% 3/4/24	250,000	234,966
0.70% 9/10/24	200,000	184,204
0.75% 1/6/26	250,000	216,915
1.25% 12/13/24	65,000	59,971
1.25% 9/10/26	200,000	171,251
1.45% 1/10/25	250,000	231,446
1.95% 1/12/27	250,000	217,505
2.00% 9/10/31	100,000	74,635
2.45% 1/12/32	250,000	192,634
2.65% 6/12/24	200,000	192,075
3.25% 3/11/24	200,000	195,069
Truist Bank
3.20% 4/1/24	600,000	585,750
3.30% 5/15/26	200,000	185,513
3.63% 9/16/25	250,000	238,361
4.05% 11/3/25	75,000	72,786
Truist Financial Corp.
1.13% 8/3/27	200,000	163,735
1.20% 8/5/25	165,000	148,317
μ1.27% 3/2/27	145,000	126,046
1.95% 6/5/30	165,000	128,923
2.85% 10/26/24	100,000	96,212
3.70% 6/5/25	150,000	144,799
3.75% 12/6/23	150,000	148,586
U.S. Bancorp
1.38% 7/22/30	150,000	112,749
1.45% 5/12/25	100,000	91,796
μ2.22% 1/27/28	200,000	176,161
2.38% 7/22/26	150,000	137,063
2.40% 7/30/24	150,000	143,889
μ2.68% 1/27/33	200,000	160,660

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp (continued)
3.00% 7/30/29	150,000	$ 128,973
3.10% 4/27/26	65,000	60,732
3.38% 2/5/24	250,000	245,698
3.90% 4/26/28	250,000	235,571
U.S. Bank NA 2.05% 1/21/25	300,000	282,441
Wachovia Corp. 5.50% 8/1/35	150,000	138,796
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	55,508
μ2.16% 2/11/26	415,000	382,094
μ2.19% 4/30/26	1,000,000	913,272
μ2.39% 6/2/28	205,000	175,808
μ2.41% 10/30/25	440,000	410,757
μ2.57% 2/11/31	115,000	92,051
μ2.88% 10/30/30	500,000	410,819
3.00% 4/22/26	150,000	137,448
3.00% 10/23/26	300,000	271,918
3.30% 9/9/24	250,000	241,073
μ3.35% 3/2/33	390,000	316,278
μ3.53% 3/24/28	140,000	126,800
μ3.58% 5/22/28	755,000	682,864
3.75% 1/24/24	300,000	295,320
μ3.91% 4/25/26	145,000	138,615
4.10% 6/3/26	740,000	704,074
4.15% 1/24/29	300,000	275,938
4.30% 7/22/27	750,000	701,204
4.40% 6/14/46	250,000	190,575
μ4.61% 4/25/53	200,000	162,488
4.65% 11/4/44	225,000	178,777
4.75% 12/7/46	350,000	279,891
μ5.01% 4/4/51	950,000	820,015
Wells Fargo Bank NA 6.60% 1/15/38	450,000	469,933
Westpac Banking Corp.
2.35% 2/19/25	200,000	189,319
2.65% 1/16/30	70,000	59,174
μ2.67% 11/15/35	125,000	91,953
2.70% 8/19/26	200,000	183,285
2.85% 5/13/26	150,000	139,685
μ2.89% 2/4/30	600,000	551,731
2.96% 11/16/40	95,000	60,649
3.30% 2/26/24	250,000	246,124
3.35% 3/8/27	250,000	233,259
3.40% 1/25/28	100,000	92,019
μ4.11% 7/24/34	95,000	80,845
μ4.32% 11/23/31	250,000	227,972
4.42% 7/24/39	70,000	56,205
		130,598,214
Beverages–0.54%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 2/1/26	200,000	192,114
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (continued)
4.70% 2/1/36	950,000	$ 856,180
Anheuser-Busch InBev Finance, Inc. 4.00% 1/17/43	100,000	77,433
Anheuser-Busch InBev Worldwide, Inc.
3.75% 7/15/42	136,000	103,305
4.00% 4/13/28	270,000	256,488
4.38% 4/15/38	285,000	243,347
4.44% 10/6/48	395,000	320,433
4.60% 4/15/48	115,000	95,236
4.75% 1/23/29	395,000	384,793
4.75% 4/15/58	200,000	164,135
4.90% 1/23/31	160,000	157,321
4.95% 1/15/42	300,000	267,699
5.45% 1/23/39	165,000	157,229
5.55% 1/23/49	1,230,000	1,156,804
5.80% 1/23/59	415,000	396,209
8.20% 1/15/39	200,000	241,462
Brown-Forman Corp.
3.50% 4/15/25	60,000	58,140
4.00% 4/15/38	85,000	71,567
Coca-Cola Co.
1.00% 3/15/28	145,000	119,387
1.38% 3/15/31	250,000	190,702
1.45% 6/1/27	60,000	51,838
1.50% 3/5/28	145,000	123,861
1.65% 6/1/30	700,000	556,655
1.75% 9/6/24	150,000	142,862
2.00% 3/5/31	165,000	132,994
2.13% 9/6/29	150,000	126,420
2.50% 6/1/40	70,000	48,857
2.50% 3/15/51	165,000	102,786
2.60% 6/1/50	150,000	96,509
2.75% 6/1/60	150,000	92,494
2.90% 5/25/27	100,000	92,764
3.00% 3/5/51	65,000	45,372
Coca-Cola Consolidated, Inc. 3.80% 11/25/25	50,000	48,308
Coca-Cola Femsa SAB de CV
1.85% 9/1/32	185,000	136,193
2.75% 1/22/30	300,000	258,684
Constellation Brands, Inc.
3.15% 8/1/29	100,000	85,905
3.50% 5/9/27	30,000	27,723
3.60% 2/15/28	100,000	91,439
3.70% 12/6/26	100,000	93,969
4.10% 2/15/48	100,000	76,547
4.35% 5/9/27	200,000	191,841
4.50% 5/9/47	45,000	36,237
4.65% 11/15/28	125,000	118,034

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands, Inc. (continued)
4.75% 5/9/32	200,000	$ 187,075
Diageo Capital PLC
2.13% 10/24/24	200,000	189,893
2.38% 10/24/29	200,000	167,261
3.88% 5/18/28	200,000	188,309
3.88% 4/29/43	30,000	24,156
5.88% 9/30/36	100,000	102,621
Fomento Economico Mexicano SAB de CV 4.38% 5/10/43	200,000	161,205
Keurig Dr Pepper, Inc.
0.75% 3/15/24	100,000	94,197
2.25% 3/15/31	85,000	66,130
3.13% 12/15/23	100,000	98,176
3.35% 3/15/51	60,000	39,039
3.40% 11/15/25	150,000	143,137
3.43% 6/15/27	70,000	64,674
3.95% 4/15/29	200,000	181,642
4.05% 4/15/32	135,000	118,398
4.42% 12/15/46	50,000	39,756
4.50% 4/15/52	145,000	114,319
4.60% 5/25/28	150,000	144,312
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	100,467
4.20% 7/15/46	345,000	255,769
5.00% 5/1/42	250,000	210,775
PepsiCo, Inc.
0.40% 10/7/23	55,000	52,923
1.40% 2/25/31	75,000	57,681
1.63% 5/1/30	560,000	448,855
1.95% 10/21/31	150,000	119,309
2.38% 10/6/26	80,000	73,473
2.63% 10/21/41	200,000	140,799
2.75% 3/19/30	100,000	86,686
2.75% 10/21/51	135,000	91,694
2.85% 2/24/26	90,000	84,737
3.00% 10/15/27	150,000	138,160
3.60% 3/1/24	479,000	473,774
		12,747,678
Biotechnology–0.25%
Amgen, Inc.
1.65% 8/15/28	200,000	164,923
1.90% 2/21/25	135,000	125,862
2.00% 1/15/32	200,000	152,069
2.20% 2/21/27	175,000	155,386
2.30% 2/25/31	100,000	79,528
2.45% 2/21/30	400,000	330,077
2.60% 8/19/26	200,000	183,210
2.80% 8/15/41	200,000	136,510
3.00% 2/22/29	90,000	78,705
3.00% 1/15/52	200,000	125,023
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen, Inc. (continued)
3.13% 5/1/25	200,000	$ 191,651
3.15% 2/21/40	200,000	144,256
3.35% 2/22/32	90,000	76,784
3.38% 2/21/50	300,000	204,165
3.63% 5/22/24	150,000	147,364
4.20% 2/22/52	90,000	70,551
4.40% 2/22/62	75,000	58,595
5.15% 11/15/41	250,000	228,411
Baxalta, Inc.
4.00% 6/23/25	45,000	43,658
5.25% 6/23/45	14,000	12,865
Biogen, Inc.
2.25% 5/1/30	75,000	59,060
3.15% 5/1/50	120,000	77,313
3.25% 2/15/51	586,000	379,053
4.05% 9/15/25	145,000	140,741
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	98,876
1.65% 10/1/30	95,000	72,845
2.60% 10/1/40	250,000	165,088
2.80% 10/1/50	250,000	154,392
3.50% 2/1/25	270,000	260,425
3.65% 3/1/26	300,000	285,158
4.15% 3/1/47	380,000	301,609
4.50% 2/1/45	80,000	66,186
4.60% 9/1/35	200,000	180,769
4.75% 3/1/46	200,000	174,063
4.80% 4/1/44	200,000	173,912
Royalty Pharma PLC
1.20% 9/2/25	180,000	159,119
1.75% 9/2/27	115,000	95,034
2.20% 9/2/30	105,000	80,031
3.30% 9/2/40	160,000	107,336
3.55% 9/2/50	160,000	99,710
		5,840,313
Building Materials–0.12%
Carrier Global Corp.
2.24% 2/15/25	300,000	280,326
2.49% 2/15/27	85,000	75,347
2.72% 2/15/30	120,000	99,052
3.38% 4/5/40	85,000	61,451
3.58% 4/5/50	120,000	83,073
Fortune Brands Home & Security, Inc.
3.25% 9/15/29	150,000	123,971
4.00% 6/15/25	50,000	48,079
Johnson Controls International PLC
φ3.63% 7/2/24	100,000	97,622
3.90% 2/14/26	28,000	26,855
4.50% 2/15/47	145,000	115,476
φ4.95% 7/2/64	68,000	54,450

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Johnson Controls International PLC (continued)
5.13% 9/14/45	7,000	$ 6,010
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	65,745
2.00% 9/16/31	90,000	67,937
Lennox International, Inc.
1.35% 8/1/25	55,000	49,074
1.70% 8/1/27	40,000	33,621
3.00% 11/15/23	25,000	24,448
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	39,723
3.50% 12/15/27	100,000	92,054
4.25% 7/2/24	55,000	54,172
4.25% 12/15/47	100,000	75,855
Masco Corp.
1.50% 2/15/28	75,000	60,516
2.00% 10/1/30	125,000	94,124
2.00% 2/15/31	150,000	112,346
3.13% 2/15/51	45,000	27,119
3.50% 11/15/27	60,000	54,447
4.50% 5/15/47	225,000	173,052
Mohawk Industries, Inc. 3.63% 5/15/30	150,000	124,810
Owens Corning
3.88% 6/1/30	150,000	131,039
3.95% 8/15/29	70,000	62,649
4.30% 7/15/47	100,000	73,358
7.00% 12/1/36	50,000	51,536
Vulcan Materials Co.
3.90% 4/1/27	45,000	42,716
4.70% 3/1/48	250,000	207,418
		2,789,471
Chemicals–0.33%
Air Products & Chemicals, Inc. 3.35% 7/31/24	250,000	244,969
Albemarle Corp.
5.05% 6/1/32	100,000	92,665
5.45% 12/1/44	100,000	86,838
5.65% 6/1/52	100,000	88,642
Cabot Corp. 4.00% 7/1/29	100,000	87,148
Celanese U.S. Holdings LLC 1.40% 8/5/26	50,000	40,768
Dow Chemical Co.
2.10% 11/15/30	250,000	191,503
3.60% 11/15/50	250,000	170,764
4.38% 11/15/42	400,000	314,665
4.80% 5/15/49	95,000	78,025
5.25% 11/15/41	100,000	88,859
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Dow Chemical Co. (continued)
7.38% 11/1/29	58,000	$ 62,993
9.40% 5/15/39	58,000	73,695
DuPont de Nemours, Inc.
4.21% 11/15/23	300,000	298,128
4.49% 11/15/25	250,000	245,565
4.73% 11/15/28	350,000	332,838
5.32% 11/15/38	135,000	122,398
5.42% 11/15/48	225,000	202,459
Eastman Chemical Co.
3.80% 3/15/25	100,000	96,217
4.65% 10/15/44	70,000	54,595
4.80% 9/1/42	250,000	201,620
Ecolab, Inc.
1.30% 1/30/31	195,000	146,524
2.13% 8/15/50	250,000	140,295
2.70% 11/1/26	45,000	41,652
EI du Pont de Nemours & Co.
1.70% 7/15/25	155,000	142,498
2.30% 7/15/30	335,000	273,305
FMC Corp. 4.10% 2/1/24	100,000	98,737
Huntsman International LLC
2.95% 6/15/31	45,000	33,867
4.50% 5/1/29	90,000	79,351
International Flavors & Fragrances, Inc. 4.38% 6/1/47	55,000	42,444
Linde, Inc.
1.10% 8/10/30	250,000	188,874
2.00% 8/10/50	160,000	88,023
Lubrizol Corp. 6.50% 10/1/34	300,000	327,891
LYB International Finance III LLC
1.25% 10/1/25	40,000	35,147
2.25% 10/1/30	45,000	35,001
3.38% 10/1/40	60,000	41,120
3.63% 4/1/51	85,000	55,430
3.80% 10/1/60	60,000	37,797
4.20% 10/15/49	125,000	89,697
Mosaic Co.
4.05% 11/15/27	150,000	139,584
4.25% 11/15/23	125,000	123,977
5.45% 11/15/33	104,000	97,929
5.63% 11/15/43	200,000	179,549
NewMarket Corp. 2.70% 3/18/31	200,000	151,733
Nutrien Ltd.
2.95% 5/13/30	100,000	83,585
3.00% 4/1/25	300,000	285,889
3.95% 5/13/50	100,000	75,908
4.13% 3/15/35	100,000	84,854
PPG Industries, Inc.
1.20% 3/15/26	135,000	117,817

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
PPG Industries, Inc. (continued)
2.40% 8/15/24	100,000	$ 96,051
2.55% 6/15/30	50,000	41,246
2.80% 8/15/29	100,000	85,504
RPM International, Inc.
2.95% 1/15/32	125,000	96,203
3.75% 3/15/27	100,000	92,129
5.25% 6/1/45	100,000	83,731
Sherwin-Williams Co.
2.30% 5/15/30	60,000	47,924
2.95% 8/15/29	100,000	85,540
3.13% 6/1/24	100,000	97,050
3.30% 5/15/50	100,000	65,575
3.45% 6/1/27	145,000	133,120
3.80% 8/15/49	100,000	71,757
3.95% 1/15/26	250,000	242,447
4.50% 6/1/47	88,000	71,336
Westlake Corp.
3.60% 8/15/26	150,000	139,489
5.00% 8/15/46	100,000	82,859
		7,945,793
Commercial Services–0.28%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	57,671
1.70% 5/15/28	95,000	81,289
3.38% 9/15/25	125,000	121,247
Block Financial LLC 3.88% 8/15/30	60,000	51,242
California Institute of Technology
3.65% 9/1/19	45,000	28,106
4.32% 8/1/45	60,000	52,312
Cintas Corp. No. 2
3.45% 5/1/25	60,000	57,928
3.70% 4/1/27	100,000	94,795
Emory University
2.14% 9/1/30	35,000	28,924
2.97% 9/1/50	35,000	24,571
Equifax, Inc.
2.35% 9/15/31	350,000	262,954
2.60% 12/1/24	50,000	47,477
5.10% 12/15/27	45,000	43,537
Ford Foundation
2.42% 6/1/50	200,000	123,497
2.82% 6/1/70	30,000	17,834
George Washington University
4.13% 9/15/48	200,000	162,946
4.30% 9/15/44	100,000	85,092
Georgetown University
4.32% 4/1/49	50,000	40,812
5.22% 10/1/18	50,000	42,384
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Global Payments, Inc.
1.20% 3/1/26	375,000	$ 322,742
1.50% 11/15/24	110,000	101,065
2.15% 1/15/27	200,000	171,139
2.90% 5/15/30	115,000	91,669
2.90% 11/15/31	200,000	152,914
4.45% 6/1/28	100,000	91,419
4.80% 4/1/26	100,000	96,547
Johns Hopkins University 2.81% 1/1/60	35,000	21,682
Leland Stanford Junior University
2.41% 6/1/50	60,000	38,132
3.65% 5/1/48	70,000	58,792
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	144,763
3.89% 7/1/16	55,000	38,929
5.60% 7/1/11	200,000	200,407
Moody's Corp.
2.00% 8/19/31	100,000	76,122
2.55% 8/18/60	50,000	27,152
2.75% 8/19/41	100,000	66,482
3.25% 1/15/28	65,000	58,762
3.25% 5/20/50	100,000	67,765
3.75% 2/25/52	100,000	73,981
4.25% 2/1/29	100,000	94,463
4.88% 12/17/48	100,000	88,496
Northwestern University 3.66% 12/1/57	75,000	57,852
PayPal Holdings, Inc.
1.65% 6/1/25	100,000	92,052
2.30% 6/1/30	80,000	65,081
2.40% 10/1/24	105,000	100,302
2.65% 10/1/26	65,000	59,653
2.85% 10/1/29	95,000	81,263
3.25% 6/1/50	500,000	338,137
President & Fellows of Harvard College
3.15% 7/15/46	100,000	76,436
3.30% 7/15/56	100,000	74,657
3.75% 11/15/52	65,000	54,118
Quanta Services, Inc.
0.95% 10/1/24	30,000	27,392
2.35% 1/15/32	55,000	40,464
3.05% 10/1/41	60,000	38,131
RELX Capital, Inc.
3.00% 5/22/30	100,000	84,367
4.00% 3/18/29	200,000	183,671
Rockefeller Foundation 2.49% 10/1/50	60,000	37,520
S&P Global, Inc.
1.25% 8/15/30	75,000	56,155
2.30% 8/15/60	395,000	207,970

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
S&P Global, Inc. (continued)
2.45% 3/1/27	70,000	$ 62,745
2.50% 12/1/29	55,000	45,956
2.70% 3/1/29	150,000	129,712
2.90% 3/1/32	105,000	87,601
2.95% 1/22/27	150,000	138,513
3.25% 12/1/49	65,000	45,612
3.70% 3/1/52	35,000	26,476
3.90% 3/1/62	45,000	34,018
Trustees of Boston University 4.06% 10/1/48	25,000	20,781
Trustees of Princeton University
2.52% 7/1/50	40,000	27,078
5.70% 3/1/39	50,000	53,900
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	64,558
University of Chicago
2.55% 4/1/50	35,000	22,894
3.00% 10/1/52	65,000	45,572
4.00% 10/1/53	60,000	49,921
University of Notre Dame du Lac 3.39% 2/15/48	100,000	77,523
University of Southern California
3.03% 10/1/39	200,000	154,078
3.84% 10/1/47	55,000	46,039
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	13,637
4.00% 6/15/25	100,000	96,804
4.13% 3/15/29	120,000	109,465
William Marsh Rice University 3.57% 5/15/45	100,000	82,149
		6,618,294
Computers–0.59%
Apple, Inc.
0.55% 8/20/25	400,000	358,324
0.70% 2/8/26	250,000	219,894
1.13% 5/11/25	535,000	490,704
1.20% 2/8/28	250,000	209,320
1.25% 8/20/30	100,000	76,960
1.40% 8/5/28	200,000	166,561
1.65% 5/11/30	120,000	96,604
1.70% 8/5/31	200,000	156,729
1.80% 9/11/24	200,000	190,709
2.05% 9/11/26	200,000	181,901
2.20% 9/11/29	250,000	212,968
2.40% 8/20/50	220,000	136,543
2.45% 8/4/26	250,000	230,521
2.50% 2/9/25	250,000	238,658
2.65% 5/11/50	500,000	328,808
2.70% 8/5/51	200,000	132,009
2.75% 1/13/25	100,000	96,124
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
2.80% 2/8/61	250,000	$ 155,636
2.85% 8/5/61	200,000	125,390
2.90% 9/12/27	400,000	369,254
2.95% 9/11/49	135,000	95,085
3.00% 11/13/27	200,000	184,595
3.20% 5/13/25	150,000	145,135
3.20% 5/11/27	154,000	144,853
3.35% 2/9/27	200,000	190,963
3.45% 5/6/24	350,000	344,140
3.45% 2/9/45	125,000	98,665
3.75% 9/12/47	225,000	181,886
3.75% 11/13/47	150,000	122,275
3.85% 8/4/46	135,000	111,659
3.95% 8/8/52	800,000	668,053
4.25% 2/9/47	25,000	22,148
4.38% 5/13/45	100,000	89,727
4.45% 5/6/44	200,000	181,505
4.50% 2/23/36	250,000	242,084
4.65% 2/23/46	530,000	495,609
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	77,350
3.45% 12/15/51	250,000	142,128
4.00% 7/15/24	100,000	98,159
4.90% 10/1/26	800,000	770,664
5.30% 10/1/29	300,000	279,522
6.02% 6/15/26	250,000	251,007
8.10% 7/15/36	73,000	77,247
8.35% 7/15/46	33,000	35,594
Genpact Luxembourg Sarl 3.38% 12/1/24	100,000	95,935
Hewlett Packard Enterprise Co.
1.45% 4/1/24	200,000	189,847
1.75% 4/1/26	300,000	266,907
6.20% 10/15/35	250,000	244,567
6.35% 10/15/45	250,000	226,959
HP, Inc.
2.20% 6/17/25	150,000	138,832
3.00% 6/17/27	150,000	132,949
3.40% 6/17/30	150,000	121,136
4.20% 4/15/32	200,000	162,530
6.00% 9/15/41	305,000	264,640
International Business Machines Corp.
1.70% 5/15/27	505,000	435,936
1.95% 5/15/30	110,000	87,405
2.20% 2/9/27	100,000	89,039
2.72% 2/9/32	155,000	125,882
2.85% 5/15/40	165,000	114,639
2.95% 5/15/50	155,000	97,690
3.00% 5/15/24	200,000	194,536
3.30% 5/15/26	250,000	235,569

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines Corp. (continued)
3.30% 1/27/27	100,000	$ 93,183
3.43% 2/9/52	125,000	85,343
3.45% 2/19/26	150,000	142,898
4.00% 6/20/42	200,000	156,897
4.15% 5/15/39	200,000	165,351
4.25% 5/15/49	350,000	277,265
5.60% 11/30/39	210,000	204,099
5.88% 11/29/32	120,000	123,095
Leidos, Inc. 2.30% 2/15/31	195,000	144,479
NetApp, Inc.
1.88% 6/22/25	35,000	31,960
2.38% 6/22/27	50,000	44,018
2.70% 6/22/30	50,000	40,630
Teledyne FLIR LLC 2.50% 8/1/30	35,000	27,342
Western Digital Corp.
2.85% 2/1/29	65,000	50,514
3.10% 2/1/32	110,000	74,788
		14,110,530
Cosmetics & Personal Care–0.14%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	45,477
4.00% 8/15/45	100,000	83,910
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	91,249
3.15% 3/15/27	100,000	93,692
4.15% 3/15/47	65,000	54,288
4.38% 6/15/45	250,000	217,369
GSK Consumer Healthcare Capital U.S. LLC
3.38% 3/24/27	250,000	226,725
3.38% 3/24/29	250,000	217,887
3.63% 3/24/32	250,000	212,019
GSK Consumer Healthcare Capital UK PLC 3.13% 3/24/25	250,000	235,987
Procter & Gamble Co.
0.55% 10/29/25	100,000	88,985
1.20% 10/29/30	100,000	77,173
1.90% 2/1/27	400,000	361,566
2.30% 2/1/32	400,000	332,064
2.70% 2/2/26	100,000	95,177
2.85% 8/11/27	150,000	138,679
Unilever Capital Corp.
1.38% 9/14/30	105,000	80,509
2.00% 7/28/26	100,000	90,568
2.60% 5/5/24	100,000	97,028
2.90% 5/5/27	150,000	138,042
3.25% 3/7/24	120,000	118,038
3.38% 3/22/25	100,000	96,880
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Unilever Capital Corp. (continued)
3.50% 3/22/28	100,000	$ 93,481
5.90% 11/15/32	133,000	141,290
		3,428,083
Distribution/Wholesale–0.01%
WW Grainger, Inc.
3.75% 5/15/46	150,000	117,118
4.20% 5/15/47	100,000	82,996
4.60% 6/15/45	55,000	49,594
		249,708
Diversified Financial Services–0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15% 10/29/23	150,000	142,489
1.65% 10/29/24	290,000	264,940
1.75% 10/29/24	150,000	136,455
1.75% 1/30/26	225,000	192,419
2.45% 10/29/26	150,000	126,541
3.15% 2/15/24	200,000	192,081
3.30% 1/30/32	240,000	180,496
3.40% 10/29/33	150,000	108,831
3.50% 1/15/25	150,000	140,961
3.65% 7/21/27	150,000	130,991
3.85% 10/29/41	150,000	99,638
4.63% 10/15/27	200,000	179,593
4.88% 1/16/24	150,000	147,566
6.50% 7/15/25	150,000	149,729
Affiliated Managers Group, Inc. 4.25% 2/15/24	100,000	99,067
Air Lease Corp.
0.70% 2/15/24	100,000	93,427
0.80% 8/18/24	85,000	77,426
2.10% 9/1/28	70,000	54,544
2.20% 1/15/27	200,000	169,336
3.13% 12/1/30	50,000	39,369
3.25% 3/1/25	100,000	93,665
3.38% 7/1/25	95,000	88,515
3.75% 6/1/26	100,000	91,411
4.25% 9/15/24	300,000	291,832
Aircastle Ltd.
4.13% 5/1/24	90,000	86,483
4.25% 6/15/26	65,000	58,302
Ally Financial, Inc. 8.00% 11/1/31	600,000	629,014
American Express Co.
0.75% 11/3/23	100,000	95,910
1.65% 11/4/26	85,000	74,115
2.50% 7/30/24	665,000	636,912
3.00% 10/30/24	300,000	289,460
3.30% 5/3/27	230,000	212,272

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co. (continued)
3.38% 5/3/24	135,000	$ 131,637
4.05% 5/3/29	165,000	151,859
4.05% 12/3/42	135,000	109,478
Ameriprise Financial, Inc. 2.88% 9/15/26	100,000	92,481
BlackRock, Inc.
1.90% 1/28/31	50,000	39,036
2.10% 2/25/32	250,000	191,070
2.40% 4/30/30	90,000	74,366
3.20% 3/15/27	167,000	157,314
3.25% 4/30/29	150,000	134,948
Brookfield Finance LLC 3.45% 4/15/50	150,000	94,699
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	63,542
3.50% 3/30/51	200,000	126,178
3.90% 1/25/28	100,000	90,039
4.00% 4/1/24	100,000	98,469
4.70% 9/20/47	150,000	119,224
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	212,284
μ2.36% 7/29/32	200,000	141,654
μ2.62% 11/2/32	250,000	187,089
3.20% 2/5/25	150,000	142,479
μ3.27% 3/1/30	200,000	167,226
3.65% 5/11/27	500,000	458,813
3.75% 3/9/27	250,000	230,150
3.90% 1/29/24	200,000	197,084
4.20% 10/29/25	200,000	192,303
4.25% 4/30/25	150,000	145,767
Cboe Global Markets, Inc.
1.63% 12/15/30	200,000	151,789
3.65% 1/12/27	100,000	94,450
Charles Schwab Corp.
0.75% 3/18/24	200,000	189,096
0.90% 3/11/26	335,000	292,587
1.65% 3/11/31	400,000	301,647
2.00% 3/20/28	200,000	172,146
3.00% 3/10/25	100,000	95,848
3.20% 3/2/27	100,000	93,065
3.25% 5/22/29	200,000	179,384
3.30% 4/1/27	90,000	84,112
3.45% 2/13/26	70,000	67,341
3.75% 4/1/24	150,000	148,118
3.85% 5/21/25	200,000	195,379
CI Financial Corp.
3.20% 12/17/30	155,000	112,348
4.10% 6/15/51	200,000	118,973
CME Group, Inc.
2.65% 3/15/32	105,000	86,319
3.75% 6/15/28	100,000	94,351
4.15% 6/15/48	75,000	64,507
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
CME Group, Inc. (continued)
5.30% 9/15/43	100,000	$ 99,331
Discover Financial Services
3.75% 3/4/25	100,000	95,579
3.95% 11/6/24	100,000	97,462
4.10% 2/9/27	115,000	105,734
4.50% 1/30/26	150,000	142,256
Eaton Vance Corp. 3.50% 4/6/27	100,000	92,416
Franklin Resources, Inc.
1.60% 10/30/30	100,000	74,716
2.85% 3/30/25	100,000	95,480
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	120,079
2.10% 6/15/30	155,000	123,488
2.65% 9/15/40	165,000	110,895
3.00% 6/15/50	115,000	75,055
3.00% 9/15/60	160,000	95,955
3.10% 9/15/27	250,000	226,819
3.65% 5/23/25	95,000	91,899
3.75% 12/1/25	85,000	82,012
3.75% 9/21/28	105,000	96,483
4.00% 9/15/27	200,000	189,469
4.25% 9/21/48	150,000	122,030
4.35% 6/15/29	85,000	80,397
4.60% 3/15/33	55,000	51,245
4.95% 6/15/52	95,000	84,507
5.20% 6/15/62	145,000	130,994
Invesco Finance PLC 3.75% 1/15/26	100,000	95,565
Janus Henderson U.S. Holdings, Inc. 4.88% 8/1/25	150,000	146,577
Jefferies Group LLC
2.75% 10/15/32	155,000	110,429
6.25% 1/15/36	100,000	93,398
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	310,000	296,337
Lazard Group LLC
3.63% 3/1/27	100,000	91,795
3.75% 2/13/25	100,000	96,409
Legg Mason, Inc.
4.75% 3/15/26	150,000	147,576
5.63% 1/15/44	100,000	94,608
Mastercard, Inc.
1.90% 3/15/31	100,000	79,767
2.00% 3/3/25	200,000	188,279
2.95% 11/21/26	150,000	140,021
2.95% 6/1/29	150,000	133,566
2.95% 3/15/51	45,000	30,597
3.30% 3/26/27	600,000	563,564
3.65% 6/1/49	150,000	116,993

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Mastercard, Inc. (continued)
3.80% 11/21/46	100,000	$ 81,106
Morgan Stanley Domestic Holdings, Inc.
3.80% 8/24/27	35,000	32,334
4.50% 6/20/28	100,000	95,072
Nasdaq, Inc.
2.50% 12/21/40	200,000	125,371
3.85% 6/30/26	45,000	42,924
3.95% 3/7/52	100,000	74,304
NASDAQ, Inc. 1.65% 1/15/31	200,000	148,925
Nomura Holdings, Inc.
1.85% 7/16/25	300,000	270,672
2.33% 1/22/27	200,000	171,910
2.61% 7/14/31	200,000	148,297
2.68% 7/16/30	200,000	152,981
2.71% 1/22/29	200,000	162,784
3.00% 1/22/32	200,000	151,333
3.10% 1/16/30	250,000	202,591
5.39% 7/6/27	200,000	193,884
ORIX Corp.
2.25% 3/9/31	100,000	77,509
3.25% 12/4/24	100,000	96,050
3.70% 7/18/27	100,000	92,177
Private Export Funding Corp. 2.45% 7/15/24	250,000	241,120
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	176,329
4.95% 7/15/46	50,000	44,059
Synchrony Financial
2.88% 10/28/31	125,000	88,837
3.70% 8/4/26	200,000	182,790
4.25% 8/15/24	150,000	146,257
4.38% 3/19/24	35,000	34,372
4.50% 7/23/25	100,000	95,374
5.15% 3/19/29	50,000	45,434
Visa, Inc.
1.90% 4/15/27	500,000	444,272
2.00% 8/15/50	300,000	171,713
2.70% 4/15/40	100,000	72,290
2.75% 9/15/27	75,000	68,295
3.15% 12/14/25	350,000	334,145
4.15% 12/14/35	115,000	104,765
4.30% 12/14/45	530,000	461,660
Western Union Co.
1.35% 3/15/26	100,000	86,171
2.75% 3/15/31	100,000	75,263
2.85% 1/10/25	50,000	47,314
		21,814,905
Electric–1.87%
AEP Texas, Inc.
2.10% 7/1/30	100,000	77,991
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
AEP Texas, Inc. (continued)
3.45% 1/15/50	50,000	$ 33,946
4.15% 5/1/49	100,000	75,789
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	75,399
4.50% 6/15/52	40,000	33,965
AES Corp.
1.38% 1/15/26	190,000	163,669
2.45% 1/15/31	250,000	191,252
Alabama Power Co.
1.45% 9/15/30	250,000	191,376
3.05% 3/15/32	65,000	55,062
3.70% 12/1/47	100,000	75,203
3.75% 3/1/45	150,000	112,808
4.30% 1/2/46	150,000	123,554
4.30% 7/15/48	65,000	53,625
6.13% 5/15/38	100,000	101,881
Ameren Corp.
1.75% 3/15/28	100,000	82,543
3.65% 2/15/26	50,000	47,456
Ameren Illinois Co.
1.55% 11/15/30	40,000	30,630
3.70% 12/1/47	100,000	75,877
3.80% 5/15/28	100,000	93,121
American Electric Power Co., Inc.
0.75% 11/1/23	35,000	33,517
1.00% 11/1/25	125,000	109,513
2.30% 3/1/30	50,000	39,822
3.20% 11/13/27	100,000	91,146
3.25% 3/1/50	65,000	41,863
Appalachian Power Co.
2.70% 4/1/31	250,000	199,795
3.70% 5/1/50	100,000	70,736
Arizona Public Service Co.
2.95% 9/15/27	50,000	44,470
3.15% 5/15/25	100,000	95,268
3.35% 5/15/50	70,000	45,766
3.50% 12/1/49	100,000	67,187
4.25% 3/1/49	100,000	76,288
4.35% 11/15/45	100,000	77,218
4.50% 4/1/42	100,000	81,006
5.05% 9/1/41	100,000	86,113
Atlantic City Electric Co. 2.30% 3/15/31	50,000	40,513
Avangrid, Inc.
3.15% 12/1/24	150,000	143,404
3.80% 6/1/29	100,000	88,862
Avista Corp. 4.35% 6/1/48	100,000	84,275
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	35,709
3.50% 8/15/46	200,000	147,297
3.75% 8/15/47	100,000	77,240
6.35% 10/1/36	100,000	106,763

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	$ 68,038
2.85% 5/15/51	150,000	92,324
3.25% 4/15/28	125,000	113,367
3.75% 11/15/23	200,000	198,135
3.80% 7/15/48	70,000	52,680
4.60% 5/1/53	150,000	126,296
5.15% 11/15/43	200,000	181,828
5.95% 5/15/37	125,000	124,629
6.13% 4/1/36	247,000	252,505
Black Hills Corp.
3.05% 10/15/29	100,000	83,779
3.15% 1/15/27	100,000	91,555
3.88% 10/15/49	100,000	71,784
3.95% 1/15/26	50,000	47,899
4.20% 9/15/46	100,000	74,801
4.25% 11/30/23	100,000	99,570
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	69,347
2.40% 9/1/26	100,000	90,753
3.00% 2/1/27	100,000	92,968
3.35% 4/1/51	125,000	89,615
4.25% 2/1/49	50,000	41,832
CenterPoint Energy, Inc.
2.50% 9/1/24	100,000	95,151
2.95% 3/1/30	100,000	83,902
3.70% 9/1/49	100,000	71,258
Cleco Corporate Holdings LLC
3.74% 5/1/26	100,000	93,139
4.97% 5/1/46	70,000	59,295
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	98,654
CMS Energy Corp.
3.00% 5/15/26	40,000	36,914
μ3.75% 12/1/50	300,000	220,500
4.88% 3/1/44	100,000	86,313
Commonwealth Edison Co.
2.20% 3/1/30	100,000	82,226
2.55% 6/15/26	100,000	92,157
2.75% 9/1/51	285,000	179,292
3.13% 3/15/51	100,000	67,729
3.20% 11/15/49	145,000	100,383
3.65% 6/15/46	100,000	75,050
3.70% 8/15/28	45,000	41,701
4.00% 3/1/48	250,000	200,257
6.45% 1/15/38	100,000	106,684
Connecticut Light & Power Co.
0.75% 12/1/25	50,000	43,922
4.15% 6/1/45	75,000	61,290
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Connecticut Light & Power Co. (continued)
4.30% 4/15/44	130,000	$ 109,466
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	95,175
3.60% 6/15/61	200,000	137,316
3.70% 11/15/59	85,000	59,087
3.80% 5/15/28	100,000	93,522
3.95% 3/1/43	150,000	116,938
4.00% 12/1/28	100,000	93,745
4.30% 12/1/56	100,000	77,170
4.45% 3/15/44	200,000	165,712
4.50% 12/1/45	100,000	82,858
4.63% 12/1/54	200,000	164,045
4.65% 12/1/48	100,000	85,125
5.50% 12/1/39	250,000	234,472
5.85% 3/15/36	100,000	98,640
6.30% 8/15/37	20,000	20,494
6.75% 4/1/38	25,000	26,509
Consolidated Edison, Inc. 0.65% 12/1/23	200,000	190,436
Constellation Energy Generation LLC
3.25% 6/1/25	60,000	56,914
5.60% 6/15/42	292,000	261,743
6.25% 10/1/39	100,000	97,720
Consumers Energy Co.
2.50% 5/1/60	85,000	46,880
3.25% 8/15/46	100,000	72,525
3.95% 5/15/43	150,000	119,695
Dayton Power & Light Co. 3.95% 6/15/49	95,000	73,020
Delmarva Power & Light Co.
3.50% 11/15/23	150,000	147,600
4.15% 5/15/45	50,000	39,994
Dominion Energy South Carolina, Inc. 6.05% 1/15/38	225,000	232,570
Dominion Energy, Inc.
1.45% 4/15/26	40,000	35,121
2.25% 8/15/31	90,000	70,178
2.85% 8/15/26	60,000	54,790
φ3.07% 8/15/24	35,000	33,564
3.30% 4/15/41	30,000	21,631
3.38% 4/1/30	400,000	343,990
4.25% 6/1/28	250,000	234,166
4.60% 3/15/49	150,000	126,261
4.90% 8/1/41	60,000	52,830
5.95% 6/15/35	25,000	24,721
DTE Electric Co.
1.90% 4/1/28	160,000	136,145
2.25% 3/1/30	150,000	123,669
3.25% 4/1/51	70,000	49,091
3.65% 3/15/24	100,000	98,487

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
DTE Electric Co. (continued)
3.70% 6/1/46	50,000	$ 38,438
3.75% 8/15/47	100,000	77,466
3.95% 3/1/49	70,000	56,132
4.05% 5/15/48	100,000	81,458
DTE Energy Co.
φ2.53% 10/1/24	75,000	71,252
2.85% 10/1/26	200,000	182,241
3.40% 6/15/29	98,000	85,799
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	61,575
3.45% 4/15/51	90,000	64,266
3.95% 3/15/48	150,000	118,005
4.00% 9/30/42	150,000	120,618
5.30% 2/15/40	100,000	95,051
6.10% 6/1/37	170,000	167,891
Duke Energy Corp.
0.90% 9/15/25	65,000	57,559
2.45% 6/1/30	370,000	295,642
2.65% 9/1/26	165,000	149,692
3.15% 8/15/27	250,000	226,201
3.40% 6/15/29	65,000	56,944
3.95% 8/15/47	200,000	145,656
4.20% 6/15/49	65,000	49,208
4.80% 12/15/45	100,000	82,566
Duke Energy Florida LLC
1.75% 6/15/30	335,000	261,131
3.20% 1/15/27	150,000	140,644
3.85% 11/15/42	100,000	78,028
6.40% 6/15/38	300,000	321,532
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	98,965	89,725
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	77,618
3.25% 10/1/49	50,000	33,914
3.75% 5/15/46	150,000	112,389
6.12% 10/15/35	100,000	102,713
6.45% 4/1/39	130,000	135,428
Duke Energy Ohio, Inc.
3.65% 2/1/29	100,000	91,378
3.70% 6/15/46	68,000	50,603
4.30% 2/1/49	45,000	36,339
Duke Energy Progress LLC
3.45% 3/15/29	70,000	63,469
3.70% 9/1/28	100,000	93,016
4.10% 3/15/43	100,000	82,024
6.30% 4/1/38	250,000	263,432
Edison International 3.55% 11/15/24	80,000	76,805
El Paso Electric Co. 5.00% 12/1/44	150,000	129,434
Emera U.S. Finance LP
0.83% 6/15/24	125,000	115,809
3.55% 6/15/26	100,000	92,868
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Emera U.S. Finance LP (continued)
4.75% 6/15/46	105,000	$ 82,463
Enel Americas SA 4.00% 10/25/26	35,000	33,023
Enel Chile SA 4.88% 6/12/28	150,000	138,819
Enel Generacion Chile SA 4.25% 4/15/24	100,000	96,750
Entergy Arkansas LLC
2.65% 6/15/51	65,000	39,241
3.35% 6/15/52	100,000	68,240
3.50% 4/1/26	60,000	57,012
3.70% 6/1/24	200,000	197,185
4.20% 4/1/49	100,000	81,623
Entergy Corp.
1.90% 6/15/28	85,000	69,742
2.40% 6/15/31	100,000	76,419
2.95% 9/1/26	90,000	82,244
Entergy Louisiana LLC
0.62% 11/17/23	45,000	43,031
1.60% 12/15/30	50,000	37,566
2.35% 6/15/32	100,000	77,473
2.40% 10/1/26	100,000	89,696
2.90% 3/15/51	75,000	47,448
3.10% 6/15/41	100,000	72,026
3.25% 4/1/28	150,000	134,181
4.00% 3/15/33	95,000	84,105
4.20% 4/1/50	100,000	79,917
4.95% 1/15/45	110,000	98,638
Entergy Mississippi LLC
2.85% 6/1/28	50,000	43,586
3.50% 6/1/51	145,000	102,409
3.85% 6/1/49	25,000	18,753
Entergy Texas, Inc. 3.55% 9/30/49	50,000	35,154
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	45,773
4.25% 12/1/45	50,000	40,047
Evergy Metro, Inc.
2.25% 6/1/30	150,000	121,973
4.20% 6/15/47	100,000	81,260
Eversource Energy
0.80% 8/15/25	200,000	176,856
2.55% 3/15/31	250,000	200,157
2.90% 10/1/24	100,000	95,878
2.90% 3/1/27	100,000	90,746
3.15% 1/15/25	100,000	95,660
3.30% 1/15/28	100,000	90,227
3.38% 3/1/32	100,000	84,126
3.80% 12/1/23	45,000	44,438
4.25% 4/1/29	75,000	69,561
Exelon Corp.
2.75% 3/15/27	100,000	89,594
3.35% 3/15/32	100,000	83,831

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon Corp. (continued)
3.40% 4/15/26	100,000	$ 94,130
4.10% 3/15/52	40,000	30,861
4.45% 4/15/46	100,000	81,624
4.95% 6/15/35	105,000	95,911
5.10% 6/15/45	105,000	93,532
Florida Power & Light Co.
3.13% 12/1/25	250,000	238,089
3.15% 10/1/49	310,000	218,365
3.70% 12/1/47	100,000	77,827
3.80% 12/15/42	100,000	79,990
4.05% 6/1/42	150,000	124,764
4.13% 6/1/48	100,000	83,453
5.69% 3/1/40	50,000	50,412
5.95% 2/1/38	200,000	207,305
5.96% 4/1/39	100,000	104,693
Fortis, Inc. 3.06% 10/4/26	200,000	181,895
Georgia Power Co.
2.65% 9/15/29	105,000	86,977
3.25% 4/1/26	50,000	46,859
3.25% 3/15/51	285,000	187,958
3.70% 1/30/50	40,000	28,993
4.30% 3/15/42	200,000	159,588
4.30% 3/15/43	100,000	79,585
4.75% 9/1/40	100,000	84,074
Hydro-Quebec
8.05% 7/7/24	250,000	264,466
8.50% 12/1/29	115,000	141,096
Iberdrola International BV 6.75% 7/15/36	100,000	104,012
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	73,589
3.85% 5/15/28	150,000	138,737
4.25% 8/15/48	50,000	39,783
Interstate Power & Light Co.
2.30% 6/1/30	25,000	20,071
3.50% 9/30/49	50,000	35,645
3.60% 4/1/29	200,000	180,874
6.25% 7/15/39	130,000	132,635
ITC Holdings Corp.
3.25% 6/30/26	90,000	83,250
3.35% 11/15/27	100,000	90,990
3.65% 6/15/24	75,000	73,082
Kentucky Utilities Co.
3.30% 6/1/50	105,000	72,976
5.13% 11/1/40	100,000	92,081
MidAmerican Energy Co.
3.10% 5/1/27	100,000	92,639
3.50% 10/15/24	100,000	97,518
3.65% 4/15/29	50,000	46,102
3.95% 8/1/47	100,000	79,271
4.25% 7/15/49	50,000	41,606
4.40% 10/15/44	100,000	84,923
5.75% 11/1/35	25,000	25,131
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Mississippi Power Co. 3.95% 3/30/28	100,000	$ 92,167
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	218,530
1.35% 3/15/31	125,000	91,436
2.40% 3/15/30	195,000	160,586
2.95% 2/7/24	60,000	58,612
3.05% 4/25/27	100,000	92,247
3.25% 11/1/25	100,000	95,012
4.02% 11/1/32	100,000	89,894
8.00% 3/1/32	150,000	175,459
Nevada Power Co.
2.40% 5/1/30	100,000	82,262
3.13% 8/1/50	65,000	41,945
3.70% 5/1/29	75,000	68,581
6.75% 7/1/37	100,000	105,692
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	173,558
2.44% 1/15/32	200,000	155,588
2.75% 11/1/29	320,000	268,890
3.00% 1/15/52	200,000	127,609
3.50% 4/1/29	150,000	133,323
4.45% 6/20/25	120,000	117,903
4.63% 7/15/27	200,000	193,299
5.00% 7/15/32	60,000	57,286
μ5.65% 5/1/79	100,000	87,222
Northern States Power Co.
2.25% 4/1/31	100,000	81,658
2.90% 3/1/50	60,000	40,091
3.20% 4/1/52	60,000	41,691
3.60% 5/15/46	50,000	38,504
3.60% 9/15/47	100,000	75,242
4.00% 8/15/45	100,000	80,723
5.35% 11/1/39	40,000	39,350
6.20% 7/1/37	100,000	105,587
NorthWestern Corp. 4.18% 11/15/44	150,000	119,074
NSTAR Electric Co.
1.95% 8/15/31	100,000	78,105
3.20% 5/15/27	100,000	92,773
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	108,805
4.25% 4/1/46	75,000	55,452
5.95% 11/1/39	100,000	92,662
Ohio Edison Co. 6.88% 7/15/36	100,000	106,707
Ohio Power Co.
1.63% 1/15/31	100,000	75,193
4.15% 4/1/48	100,000	80,064
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	87,114
3.80% 8/15/28	100,000	92,214

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oklahoma Gas & Electric Co. (continued)
4.15% 4/1/47	50,000	$ 39,677
Oncor Electric Delivery Co. LLC
0.55% 10/1/25	175,000	154,013
2.95% 4/1/25	100,000	95,532
3.70% 11/15/28	200,000	185,451
3.75% 4/1/45	100,000	78,059
4.10% 11/15/48	100,000	82,440
4.55% 12/1/41	150,000	131,961
5.30% 6/1/42	200,000	193,090
Pacific Gas & Electric Co.
1.70% 11/15/23	50,000	47,945
2.10% 8/1/27	85,000	68,711
2.50% 2/1/31	250,000	181,913
3.25% 2/16/24	90,000	86,858
3.25% 6/1/31	185,000	141,148
3.30% 8/1/40	150,000	96,024
3.45% 7/1/25	900,000	837,120
3.50% 8/1/50	410,000	249,510
4.20% 3/1/29	70,000	59,418
4.20% 6/1/41	115,000	78,872
4.40% 3/1/32	100,000	82,224
4.50% 7/1/40	600,000	436,510
4.95% 7/1/50	600,000	439,156
5.25% 3/1/52	100,000	75,538
PacifiCorp
3.50% 6/15/29	65,000	58,648
4.10% 2/1/42	100,000	81,507
4.13% 1/15/49	70,000	55,643
4.15% 2/15/50	100,000	80,408
5.75% 4/1/37	100,000	95,077
6.00% 1/15/39	100,000	99,933
6.35% 7/15/38	25,000	25,901
7.70% 11/15/31	100,000	115,585
PECO Energy Co.
2.80% 6/15/50	290,000	186,401
3.00% 9/15/49	40,000	26,383
3.05% 3/15/51	30,000	20,223
5.95% 10/1/36	100,000	101,921
Pinnacle West Capital Corp. 1.30% 6/15/25	50,000	44,857
Potomac Electric Power Co. 4.15% 3/15/43	100,000	82,080
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	81,640
6.25% 5/15/39	30,000	31,374
Progress Energy, Inc.
6.00% 12/1/39	50,000	48,228
7.75% 3/1/31	150,000	165,902
Public Service Co. of Colorado
1.90% 1/15/31	150,000	118,758
2.70% 1/15/51	150,000	94,779
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Co. of Colorado (continued)
3.20% 3/1/50	65,000	$ 45,572
3.80% 6/15/47	200,000	155,502
4.05% 9/15/49	50,000	40,579
6.25% 9/1/37	100,000	107,000
Public Service Electric & Gas Co.
0.95% 3/15/26	150,000	131,505
2.05% 8/1/50	100,000	54,238
3.00% 5/15/25	100,000	95,275
3.00% 3/1/51	100,000	66,538
3.20% 5/15/29	150,000	134,605
3.60% 12/1/47	50,000	37,338
3.70% 5/1/28	100,000	93,348
3.80% 3/1/46	100,000	77,920
3.85% 5/1/49	125,000	98,317
4.05% 5/1/48	100,000	81,718
5.50% 3/1/40	100,000	98,089
Public Service Enterprise Group, Inc.
0.80% 8/15/25	100,000	87,953
1.60% 8/15/30	100,000	74,995
2.88% 6/15/24	70,000	67,330
Puget Energy, Inc. 3.65% 5/15/25	200,000	189,192
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	66,988
4.22% 6/15/48	65,000	53,029
5.64% 4/15/41	80,000	77,643
5.80% 3/15/40	100,000	98,068
San Diego Gas & Electric Co.
1.70% 10/1/30	235,000	181,030
4.10% 6/15/49	100,000	79,376
4.15% 5/15/48	100,000	80,017
6.00% 6/1/39	110,000	112,819
Sempra Energy
3.30% 4/1/25	140,000	133,240
3.40% 2/1/28	95,000	85,899
3.70% 4/1/29	180,000	160,760
3.80% 2/1/38	150,000	116,950
4.00% 2/1/48	95,000	70,822
6.00% 10/15/39	125,000	121,383
Sierra Pacific Power Co. 2.60% 5/1/26	200,000	184,653
Southern California Edison Co.
1.10% 4/1/24	75,000	70,664
2.25% 6/1/30	70,000	55,454
2.85% 8/1/29	155,000	130,716
3.65% 3/1/28	100,000	91,158
3.90% 3/15/43	100,000	74,028
4.00% 4/1/47	300,000	218,571
4.13% 3/1/48	150,000	111,465

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co. (continued)
4.20% 3/1/29	100,000	$ 92,469
4.50% 9/1/40	100,000	80,844
4.65% 10/1/43	400,000	328,657
4.88% 3/1/49	100,000	83,577
5.95% 2/1/38	25,000	23,972
6.00% 1/15/34	200,000	198,728
6.05% 3/15/39	170,000	164,296
6.65% 4/1/29	100,000	100,926
Southern Co.
3.25% 7/1/26	250,000	231,600
4.25% 7/1/36	85,000	71,635
φ4.48% 8/1/24	55,000	54,308
5.11% 8/1/27	100,000	97,332
Southern Power Co.
0.90% 1/15/26	125,000	108,704
4.15% 12/1/25	200,000	193,021
4.95% 12/15/46	100,000	83,804
5.25% 7/15/43	120,000	103,745
Southwestern Electric Power Co.
2.75% 10/1/26	150,000	135,822
3.85% 2/1/48	100,000	72,931
3.90% 4/1/45	300,000	215,693
6.20% 3/15/40	200,000	196,037
Southwestern Public Service Co. 4.40% 11/15/48	100,000	83,349
Tampa Electric Co.
4.10% 6/15/42	100,000	80,994
4.35% 5/15/44	50,000	40,968
4.45% 6/15/49	100,000	84,261
Tucson Electric Power Co. 1.50% 8/1/30	90,000	67,835
Union Electric Co.
2.63% 3/15/51	250,000	153,722
2.95% 6/15/27	100,000	91,169
3.50% 4/15/24	100,000	97,501
3.50% 3/15/29	100,000	90,950
3.65% 4/15/45	100,000	74,680
3.90% 9/15/42	100,000	80,077
4.00% 4/1/48	100,000	78,901
8.45% 3/15/39	80,000	97,295
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	158,526
2.95% 11/15/26	100,000	92,138
2.95% 11/15/51	200,000	129,459
3.15% 1/15/26	70,000	65,822
3.30% 12/1/49	100,000	70,126
3.50% 3/15/27	150,000	140,549
3.80% 4/1/28	100,000	93,828
3.80% 9/15/47	100,000	76,207
4.00% 11/15/46	45,000	35,708
4.60% 12/1/48	115,000	99,361
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power Co. (continued)
4.65% 8/15/43	150,000	$ 129,108
6.00% 5/15/37	25,000	25,214
6.35% 11/30/37	100,000	102,843
8.88% 11/15/38	100,000	127,518
WEC Energy Group, Inc.
0.80% 3/15/24	60,000	56,466
1.38% 10/15/27	150,000	123,545
1.80% 10/15/30	150,000	114,460
Wisconsin Electric Power Co.
2.05% 12/15/24	50,000	47,230
4.30% 10/15/48	45,000	37,081
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	39,099
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	173,490
Xcel Energy, Inc.
0.50% 10/15/23	200,000	190,548
3.30% 6/1/25	100,000	95,808
3.35% 12/1/26	100,000	92,748
6.50% 7/1/36	100,000	104,517
		44,446,124
Electrical Components & Equipment–0.03%
Emerson Electric Co.
0.88% 10/15/26	135,000	115,958
1.80% 10/15/27	45,000	38,831
1.95% 10/15/30	100,000	79,856
2.00% 12/21/28	200,000	169,543
2.75% 10/15/50	30,000	19,487
2.80% 12/21/51	200,000	128,212
5.25% 11/15/39	50,000	47,823
		599,710
Electronics–0.17%
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	90,170
2.30% 3/12/31	250,000	195,022
Allegion PLC 3.50% 10/1/29	50,000	42,381
Allegion U.S. Holding Co., Inc.
3.20% 10/1/24	150,000	143,337
3.55% 10/1/27	150,000	133,783
Amphenol Corp.
2.20% 9/15/31	60,000	46,487
2.80% 2/15/30	200,000	168,153
3.20% 4/1/24	100,000	98,148
4.35% 6/1/29	75,000	70,771
Arrow Electronics, Inc. 3.88% 1/12/28	200,000	180,715
Avnet, Inc.
4.63% 4/15/26	50,000	48,120
5.50% 6/1/32	100,000	90,799

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Flex Ltd.
3.75% 2/1/26	300,000	$ 278,706
4.75% 6/15/25	125,000	122,110
4.88% 6/15/29	75,000	67,785
Fortive Corp.
3.15% 6/15/26	150,000	138,363
4.30% 6/15/46	50,000	38,559
Honeywell International, Inc.
1.10% 3/1/27	200,000	171,785
1.35% 6/1/25	125,000	115,047
1.75% 9/1/31	160,000	124,959
1.95% 6/1/30	250,000	204,242
2.30% 8/15/24	100,000	95,979
2.70% 8/15/29	60,000	52,495
2.80% 6/1/50	100,000	70,493
3.35% 12/1/23	200,000	197,653
Hubbell, Inc.
2.30% 3/15/31	60,000	47,267
3.35% 3/1/26	150,000	142,500
Jabil, Inc.
1.70% 4/15/26	65,000	56,467
3.00% 1/15/31	50,000	39,448
3.60% 1/15/30	50,000	41,746
3.95% 1/12/28	110,000	99,594
4.25% 5/15/27	50,000	46,607
Keysight Technologies, Inc.
4.55% 10/30/24	250,000	246,541
4.60% 4/6/27	60,000	58,379
Trimble, Inc.
4.75% 12/1/24	100,000	98,908
4.90% 6/15/28	100,000	95,103
Tyco Electronics Group SA
2.50% 2/4/32	85,000	69,071
3.70% 2/15/26	100,000	96,229
		4,123,922
Entertainment–0.07%
Warnermedia Holdings, Inc.
3.64% 3/15/25	200,000	189,404
3.76% 3/15/27	370,000	331,041
4.28% 3/15/32	285,000	234,464
5.05% 3/15/42	1,085,000	811,845
5.14% 3/15/52	85,000	61,780
5.39% 3/15/62	70,000	50,744
		1,679,278
Environmental Control–0.08%
Republic Services, Inc.
0.88% 11/15/25	50,000	43,950
1.45% 2/15/31	200,000	149,323
1.75% 2/15/32	100,000	74,521
2.90% 7/1/26	110,000	101,051
3.20% 3/15/25	250,000	238,964
3.38% 11/15/27	60,000	54,869
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Republic Services, Inc. (continued)
3.95% 5/15/28	150,000	$ 140,363
Waste Connections, Inc.
2.20% 1/15/32	115,000	88,974
2.95% 1/15/52	115,000	74,402
3.20% 6/1/32	65,000	54,419
3.50% 5/1/29	150,000	134,510
Waste Management, Inc.
0.75% 11/15/25	20,000	17,652
1.15% 3/15/28	30,000	24,600
1.50% 3/15/31	30,000	22,744
2.50% 11/15/50	20,000	12,180
3.15% 11/15/27	100,000	91,446
4.15% 4/15/32	500,000	462,511
		1,786,479
Food–0.38%
Campbell Soup Co.
3.95% 3/15/25	150,000	145,891
4.15% 3/15/28	200,000	187,685
4.80% 3/15/48	65,000	54,660
Conagra Brands, Inc.
1.38% 11/1/27	100,000	80,654
4.30% 5/1/24	75,000	73,814
4.60% 11/1/25	70,000	68,359
4.85% 11/1/28	165,000	155,677
5.30% 11/1/38	50,000	43,896
5.40% 11/1/48	105,000	90,451
8.25% 9/15/30	100,000	111,366
Flowers Foods, Inc.
2.40% 3/15/31	45,000	35,246
3.50% 10/1/26	105,000	97,850
General Mills, Inc.
2.25% 10/14/31	175,000	136,911
3.00% 2/1/51	95,000	61,631
3.20% 2/10/27	150,000	139,503
3.65% 2/15/24	111,000	109,597
4.00% 4/17/25	100,000	97,611
4.20% 4/17/28	75,000	71,360
Hershey Co.
1.70% 6/1/30	195,000	154,218
2.05% 11/15/24	50,000	47,539
2.30% 8/15/26	100,000	91,241
2.45% 11/15/29	50,000	42,506
3.13% 11/15/49	50,000	35,684
Hormel Foods Corp. 1.80% 6/11/30	85,000	67,928
Ingredion, Inc.
2.90% 6/1/30	200,000	165,048
3.20% 10/1/26	100,000	92,218
3.90% 6/1/50	200,000	144,850
J M Smucker Co.
3.38% 12/15/27	100,000	90,762

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
J M Smucker Co. (continued)
3.50% 3/15/25	150,000	$ 144,448
4.25% 3/15/35	100,000	84,814
4.38% 3/15/45	50,000	39,489
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 2/1/28	500,000	468,635
5.75% 4/1/33	335,000	302,552
6.50% 12/1/52	165,000	146,593
Kellogg Co.
2.65% 12/1/23	167,000	163,110
3.25% 4/1/26	95,000	89,267
3.40% 11/15/27	200,000	183,594
4.30% 5/15/28	150,000	142,151
4.50% 4/1/46	100,000	86,456
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	142,872
Kraft Heinz Foods Co. 4.38% 6/1/46	1,000,000	777,398
Kroger Co.
1.70% 1/15/31	125,000	93,828
3.50% 2/1/26	100,000	94,868
4.45% 2/1/47	500,000	409,938
5.00% 4/15/42	100,000	88,250
6.90% 4/15/38	100,000	107,375
7.50% 4/1/31	250,000	279,381
McCormick & Co., Inc.
3.15% 8/15/24	100,000	96,571
3.40% 8/15/27	150,000	137,851
4.20% 8/15/47	20,000	15,855
Mondelez International, Inc.
1.50% 2/4/31	210,000	154,140
1.88% 10/15/32	180,000	130,844
2.63% 9/4/50	360,000	213,263
2.75% 4/13/30	135,000	112,444
Sysco Corp.
2.40% 2/15/30	35,000	28,484
3.25% 7/15/27	200,000	181,672
3.30% 7/15/26	100,000	93,508
3.30% 2/15/50	35,000	22,972
3.75% 10/1/25	125,000	120,305
4.45% 3/15/48	100,000	81,207
4.50% 4/1/46	75,000	61,807
4.85% 10/1/45	85,000	72,240
6.60% 4/1/50	350,000	367,384
Tyson Foods, Inc.
3.55% 6/2/27	155,000	143,599
3.95% 8/15/24	240,000	234,961
4.00% 3/1/26	65,000	62,343
4.35% 3/1/29	130,000	122,658
5.10% 9/28/48	40,000	35,561
		9,028,844
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.05%
Celulosa Arauco y Constitucion SA 4.50% 8/1/24	200,000	$ 194,852
Fibria Overseas Finance Ltd. 5.50% 1/17/27	100,000	95,519
Georgia-Pacific LLC 8.00% 1/15/24	250,000	259,864
International Paper Co.
4.80% 6/15/44	149,000	123,970
6.00% 11/15/41	135,000	128,760
Suzano Austria GmbH
2.50% 9/15/28	125,000	97,768
3.75% 1/15/31	205,000	160,607
6.00% 1/15/29	200,000	186,344
		1,247,684
Gas–0.15%
Atmos Energy Corp.
1.50% 1/15/31	250,000	187,964
2.63% 9/15/29	250,000	213,088
3.00% 6/15/27	65,000	59,621
3.38% 9/15/49	55,000	38,907
4.13% 10/15/44	150,000	121,348
4.13% 3/15/49	155,000	124,866
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	211,576
4.00% 4/1/28	100,000	92,744
4.10% 9/1/47	45,000	36,198
5.85% 1/15/41	115,000	112,707
National Fuel Gas Co. 3.95% 9/15/27	200,000	178,718
NiSource, Inc.
0.95% 8/15/25	145,000	128,700
1.70% 2/15/31	175,000	129,496
2.95% 9/1/29	100,000	84,403
3.49% 5/15/27	100,000	91,871
3.95% 3/30/48	150,000	110,666
4.38% 5/15/47	100,000	79,317
4.80% 2/15/44	100,000	83,964
5.25% 2/15/43	59,000	52,763
ONE Gas, Inc.
3.61% 2/1/24	100,000	98,092
4.66% 2/1/44	50,000	42,058
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	88,026
3.64% 11/1/46	50,000	35,373
4.65% 8/1/43	50,000	41,774
Southern California Gas Co.
2.95% 4/15/27	110,000	100,420
3.15% 9/15/24	100,000	96,969
3.95% 2/15/50	50,000	38,233
4.13% 6/1/48	100,000	77,931

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	$ 185,314
4.40% 6/1/43	100,000	79,760
4.40% 5/30/47	200,000	157,244
5.88% 3/15/41	70,000	67,130
Southwest Gas Corp.
3.18% 8/15/51	140,000	85,517
3.70% 4/1/28	100,000	89,259
Washington Gas Light Co.
3.65% 9/15/49	40,000	29,351
3.80% 9/15/46	70,000	52,920
		3,504,288
Hand Machine Tools–0.02%
Kennametal, Inc. 2.80% 3/1/31	125,000	95,712
Snap-on, Inc. 4.10% 3/1/48	85,000	72,833
Stanley Black & Decker, Inc.
2.75% 11/15/50	300,000	180,428
3.40% 3/1/26	145,000	136,947
5.20% 9/1/40	100,000	93,893
		579,813
Health Care Products–0.25%
Abbott Laboratories
1.15% 1/30/28	45,000	37,516
1.40% 6/30/30	40,000	31,249
3.40% 11/30/23	210,000	207,411
3.75% 11/30/26	340,000	329,750
3.88% 9/15/25	120,000	117,418
4.90% 11/30/46	400,000	383,033
6.00% 4/1/39	50,000	53,674
6.15% 11/30/37	50,000	54,877
Baxter International, Inc.
1.32% 11/29/24	200,000	184,633
1.73% 4/1/31	65,000	48,151
1.92% 2/1/27	200,000	174,032
2.54% 2/1/32	200,000	155,682
2.60% 8/15/26	150,000	135,689
3.13% 12/1/51	150,000	95,842
3.50% 8/15/46	100,000	70,201
Boston Scientific Corp.
1.90% 6/1/25	65,000	59,740
2.65% 6/1/30	100,000	82,974
3.45% 3/1/24	33,000	32,276
4.55% 3/1/39	100,000	86,574
4.70% 3/1/49	105,000	91,916
7.38% 1/15/40	201,000	227,897
Danaher Corp.
2.60% 10/1/50	190,000	116,843
2.80% 12/10/51	200,000	128,668
3.35% 9/15/25	125,000	119,852
4.38% 9/15/45	115,000	95,871
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
DH Europe Finance II Sarl
2.60% 11/15/29	65,000	$ 55,556
3.25% 11/15/39	100,000	75,815
Koninklijke Philips NV
5.00% 3/15/42	100,000	85,684
6.88% 3/11/38	50,000	52,619
Medtronic, Inc.
4.38% 3/15/35	108,000	98,436
4.63% 3/15/45	179,000	161,556
PerkinElmer, Inc.
2.25% 9/15/31	180,000	135,352
2.55% 3/15/31	210,000	163,059
3.30% 9/15/29	95,000	79,938
3.63% 3/15/51	160,000	107,975
Smith & Nephew PLC 2.03% 10/14/30	100,000	74,885
Stryker Corp.
0.60% 12/1/23	40,000	38,088
1.95% 6/15/30	300,000	237,579
3.38% 5/15/24	150,000	146,602
3.38% 11/1/25	100,000	95,146
3.50% 3/15/26	75,000	71,403
3.65% 3/7/28	200,000	188,202
4.38% 5/15/44	100,000	82,646
4.63% 3/15/46	95,000	82,864
Thermo Fisher Scientific, Inc.
0.80% 10/18/23	235,000	226,070
1.22% 10/18/24	260,000	241,790
4.10% 8/15/47	100,000	84,445
5.30% 2/1/44	200,000	195,929
		5,903,408
Health Care Services–0.66%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	73,717
3.83% 8/15/28	35,000	32,842
4.27% 8/15/48	30,000	25,662
Aetna, Inc.
3.88% 8/15/47	145,000	106,701
6.63% 6/15/36	100,000	101,966
6.75% 12/15/37	100,000	101,954
AHS Hospital Corp.
2.78% 7/1/51	40,000	24,862
5.02% 7/1/45	50,000	46,781
Ascension Health
3.11% 11/15/39	45,000	34,035
3.95% 11/15/46	185,000	154,219
Banner Health
1.90% 1/1/31	40,000	30,671
2.34% 1/1/30	75,000	62,261
2.91% 1/1/51	50,000	32,580

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	$ 19,181
2.84% 11/15/50	45,000	29,091
3.97% 11/15/46	50,000	40,161
4.19% 11/15/45	95,000	79,910
BHSH System Obligated Group 3.49% 7/15/49	50,000	37,418
Bon Secours Mercy Health, Inc.
2.10% 6/1/31	25,000	19,450
3.21% 6/1/50	25,000	17,203
Children's Health System of Texas 2.51% 8/15/50	105,000	62,779
Children's Hospital Corp. 4.12% 1/1/47	65,000	54,246
Children's Hospital Medical Center 4.27% 5/15/44	50,000	43,529
City of Hope 4.38% 8/15/48	75,000	63,605
CommonSpirit Health
1.55% 10/1/25	35,000	31,031
2.76% 10/1/24	30,000	28,545
2.78% 10/1/30	65,000	51,876
3.35% 10/1/29	40,000	33,862
3.82% 10/1/49	40,000	29,035
3.91% 10/1/50	150,000	106,686
4.19% 10/1/49	70,000	52,357
4.35% 11/1/42	400,000	315,192
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	80,747
Duke University Health System, Inc. 3.92% 6/1/47	75,000	61,102
Elevance Health, Inc.
1.50% 3/15/26	200,000	177,442
2.25% 5/15/30	50,000	40,334
2.38% 1/15/25	65,000	61,343
2.55% 3/15/31	200,000	161,251
3.13% 5/15/50	65,000	42,994
3.35% 12/1/24	150,000	144,271
3.50% 8/15/24	250,000	244,514
3.60% 3/15/51	115,000	81,972
4.10% 3/1/28	350,000	331,030
4.10% 5/15/32	200,000	180,645
4.38% 12/1/47	125,000	103,357
4.63% 5/15/42	100,000	86,306
4.65% 1/15/43	125,000	107,825
4.65% 8/15/44	100,000	85,956
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	168,854
4.50% 7/1/57	100,000	87,484
HCA, Inc.
2.38% 7/15/31	150,000	110,959
3.13% 3/15/27	70,000	61,970
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA, Inc. (continued)
3.50% 7/15/51	150,000	$ 92,875
3.63% 3/15/32	150,000	121,356
4.13% 6/15/29	485,000	425,340
4.38% 3/15/42	50,000	37,368
4.50% 2/15/27	160,000	149,362
4.63% 3/15/52	75,000	56,333
5.00% 3/15/24	265,000	263,265
5.13% 6/15/39	50,000	41,959
5.25% 4/15/25	185,000	181,210
5.25% 6/15/26	200,000	193,267
5.25% 6/15/49	200,000	162,629
5.50% 6/15/47	200,000	168,959
Humana, Inc.
1.35% 2/3/27	55,000	46,320
2.15% 2/3/32	55,000	41,794
3.70% 3/23/29	125,000	112,094
4.63% 12/1/42	175,000	149,414
4.95% 10/1/44	300,000	265,710
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	45,137
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	75,900
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	55,347
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	115,828
3.27% 11/1/49	185,000	130,733
4.15% 5/1/47	105,000	87,899
Laboratory Corp. of America Holdings
3.25% 9/1/24	100,000	96,807
3.60% 9/1/27	100,000	93,094
4.70% 2/1/45	500,000	413,289
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	34,850
3.34% 7/1/60	65,000	43,291
3.77% 7/1/48	40,000	30,932
Mayo Clinic
3.20% 11/15/61	200,000	129,872
4.13% 11/15/52	100,000	85,502
McLaren Health Care Corp. 4.39% 5/15/48	65,000	54,792
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	73,854
4.20% 7/1/55	127,000	105,873
Mercy Health 4.30% 7/1/28	25,000	23,303
Methodist Hospital 2.71% 12/1/50	300,000	188,107
Montefiore Obligated Group 5.25% 11/1/48	70,000	49,831

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Mount Sinai Hospitals Group, Inc. 3.98% 7/1/48	100,000	$ 80,651
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	32,720
3.95% 8/1/19	35,000	23,593
4.02% 8/1/45	75,000	61,919
4.06% 8/1/56	50,000	40,812
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	194,835
4.26% 11/1/47	150,000	120,059
Novant Health, Inc.
3.17% 11/1/51	85,000	58,750
3.32% 11/1/61	70,000	46,471
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	75,553
NYU Langone Hospitals
3.38% 7/1/55	100,000	69,169
4.37% 7/1/47	100,000	81,864
Orlando Health Obligated Group
3.33% 10/1/50	125,000	87,969
4.09% 10/1/48	45,000	37,204
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	53,490
3.22% 11/15/50	65,000	43,497
Providence St Joseph Health Obligated Group
2.70% 10/1/51	75,000	45,045
2.75% 10/1/26	100,000	93,102
3.74% 10/1/47	100,000	77,194
Quest Diagnostics, Inc.
3.45% 6/1/26	55,000	51,766
3.50% 3/30/25	300,000	288,414
4.20% 6/30/29	100,000	92,243
RWJ Barnabas Health, Inc.
3.48% 7/1/49	100,000	72,830
3.95% 7/1/46	50,000	40,917
Seattle Children's Hospital 2.72% 10/1/50	185,000	116,107
SSM Health Care Corp. 3.82% 6/1/27	71,000	67,617
Stanford Health Care 3.80% 11/15/48	30,000	23,127
Sutter Health
1.32% 8/15/25	100,000	90,328
2.29% 8/15/30	110,000	88,642
3.16% 8/15/40	100,000	72,766
3.36% 8/15/50	110,000	76,305
Texas Health Resources 4.33% 11/15/55	30,000	25,606
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Toledo Hospital 5.75% 11/15/38	200,000	$ 182,201
Trinity Health Corp.
2.63% 12/1/40	50,000	34,000
4.13% 12/1/45	25,000	20,752
UnitedHealth Group, Inc.
0.55% 5/15/24	135,000	126,609
1.15% 5/15/26	200,000	176,996
1.25% 1/15/26	180,000	160,531
2.00% 5/15/30	265,000	213,174
2.30% 5/15/31	200,000	160,898
2.38% 8/15/24	70,000	67,238
2.75% 5/15/40	250,000	175,047
2.88% 8/15/29	155,000	135,103
2.90% 5/15/50	250,000	164,199
2.95% 10/15/27	250,000	228,056
3.05% 5/15/41	200,000	145,246
3.25% 5/15/51	200,000	138,781
3.38% 4/15/27	150,000	141,268
3.45% 1/15/27	100,000	94,449
3.50% 2/15/24	40,000	39,375
3.50% 8/15/39	115,000	90,351
3.70% 12/15/25	40,000	38,718
3.70% 8/15/49	135,000	102,151
3.75% 10/15/47	200,000	153,579
3.85% 6/15/28	200,000	187,980
3.88% 12/15/28	50,000	46,872
3.88% 8/15/59	150,000	111,652
4.00% 5/15/29	195,000	181,689
4.20% 1/15/47	55,000	45,464
4.25% 3/15/43	100,000	84,123
4.25% 6/15/48	150,000	124,243
4.38% 3/15/42	100,000	85,599
4.63% 11/15/41	200,000	178,365
6.50% 6/15/37	150,000	162,650
6.63% 11/15/37	100,000	109,338
6.88% 2/15/38	100,000	110,716
Universal Health Services, Inc.
1.65% 9/1/26	65,000	54,470
2.65% 1/15/32	50,000	35,347
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	64,528
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	29,561
		15,639,144
Home Builders–0.03%
DR Horton, Inc.
1.40% 10/15/27	250,000	201,801
2.50% 10/15/24	200,000	190,183
MDC Holdings, Inc. 3.97% 8/6/61	200,000	105,558

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
NVR, Inc. 3.00% 5/15/30	195,000	$ 159,202
		656,744
Home Furnishings–0.02%
Harman International Industries, Inc. 4.15% 5/15/25	100,000	97,658
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	90,100
3.50% 11/15/51	150,000	101,435
Whirlpool Corp.
4.50% 6/1/46	70,000	52,512
4.60% 5/15/50	150,000	112,284
4.75% 2/26/29	60,000	56,322
		510,311
Household Products Wares–0.05%
Avery Dennison Corp.
0.85% 8/15/24	40,000	37,019
2.25% 2/15/32	100,000	73,771
4.88% 12/6/28	100,000	96,292
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	91,817
3.95% 8/1/47	100,000	78,178
Clorox Co.
3.90% 5/15/28	100,000	93,973
4.60% 5/1/32	200,000	186,195
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	71,434
2.88% 2/7/50	45,000	30,270
3.05% 8/15/25	50,000	47,765
3.20% 7/30/46	50,000	35,612
3.90% 5/4/47	100,000	80,137
5.30% 3/1/41	200,000	194,205
6.63% 8/1/37	100,000	111,235
		1,227,903
Insurance–0.75%
Aflac, Inc.
1.13% 3/15/26	105,000	92,545
4.00% 10/15/46	300,000	236,406
4.75% 1/15/49	100,000	87,900
Alleghany Corp. 4.90% 9/15/44	95,000	83,815
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	100,000	94,986
Allstate Corp.
0.75% 12/15/25	65,000	56,695
1.45% 12/15/30	100,000	75,529
3.28% 12/15/26	150,000	140,826
4.20% 12/15/46	150,000	123,493
4.50% 6/15/43	100,000	85,832
5.55% 5/9/35	150,000	150,715
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American Financial Group, Inc. 4.50% 6/15/47	150,000	$ 117,764
American International Group, Inc.
2.50% 6/30/25	200,000	186,601
3.90% 4/1/26	600,000	572,735
4.38% 6/30/50	130,000	104,029
4.75% 4/1/48	200,000	171,489
4.80% 7/10/45	100,000	85,075
Aon Corp.
2.80% 5/15/30	150,000	124,365
3.75% 5/2/29	100,000	89,946
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	74,924
2.85% 5/28/27	70,000	62,792
2.90% 8/23/51	100,000	61,885
3.90% 2/28/52	85,000	63,002
Aon Global Ltd.
3.50% 6/14/24	100,000	97,548
3.88% 12/15/25	100,000	96,082
4.00% 11/27/23	150,000	148,970
4.75% 5/15/45	100,000	85,990
Arch Capital Finance LLC
4.01% 12/15/26	100,000	95,536
5.03% 12/15/46	100,000	84,635
Arch Capital Group Ltd. 3.64% 6/30/50	140,000	95,309
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	91,924
Aspen Insurance Holdings Ltd. 4.65% 11/15/23	100,000	99,060
Assurant, Inc. 4.90% 3/27/28	100,000	94,853
Assured Guaranty U.S. Holdings, Inc. 5.00% 7/1/24	66,000	66,044
Athene Holding Ltd.
3.50% 1/15/31	20,000	16,017
3.95% 5/25/51	125,000	83,255
4.13% 1/12/28	150,000	134,734
AXA SA 8.60% 12/15/30	200,000	235,404
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	86,912
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	122,639
2.30% 3/15/27	200,000	182,023
2.50% 1/15/51	140,000	83,067
2.85% 10/15/50	180,000	115,651
2.88% 3/15/32	200,000	168,117
3.85% 3/15/52	200,000	152,805
4.25% 1/15/49	100,000	83,105
4.30% 5/15/43	100,000	85,247
4.40% 5/15/42	100,000	87,905

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
5.75% 1/15/40	100,000	$ 103,241
Berkshire Hathaway, Inc.
3.13% 3/15/26	215,000	204,012
4.50% 2/11/43	250,000	222,463
Brighthouse Financial, Inc.
3.70% 6/22/27	250,000	227,454
4.70% 6/22/47	200,000	141,572
Brown & Brown, Inc.
2.38% 3/15/31	85,000	63,484
4.20% 3/17/32	65,000	55,570
4.50% 3/15/29	100,000	93,833
4.95% 3/17/52	100,000	81,059
Chubb Corp.
6.00% 5/11/37	100,000	104,256
6.50% 5/15/38	200,000	218,058
Chubb INA Holdings, Inc.
1.38% 9/15/30	415,000	312,985
3.35% 5/3/26	95,000	89,783
4.15% 3/13/43	100,000	84,502
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	106,286
CNA Financial Corp.
2.05% 8/15/30	20,000	15,264
3.90% 5/1/29	40,000	35,828
3.95% 5/15/24	125,000	122,585
4.50% 3/1/26	100,000	97,723
Enstar Group Ltd. 3.10% 9/1/31	95,000	67,465
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	33,053
4.87% 6/1/44	100,000	83,922
Fairfax Financial Holdings Ltd. 3.38% 3/3/31	180,000	145,351
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	40,760
4.50% 8/15/28	150,000	141,094
First American Financial Corp. 4.60% 11/15/24	100,000	98,394
Globe Life, Inc. 2.15% 8/15/30	500,000	388,894
Hanover Insurance Group, Inc.
2.50% 9/1/30	145,000	111,000
4.50% 4/15/26	100,000	96,353
Hartford Financial Services Group, Inc.
2.80% 8/19/29	70,000	59,053
2.90% 9/15/51	100,000	61,082
3.60% 8/19/49	55,000	39,374
4.30% 4/15/43	43,000	34,211
4.40% 3/15/48	100,000	82,254
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc. (continued)
6.10% 10/1/41	50,000	$ 49,461
Kemper Corp.
3.80% 2/23/32	100,000	83,086
4.35% 2/15/25	70,000	68,193
Loews Corp.
4.13% 5/15/43	200,000	154,125
6.00% 2/1/35	100,000	99,728
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	222,007
4.15% 3/4/26	100,000	96,952
5.38% 3/4/46	100,000	94,873
Markel Corp.
5.00% 4/5/46	250,000	212,154
5.00% 5/20/49	65,000	56,064
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	83,314
2.38% 12/15/31	90,000	70,721
2.90% 12/15/51	110,000	68,169
3.50% 3/10/25	150,000	144,739
3.75% 3/14/26	75,000	72,499
3.88% 3/15/24	100,000	98,606
4.20% 3/1/48	100,000	79,479
4.35% 1/30/47	45,000	36,738
4.38% 3/15/29	195,000	185,213
4.75% 3/15/39	55,000	49,460
4.90% 3/15/49	90,000	79,855
Mercury General Corp. 4.40% 3/15/27	50,000	46,619
MetLife, Inc.
3.00% 3/1/25	150,000	144,877
4.05% 3/1/45	150,000	117,090
4.60% 5/13/46	200,000	174,827
5.70% 6/15/35	50,000	50,646
5.88% 2/6/41	100,000	99,724
6.38% 6/15/34	100,000	105,695
6.40% 12/15/66	100,000	96,427
6.50% 12/15/32	100,000	106,661
10.75% 8/1/69	150,000	195,338
Old Republic International Corp.
3.85% 6/11/51	200,000	137,296
4.88% 10/1/24	100,000	99,819
Principal Financial Group, Inc.
3.10% 11/15/26	300,000	274,805
3.40% 5/15/25	100,000	95,920
3.70% 5/15/29	50,000	44,771
Progressive Corp.
2.50% 3/15/27	40,000	36,130
3.00% 3/15/32	50,000	41,649
3.70% 3/15/52	25,000	18,779
4.13% 4/15/47	200,000	165,711

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Progressive Corp. (continued)
4.20% 3/15/48	150,000	$ 125,182
Prudential Financial, Inc.
3.70% 3/13/51	250,000	183,845
3.88% 3/27/28	65,000	61,432
3.91% 12/7/47	163,000	123,877
4.35% 2/25/50	250,000	206,054
4.42% 3/27/48	100,000	83,634
μ4.50% 9/15/47	215,000	186,558
μ5.20% 3/15/44	100,000	96,099
6.63% 6/21/40	200,000	211,922
Prudential PLC 3.63% 3/24/32	200,000	168,297
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	58,296
3.95% 9/15/26	30,000	28,743
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	119,039
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	88,074
Swiss Re America Holding Corp. 7.00% 2/15/26	100,000	105,418
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	119,236
Travelers Cos., Inc.
3.75% 5/15/46	50,000	38,981
4.00% 5/30/47	80,000	64,645
4.05% 3/7/48	200,000	164,376
4.10% 3/4/49	100,000	81,745
4.60% 8/1/43	250,000	217,883
6.25% 6/15/37	100,000	107,606
6.75% 6/20/36	100,000	110,659
Trinity Acquisition PLC 4.40% 3/15/26	100,000	95,994
Unum Group
4.00% 6/15/29	145,000	128,632
4.13% 6/15/51	200,000	133,270
5.75% 8/15/42	50,000	43,310
Voya Financial, Inc.
3.65% 6/15/26	100,000	93,882
4.80% 6/15/46	60,000	49,044
5.70% 7/15/43	100,000	89,796
W R Berkley Corp.
3.55% 3/30/52	150,000	103,369
4.00% 5/12/50	105,000	79,261
Willis North America, Inc.
2.95% 9/15/29	65,000	53,477
3.60% 5/15/24	100,000	97,092
3.88% 9/15/49	70,000	48,426
4.50% 9/15/28	150,000	139,124
4.65% 6/15/27	100,000	94,960
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
XLIT Ltd. 5.25% 12/15/43	200,000	$ 191,741
		17,849,598
Internet–0.40%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	153,916
3.15% 2/9/51	200,000	116,964
3.25% 2/9/61	200,000	112,797
3.40% 12/6/27	210,000	188,965
4.00% 12/6/37	100,000	76,328
4.20% 12/6/47	400,000	288,794
4.40% 12/6/57	200,000	143,587
Alphabet, Inc.
0.45% 8/15/25	90,000	80,695
0.80% 8/15/27	200,000	168,694
1.10% 8/15/30	130,000	100,509
1.90% 8/15/40	100,000	64,189
2.00% 8/15/26	250,000	228,154
2.05% 8/15/50	130,000	76,390
2.25% 8/15/60	400,000	224,877
Amazon.com, Inc.
0.45% 5/12/24	115,000	107,804
0.80% 6/3/25	635,000	575,919
1.00% 5/12/26	250,000	219,357
1.20% 6/3/27	90,000	76,859
1.50% 6/3/30	165,000	130,167
1.65% 5/12/28	250,000	212,351
2.10% 5/12/31	250,000	202,733
2.50% 6/3/50	80,000	49,947
2.70% 6/3/60	365,000	215,329
2.80% 8/22/24	75,000	72,833
2.88% 5/12/41	250,000	182,508
3.00% 4/13/25	250,000	241,379
3.10% 5/12/51	250,000	175,019
3.25% 5/12/61	250,000	168,214
3.30% 4/13/27	250,000	236,029
3.60% 4/13/32	500,000	454,640
3.80% 12/5/24	500,000	492,599
3.88% 8/22/37	115,000	99,963
3.95% 4/13/52	200,000	164,043
4.05% 8/22/47	635,000	536,240
4.25% 8/22/57	205,000	170,549
5.20% 12/3/25	100,000	101,423
Baidu, Inc.
4.13% 6/30/25	200,000	194,122
4.38% 3/29/28	200,000	187,326
Booking Holdings, Inc.
3.55% 3/15/28	150,000	136,857
3.60% 6/1/26	200,000	189,639
4.63% 4/13/30	300,000	281,950
eBay, Inc. 1.90% 3/11/25	140,000	129,921
Expedia Group, Inc.
2.95% 3/15/31	80,000	62,062
3.25% 2/15/30	35,000	28,385

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Expedia Group, Inc. (continued)
3.80% 2/15/28	100,000	$ 88,809
4.63% 8/1/27	90,000	84,519
JD.com, Inc. 3.88% 4/29/26	200,000	189,516
Meta Platforms, Inc. 4.65% 8/15/62	1,000,000	805,576
Weibo Corp. 3.38% 7/8/30	300,000	220,217
		9,509,663
Investment Companies–0.16%
Ares Capital Corp.
2.88% 6/15/27	150,000	125,309
3.20% 11/15/31	250,000	178,197
3.25% 7/15/25	100,000	91,342
3.88% 1/15/26	250,000	227,452
4.20% 6/10/24	60,000	58,089
4.25% 3/1/25	100,000	94,467
Blackstone Private Credit Fund
2.63% 12/15/26	200,000	164,182
2.70% 1/15/25	150,000	135,967
4.00% 1/15/29	200,000	160,210
Blackstone Secured Lending Fund
2.75% 9/16/26	250,000	214,597
2.85% 9/30/28	250,000	189,624
FS KKR Capital Corp.
1.65% 10/12/24	150,000	136,998
3.13% 10/12/28	150,000	116,481
3.40% 1/15/26	200,000	176,467
4.13% 2/1/25	150,000	141,961
Goldman Sachs BDC, Inc. 2.88% 1/15/26	100,000	90,669
Golub Capital BDC, Inc.
2.50% 8/24/26	145,000	121,546
3.38% 4/15/24	375,000	359,892
Main Street Capital Corp. 3.00% 7/14/26	165,000	138,915
Owl Rock Capital Corp.
2.88% 6/11/28	200,000	152,310
3.40% 7/15/26	200,000	171,600
3.75% 7/22/25	100,000	91,822
5.25% 4/15/24	60,000	59,253
OWL Rock Core Income Corp. 7.75% 9/16/27	200,000	196,963
Prospect Capital Corp. 3.71% 1/22/26	200,000	173,241
Sixth Street Specialty Lending, Inc. 2.50% 8/1/26	125,000	106,562
		3,874,116
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.05%
Nucor Corp.
2.00% 6/1/25	15,000	$ 13,845
2.70% 6/1/30	15,000	12,322
2.98% 12/15/55	400,000	236,443
3.95% 5/1/28	100,000	91,969
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	20,444
2.40% 6/15/25	50,000	46,226
2.80% 12/15/24	50,000	47,765
3.25% 1/15/31	60,000	48,928
3.25% 10/15/50	40,000	24,409
3.45% 4/15/30	75,000	63,287
Vale Overseas Ltd.
6.88% 11/21/36	350,000	332,189
6.88% 11/10/39	170,000	159,614
		1,097,441
Leisure Time–0.00%
Harley-Davidson, Inc.
3.50% 7/28/25	50,000	47,147
4.63% 7/28/45	50,000	36,628
		83,775
Lodging–0.05%
Choice Hotels International, Inc. 3.70% 12/1/29	100,000	84,297
Hyatt Hotels Corp.
4.38% 9/15/28	100,000	89,982
4.85% 3/15/26	50,000	48,607
Marriott International, Inc.
2.75% 10/15/33	250,000	181,474
2.85% 4/15/31	220,000	172,736
3.13% 6/15/26	100,000	92,240
3.50% 10/15/32	150,000	120,633
3.60% 4/15/24	75,000	73,229
3.75% 10/1/25	50,000	47,548
4.00% 4/15/28	100,000	90,550
4.63% 6/15/30	135,000	121,997
5.00% 10/15/27	55,000	53,115
		1,176,408
Machinery Construction & Mining–0.09%
Caterpillar Financial Services Corp.
0.45% 5/17/24	100,000	93,532
0.80% 11/13/25	85,000	75,314
0.90% 3/2/26	250,000	220,304
2.15% 11/8/24	150,000	142,656
2.40% 8/9/26	100,000	91,591
2.85% 5/17/24	150,000	145,996
3.25% 12/1/24	150,000	145,563
3.40% 5/13/25	150,000	144,954
3.65% 12/7/23	100,000	98,884

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar, Inc.
1.90% 3/12/31	100,000	$ 80,152
2.60% 9/19/29	150,000	129,489
3.80% 8/15/42	168,000	138,300
4.75% 5/15/64	250,000	224,594
6.05% 8/15/36	200,000	214,495
Oshkosh Corp. 4.60% 5/15/28	100,000	92,348
		2,038,172
Machinery Diversified–0.19%
CNH Industrial Capital LLC
1.88% 1/15/26	250,000	222,605
4.20% 1/15/24	100,000	98,498
CNH Industrial NV 3.85% 11/15/27	105,000	95,805
Crane Holdings Co.
4.20% 3/15/48	100,000	70,854
4.45% 12/15/23	100,000	98,884
Deere & Co.
2.88% 9/7/49	65,000	45,123
3.90% 6/9/42	150,000	128,835
5.38% 10/16/29	100,000	101,439
Dover Corp.
2.95% 11/4/29	20,000	17,103
5.38% 3/1/41	100,000	90,509
Flowserve Corp. 3.50% 10/1/30	70,000	57,559
IDEX Corp. 3.00% 5/1/30	75,000	62,578
John Deere Capital Corp.
0.40% 10/10/23	90,000	86,393
0.45% 1/17/24	200,000	189,630
0.70% 1/15/26	100,000	87,724
0.90% 1/10/24	120,000	114,609
1.25% 1/10/25	120,000	111,360
1.45% 1/15/31	70,000	53,520
1.50% 3/6/28	200,000	168,494
1.70% 1/11/27	200,000	176,127
2.05% 1/9/25	100,000	94,226
2.13% 3/7/25	25,000	23,524
2.35% 3/8/27	50,000	45,102
2.45% 1/9/30	85,000	71,746
2.60% 3/7/24	165,000	160,471
2.65% 6/24/24	115,000	111,248
2.65% 6/10/26	100,000	93,146
2.80% 9/8/27	100,000	91,028
2.80% 7/18/29	50,000	43,738
3.05% 1/6/28	100,000	91,750
3.45% 1/10/24	100,000	98,628
3.45% 3/7/29	120,000	110,451
4.15% 9/15/27	150,000	145,564
4.35% 9/15/32	115,000	109,290
nVent Finance Sarl 4.55% 4/15/28	100,000	89,792
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Otis Worldwide Corp.
2.06% 4/5/25	105,000	$ 97,126
2.29% 4/5/27	90,000	79,733
2.57% 2/15/30	105,000	85,882
3.11% 2/15/40	250,000	176,458
3.36% 2/15/50	145,000	97,780
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	78,080
4.20% 3/1/49	70,000	57,999
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	285,000	265,663
Xylem, Inc.
1.95% 1/30/28	115,000	97,058
3.25% 11/1/26	55,000	51,077
4.38% 11/1/46	50,000	41,301
		4,585,510
Media–0.80%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	90,042
3.50% 6/1/41	315,000	201,297
3.50% 3/1/42	160,000	101,522
3.75% 2/15/28	100,000	88,368
3.85% 4/1/61	70,000	40,866
3.90% 6/1/52	145,000	89,771
3.95% 6/30/62	250,000	148,248
4.20% 3/15/28	150,000	134,668
4.40% 4/1/33	125,000	103,508
4.50% 2/1/24	200,000	197,680
4.80% 3/1/50	445,000	321,018
4.91% 7/23/25	450,000	438,822
5.05% 3/30/29	100,000	92,042
5.13% 7/1/49	200,000	146,607
5.25% 4/1/53	200,000	153,151
5.38% 5/1/47	275,000	212,721
5.50% 4/1/63	200,000	151,102
5.75% 4/1/48	225,000	181,600
6.38% 10/23/35	190,000	174,242
6.48% 10/23/45	565,000	497,532
Comcast Corp.
1.50% 2/15/31	200,000	150,134
1.95% 1/15/31	175,000	136,025
2.35% 1/15/27	105,000	94,161
2.45% 8/15/52	150,000	85,039
2.65% 2/1/30	100,000	83,830
2.65% 8/15/62	700,000	377,281
2.80% 1/15/51	140,000	85,755
2.89% 11/1/51	75,000	46,967
2.94% 11/1/56	269,000	160,559
2.99% 11/1/63	101,000	58,499

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
3.15% 3/1/26	350,000	$ 329,710
3.15% 2/15/28	150,000	135,998
3.20% 7/15/36	150,000	115,983
3.25% 11/1/39	150,000	110,170
3.30% 2/1/27	250,000	232,412
3.30% 4/1/27	500,000	463,784
3.38% 2/15/25	425,000	410,401
3.38% 8/15/25	65,000	62,393
3.40% 7/15/46	110,000	77,617
3.45% 2/1/50	110,000	76,815
3.55% 5/1/28	150,000	137,506
3.70% 4/15/24	195,000	191,781
3.90% 3/1/38	150,000	122,280
3.95% 10/15/25	300,000	291,438
3.97% 11/1/47	362,000	276,787
4.00% 8/15/47	150,000	116,044
4.00% 3/1/48	150,000	115,444
4.00% 11/1/49	79,000	60,535
4.05% 11/1/52	258,000	197,490
4.15% 10/15/28	185,000	174,726
4.20% 8/15/34	83,000	72,703
4.25% 10/15/30	165,000	152,770
4.25% 1/15/33	200,000	181,139
4.40% 8/15/35	192,000	169,714
4.60% 10/15/38	195,000	171,581
4.65% 7/15/42	24,000	20,613
4.70% 10/15/48	190,000	162,252
4.95% 10/15/58	190,000	163,185
6.50% 11/15/35	200,000	213,333
Discovery Communications LLC
3.80% 3/13/24	100,000	97,615
3.90% 11/15/24	150,000	145,828
3.95% 6/15/25	100,000	95,023
3.95% 3/20/28	200,000	175,319
4.00% 9/15/55	323,000	190,440
4.13% 5/15/29	70,000	59,923
4.65% 5/15/50	400,000	273,696
4.90% 3/11/26	100,000	96,752
5.20% 9/20/47	215,000	158,679
5.30% 5/15/49	65,000	48,505
Fox Corp.
4.03% 1/25/24	100,000	98,763
4.71% 1/25/29	705,000	662,301
5.48% 1/25/39	75,000	65,044
5.58% 1/25/49	90,000	76,965
Grupo Televisa SAB
4.63% 1/30/26	200,000	193,450
6.63% 1/15/40	100,000	98,138
8.50% 3/11/32	200,000	230,940
NBCUniversal Media LLC 4.45% 1/15/43	175,000	145,278
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Paramount Global
2.90% 1/15/27	100,000	$ 89,046
4.00% 1/15/26	255,000	240,793
4.20% 5/19/32	50,000	40,540
4.38% 3/15/43	77,000	51,309
4.85% 7/1/42	150,000	109,628
4.90% 8/15/44	125,000	87,880
4.95% 1/15/31	400,000	352,853
5.85% 9/1/43	150,000	119,581
6.88% 4/30/36	125,000	117,008
7.88% 7/30/30	200,000	211,332
Thomson Reuters Corp.
3.35% 5/15/26	55,000	51,530
4.30% 11/23/23	200,000	198,477
Time Warner Cable LLC
5.50% 9/1/41	100,000	78,492
5.88% 11/15/40	100,000	82,321
6.55% 5/1/37	200,000	180,458
7.30% 7/1/38	150,000	142,647
Time Warner Entertainment Co. LP 8.38% 7/15/33	200,000	213,352
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	84,682
2.95% 6/15/27	200,000	182,911
3.00% 2/13/26	300,000	281,240
3.00% 7/30/46	50,000	34,022
3.15% 9/17/25	100,000	95,414
3.70% 12/1/42	150,000	116,266
4.13% 12/1/41	100,000	82,828
4.13% 6/1/44	83,000	67,889
Walt Disney Co.
1.75% 8/30/24	200,000	189,151
1.75% 1/13/26	145,000	131,271
2.00% 9/1/29	335,000	273,780
2.65% 1/13/31	520,000	430,269
2.75% 9/1/49	180,000	114,202
3.38% 11/15/26	60,000	56,423
3.50% 5/13/40	200,000	154,449
3.60% 1/13/51	75,000	55,591
3.70% 10/15/25	40,000	38,876
3.80% 5/13/60	490,000	361,402
4.70% 3/23/50	500,000	444,517
4.75% 9/15/44	60,000	53,570
4.75% 11/15/46	50,000	44,342
4.95% 10/15/45	30,000	27,123
6.40% 12/15/35	229,000	243,332
6.65% 11/15/37	175,000	190,884
		18,884,001
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.25% 6/15/25	100,000	96,510
3.90% 1/15/43	50,000	40,252
4.38% 6/15/45	100,000	83,977

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware (continued)
Timken Co.
3.88% 9/1/24	70,000	$ 68,356
4.13% 4/1/32	110,000	95,314
Valmont Industries, Inc.
5.00% 10/1/44	100,000	84,246
5.25% 10/1/54	100,000	86,467
		555,122
Mining–0.15%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	162,176
Barrick Gold Corp. 5.25% 4/1/42	300,000	273,315
Barrick North America Finance LLC 5.75% 5/1/43	150,000	141,138
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	97,265
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	106,223
5.00% 9/30/43	500,000	473,893
Kinross Gold Corp. 4.50% 7/15/27	400,000	372,456
Newmont Corp.
2.60% 7/15/32	200,000	152,489
4.88% 3/15/42	400,000	344,871
6.25% 10/1/39	100,000	99,817
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	158,469
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	129,603
5.20% 11/2/40	100,000	96,888
7.13% 7/15/28	75,000	81,449
Rio Tinto Finance USA PLC 4.13% 8/21/42	150,000	126,060
Southern Copper Corp.
5.25% 11/8/42	150,000	131,419
5.88% 4/23/45	69,000	64,603
6.75% 4/16/40	110,000	113,598
7.50% 7/27/35	200,000	216,500
Teck Resources Ltd. 3.90% 7/15/30	125,000	106,333
		3,448,565
Miscellaneous Manufacturing–0.18%
3M Co.
2.00% 2/14/25	100,000	93,533
2.38% 8/26/29	150,000	122,916
2.88% 10/15/27	150,000	134,467
3.00% 8/7/25	100,000	95,052
3.25% 2/14/24	100,000	98,037
3.25% 8/26/49	85,000	56,940
3.38% 3/1/29	100,000	88,682
3.63% 10/15/47	150,000	107,740
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
3M Co. (continued)
3.88% 6/15/44	150,000	$ 111,206
4.00% 9/14/48	65,000	50,763
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	111,622
3.50% 12/1/24	95,000	91,438
3.75% 12/1/27	100,000	90,917
Eaton Corp.
3.10% 9/15/27	100,000	91,228
3.92% 9/15/47	100,000	78,430
4.15% 11/2/42	150,000	123,279
GE Capital Funding LLC 4.55% 5/15/32	250,000	231,644
GE Capital International Funding Co. Unlimited Co. 4.42% 11/15/35	854,000	765,116
General Electric Co. 6.75% 3/15/32	224,000	242,026
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	139,221
3.90% 9/1/42	150,000	123,679
4.88% 9/15/41	100,000	93,538
Parker-Hannifin Corp.
2.70% 6/14/24	35,000	33,694
3.25% 6/14/29	55,000	48,428
3.30% 11/21/24	60,000	57,889
4.00% 6/14/49	55,000	42,388
6.25% 5/15/38	350,000	353,295
Textron, Inc.
3.00% 6/1/30	100,000	82,337
3.38% 3/1/28	50,000	44,528
3.65% 3/15/27	50,000	45,932
3.88% 3/1/25	170,000	165,015
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	92,847
4.30% 2/21/48	100,000	76,622
5.75% 6/15/43	100,000	94,491
		4,278,940
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	156,128
3.57% 12/1/31	250,000	194,643
		350,771
Oil & Gas–0.87%
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	202,085
2.72% 1/12/32	210,000	170,604
2.77% 11/10/50	165,000	102,466
2.94% 6/4/51	320,000	203,228
3.00% 2/24/50	90,000	58,378

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets America, Inc. (continued)
3.00% 3/17/52	100,000	$ 64,015
3.02% 1/16/27	250,000	228,326
3.12% 5/4/26	75,000	70,116
3.38% 2/8/61	300,000	195,471
3.41% 2/11/26	200,000	190,088
4.23% 11/6/28	400,000	375,556
BP Capital Markets PLC
3.28% 9/19/27	150,000	137,461
3.72% 11/28/28	90,000	82,389
Burlington Resources LLC 7.20% 8/15/31	100,000	111,389
Canadian Natural Resources Ltd.
2.05% 7/15/25	50,000	45,587
2.95% 7/15/30	50,000	41,139
3.80% 4/15/24	43,000	42,030
3.90% 2/1/25	200,000	192,807
4.95% 6/1/47	100,000	85,061
5.85% 2/1/35	200,000	188,057
6.25% 3/15/38	150,000	144,671
Cenovus Energy, Inc. 5.40% 6/15/47	500,000	428,028
Chevron Corp.
1.55% 5/11/25	165,000	152,448
2.24% 5/11/30	125,000	104,424
2.90% 3/3/24	150,000	146,663
2.95% 5/16/26	200,000	188,224
3.33% 11/17/25	150,000	143,714
Chevron USA, Inc.
0.69% 8/12/25	135,000	120,761
1.02% 8/12/27	85,000	71,061
2.34% 8/12/50	125,000	76,303
3.25% 10/15/29	100,000	90,070
3.85% 1/15/28	150,000	142,473
CNOOC Finance 2013 Ltd. 4.25% 5/9/43	400,000	329,492
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	161,754
CNOOC Finance 2015 USA LLC 3.50% 5/5/25	200,000	193,766
CNOOC Petroleum North America ULC
6.40% 5/15/37	150,000	152,855
7.50% 7/30/39	200,000	235,008
ConocoPhillips 6.50% 2/1/39	380,000	411,776
ConocoPhillips Co.
2.13% 3/8/24	200,000	193,083
2.40% 3/7/25	200,000	189,168
3.80% 3/15/52	110,000	84,055
4.03% 3/15/62	107,000	80,862
4.03% 3/15/62	107,000	99,077
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co. (continued)
4.30% 11/15/44	150,000	$ 125,007
6.95% 4/15/29	200,000	219,357
Coterra Energy, Inc.
3.90% 5/15/27	215,000	199,226
4.38% 3/15/29	50,000	46,222
Devon Energy Corp.
4.50% 1/15/30	325,000	295,818
4.75% 5/15/42	100,000	81,432
5.00% 6/15/45	70,000	58,249
5.60% 7/15/41	100,000	89,546
5.85% 12/15/25	150,000	151,303
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	77,058
3.25% 12/1/26	110,000	101,445
3.50% 12/1/29	200,000	172,628
4.25% 3/15/52	60,000	43,802
4.40% 3/24/51	70,000	52,730
EOG Resources, Inc.
3.90% 4/1/35	150,000	128,207
4.15% 1/15/26	100,000	97,412
Equinor ASA
1.75% 1/22/26	220,000	197,832
2.38% 5/22/30	200,000	166,097
2.65% 1/15/24	100,000	97,348
3.25% 11/18/49	110,000	78,844
3.63% 9/10/28	150,000	139,765
3.95% 5/15/43	250,000	203,394
4.80% 11/8/43	150,000	137,021
5.10% 8/17/40	200,000	190,382
Exxon Mobil Corp.
2.02% 8/16/24	200,000	190,704
2.28% 8/16/26	200,000	182,197
2.44% 8/16/29	700,000	601,284
3.00% 8/16/39	200,000	148,442
3.04% 3/1/26	750,000	708,658
3.10% 8/16/49	200,000	138,984
3.57% 3/6/45	200,000	151,247
4.11% 3/1/46	165,000	136,231
4.33% 3/19/50	400,000	340,646
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	35,300
Hess Corp.
4.30% 4/1/27	150,000	141,108
5.60% 2/15/41	200,000	174,915
5.80% 4/1/47	150,000	133,957
7.13% 3/15/33	100,000	104,558
7.30% 8/15/31	250,000	264,023
Marathon Oil Corp.
4.40% 7/15/27	100,000	93,369
6.60% 10/1/37	100,000	97,121
Marathon Petroleum Corp.
3.63% 9/15/24	250,000	242,145

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Marathon Petroleum Corp. (continued)
3.80% 4/1/28	120,000	$ 107,371
4.50% 4/1/48	50,000	37,911
5.13% 12/15/26	150,000	147,468
6.50% 3/1/41	145,000	143,586
Phillips 66
0.90% 2/15/24	70,000	66,282
1.30% 2/15/26	40,000	34,936
3.30% 3/15/52	65,000	42,550
3.90% 3/15/28	200,000	183,595
4.88% 11/15/44	180,000	154,828
5.88% 5/1/42	250,000	242,240
Phillips 66 Co.
3.15% 12/15/29	100,000	84,469
3.55% 10/1/26	100,000	93,226
3.75% 3/1/28	50,000	45,477
4.68% 2/15/45	40,000	32,963
4.90% 10/1/46	100,000	85,663
Pioneer Natural Resources Co.
1.13% 1/15/26	115,000	100,541
1.90% 8/15/30	200,000	152,909
2.15% 1/15/31	90,000	69,327
Shell International Finance BV
2.50% 9/12/26	150,000	136,865
2.75% 4/6/30	315,000	268,937
2.88% 5/10/26	400,000	372,597
3.25% 5/11/25	350,000	336,145
3.25% 4/6/50	500,000	351,222
3.75% 9/12/46	150,000	114,131
4.00% 5/10/46	350,000	278,411
4.13% 5/11/35	156,000	136,710
4.38% 5/11/45	167,000	140,346
5.50% 3/25/40	100,000	98,921
6.38% 12/15/38	300,000	317,601
Suncor Energy, Inc.
3.75% 3/4/51	70,000	49,149
4.00% 11/15/47	70,000	52,330
5.95% 5/15/35	200,000	191,261
6.50% 6/15/38	250,000	246,472
6.80% 5/15/38	100,000	101,046
6.85% 6/1/39	100,000	102,092
7.15% 2/1/32	25,000	26,220
TotalEnergies Capital International SA
2.43% 1/10/25	100,000	94,927
2.83% 1/10/30	100,000	86,082
2.99% 6/29/41	200,000	142,565
3.13% 5/29/50	200,000	138,108
3.39% 6/29/60	200,000	133,220
3.46% 2/19/29	200,000	182,314
3.46% 7/12/49	100,000	72,961
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
TotalEnergies Capital International SA (continued)
3.70% 1/15/24	100,000	$ 98,704
TotalEnergies Capital SA 3.88% 10/11/28	200,000	187,522
Valero Energy Corp.
4.00% 4/1/29	100,000	91,472
4.00% 6/1/52	55,000	39,684
4.35% 6/1/28	120,000	114,693
6.63% 6/15/37	300,000	298,587
7.50% 4/15/32	100,000	108,469
		20,696,109
Oil & Gas Services–0.09%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	175,543
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
1.23% 12/15/23	80,000	76,696
2.06% 12/15/26	200,000	175,786
3.34% 12/15/27	250,000	224,821
4.08% 12/15/47	200,000	148,174
4.49% 5/1/30	30,000	27,677
Halliburton Co.
2.92% 3/1/30	150,000	124,844
3.80% 11/15/25	7,000	6,742
4.75% 8/1/43	200,000	160,938
4.85% 11/15/35	100,000	87,240
5.00% 11/15/45	283,000	234,997
7.45% 9/15/39	200,000	213,870
NOV, Inc. 3.95% 12/1/42	150,000	99,850
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	125,000	113,440
Schlumberger Investment SA
2.65% 6/26/30	150,000	124,765
3.65% 12/1/23	204,000	200,814
		2,196,197
Packaging & Containers–0.06%
Amcor Flexibles North America, Inc. 2.69% 5/25/31	230,000	179,874
Berry Global, Inc. 1.57% 1/15/26	575,000	501,300
Packaging Corp. of America
3.00% 12/15/29	50,000	42,231
3.05% 10/1/51	45,000	28,477
3.40% 12/15/27	70,000	63,526
4.05% 12/15/49	25,000	18,713
WestRock MWV LLC 8.20% 1/15/30	150,000	168,421
WRKCo, Inc.
3.00% 9/15/24	100,000	95,481

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
WRKCo, Inc. (continued)
3.75% 3/15/25	100,000	$ 96,346
3.90% 6/1/28	50,000	45,929
4.00% 3/15/28	100,000	92,147
4.20% 6/1/32	50,000	43,730
		1,376,175
Pharmaceuticals–1.26%
AbbVie, Inc.
2.60% 11/21/24	260,000	247,423
2.95% 11/21/26	250,000	229,040
3.20% 5/14/26	200,000	186,955
3.20% 11/21/29	525,000	459,623
3.60% 5/14/25	600,000	575,922
3.80% 3/15/25	500,000	484,252
4.05% 11/21/39	250,000	201,104
4.25% 11/21/49	525,000	421,453
4.30% 5/14/36	150,000	130,088
4.40% 11/6/42	300,000	249,136
4.45% 5/14/46	200,000	162,539
4.50% 5/14/35	600,000	533,788
4.55% 3/15/35	250,000	224,273
4.63% 10/1/42	125,000	106,091
4.85% 6/15/44	250,000	217,022
AmerisourceBergen Corp.
2.70% 3/15/31	200,000	160,759
2.80% 5/15/30	50,000	41,301
3.40% 5/15/24	250,000	244,653
3.45% 12/15/27	100,000	92,279
4.30% 12/15/47	100,000	79,480
Astrazeneca Finance LLC
0.70% 5/28/24	160,000	149,868
1.20% 5/28/26	65,000	56,953
2.25% 5/28/31	55,000	44,698
AstraZeneca PLC
0.70% 4/8/26	200,000	172,831
1.38% 8/6/30	200,000	154,357
2.13% 8/6/50	95,000	54,693
3.00% 5/28/51	30,000	20,794
3.13% 6/12/27	150,000	138,981
3.38% 11/16/25	150,000	143,071
4.00% 1/17/29	105,000	99,264
4.00% 9/18/42	150,000	125,480
4.38% 11/16/45	95,000	82,510
4.38% 8/17/48	125,000	109,110
6.45% 9/15/37	250,000	269,811
Becton Dickinson & Co.
1.96% 2/11/31	165,000	127,384
3.36% 6/6/24	68,000	66,081
3.70% 6/6/27	196,000	182,396
3.73% 12/15/24	96,000	92,708
3.79% 5/20/50	200,000	149,588
4.67% 6/6/47	125,000	107,318
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
0.54% 11/13/23	100,000	$ 95,784
0.75% 11/13/25	150,000	133,122
1.13% 11/13/27	150,000	125,302
1.45% 11/13/30	90,000	69,406
2.35% 11/13/40	65,000	43,386
2.55% 11/13/50	90,000	55,452
2.90% 7/26/24	396,000	384,060
2.95% 3/15/32	70,000	59,801
3.20% 6/15/26	120,000	113,566
3.25% 8/1/42	100,000	74,433
3.40% 7/26/29	217,000	196,764
3.55% 3/15/42	45,000	35,205
3.70% 3/15/52	105,000	80,371
3.90% 2/20/28	250,000	238,092
3.90% 3/15/62	95,000	71,686
4.13% 6/15/39	585,000	511,284
4.25% 10/26/49	210,000	175,613
4.35% 11/15/47	200,000	170,796
4.55% 2/20/48	250,000	219,980
Cardinal Health, Inc.
3.08% 6/15/24	100,000	96,591
3.41% 6/15/27	250,000	230,999
3.75% 9/15/25	100,000	96,569
4.37% 6/15/47	100,000	76,433
4.90% 9/15/45	100,000	81,915
Cigna Corp.
0.61% 3/15/24	80,000	75,311
1.25% 3/15/26	135,000	118,239
2.38% 3/15/31	120,000	95,412
2.40% 3/15/30	150,000	122,161
3.05% 10/15/27	395,000	353,977
3.20% 3/15/40	105,000	75,483
3.25% 4/15/25	400,000	381,975
3.40% 3/15/50	85,000	57,481
3.40% 3/15/51	80,000	54,552
3.88% 10/15/47	150,000	109,935
4.13% 11/15/25	340,000	330,213
4.38% 10/15/28	200,000	188,849
4.80% 8/15/38	145,000	128,489
4.90% 12/15/48	145,000	125,210
6.13% 11/15/41	300,000	298,584
CVS Health Corp.
1.30% 8/21/27	415,000	345,749
1.75% 8/21/30	250,000	191,359
1.88% 2/28/31	160,000	121,876
2.63% 8/15/24	65,000	62,354
2.70% 8/21/40	85,000	55,797
2.88% 6/1/26	250,000	231,449
3.00% 8/15/26	65,000	59,971
3.25% 8/15/29	85,000	74,382
3.75% 4/1/30	200,000	177,849
3.88% 7/20/25	400,000	387,944
4.13% 4/1/40	300,000	238,870

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
4.30% 3/25/28	323,000	$ 304,640
4.78% 3/25/38	810,000	710,129
4.88% 7/20/35	225,000	203,165
5.05% 3/25/48	585,000	515,188
5.13% 7/20/45	215,000	188,267
Eli Lilly & Co.
2.25% 5/15/50	250,000	154,650
2.50% 9/15/60	250,000	147,870
3.38% 3/15/29	65,000	60,145
GlaxoSmithKline Capital PLC
0.53% 10/1/23	125,000	119,957
3.00% 6/1/24	140,000	136,279
3.38% 6/1/29	165,000	150,103
GlaxoSmithKline Capital, Inc.
5.38% 4/15/34	100,000	99,715
6.38% 5/15/38	450,000	489,689
Johnson & Johnson
0.55% 9/1/25	250,000	223,222
0.95% 9/1/27	155,000	131,180
2.10% 9/1/40	335,000	222,871
2.45% 3/1/26	150,000	140,030
2.45% 9/1/60	165,000	96,464
2.63% 1/15/25	150,000	144,493
2.90% 1/15/28	150,000	138,117
2.95% 3/3/27	200,000	187,224
3.40% 1/15/38	150,000	124,729
3.50% 1/15/48	95,000	75,351
3.55% 3/1/36	70,000	60,176
3.70% 3/1/46	80,000	65,440
3.75% 3/3/47	200,000	163,838
4.38% 12/5/33	183,000	176,284
4.85% 5/15/41	100,000	95,422
5.85% 7/15/38	100,000	106,832
McKesson Corp. 0.90% 12/3/25	145,000	126,997
Mead Johnson Nutrition Co.
4.13% 11/15/25	95,000	92,903
5.90% 11/1/39	50,000	52,832
Merck & Co., Inc.
0.75% 2/24/26	215,000	188,479
1.45% 6/24/30	105,000	82,109
1.70% 6/10/27	100,000	87,303
1.90% 12/10/28	100,000	83,880
2.15% 12/10/31	95,000	76,621
2.35% 6/24/40	145,000	97,397
2.45% 6/24/50	100,000	61,536
2.75% 2/10/25	400,000	383,468
2.75% 12/10/51	100,000	65,129
2.90% 3/7/24	90,000	87,959
2.90% 12/10/61	55,000	34,455
3.40% 3/7/29	200,000	183,436
3.60% 9/15/42	100,000	78,553
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
3.90% 3/7/39	200,000	$ 170,116
4.00% 3/7/49	135,000	111,383
4.15% 5/18/43	242,000	205,153
Mylan, Inc.
4.55% 4/15/28	150,000	132,493
5.20% 4/15/48	150,000	103,225
5.40% 11/29/43	133,000	96,709
Novartis Capital Corp.
1.75% 2/14/25	150,000	140,564
2.00% 2/14/27	150,000	134,553
2.20% 8/14/30	150,000	125,130
2.75% 8/14/50	100,000	67,544
3.00% 11/20/25	250,000	237,697
3.10% 5/17/27	125,000	117,266
3.40% 5/6/24	250,000	245,628
3.70% 9/21/42	150,000	122,700
4.40% 5/6/44	250,000	224,360
Pfizer, Inc.
0.80% 5/28/25	125,000	113,505
1.70% 5/28/30	125,000	99,826
1.75% 8/18/31	100,000	78,042
2.55% 5/28/40	300,000	211,221
2.70% 5/28/50	115,000	77,695
2.75% 6/3/26	150,000	141,081
2.95% 3/15/24	150,000	146,780
3.45% 3/15/29	250,000	230,210
3.60% 9/15/28	250,000	234,421
3.90% 3/15/39	50,000	42,871
4.00% 12/15/36	100,000	88,411
4.00% 3/15/49	200,000	170,809
4.10% 9/15/38	150,000	130,702
4.20% 9/15/48	100,000	87,865
7.20% 3/15/39	300,000	356,508
Sanofi 3.63% 6/19/28	150,000	139,342
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	300,000	276,702
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	158,097
3.03% 7/9/40	200,000	141,526
3.18% 7/9/50	200,000	132,680
3.38% 7/9/60	200,000	129,590
5.00% 11/26/28	200,000	193,606
Utah Acquisition Sub, Inc.
3.95% 6/15/26	250,000	227,921
5.25% 6/15/46	160,000	112,894
Viatris, Inc.
1.65% 6/22/25	180,000	160,018
2.70% 6/22/30	95,000	70,586
4.00% 6/22/50	95,000	56,866

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Wyeth LLC
5.95% 4/1/37	350,000	$ 368,303
6.00% 2/15/36	100,000	103,928
6.50% 2/1/34	100,000	110,067
Zoetis, Inc.
3.00% 9/12/27	100,000	89,902
3.00% 5/15/50	145,000	95,052
3.90% 8/20/28	50,000	46,295
3.95% 9/12/47	100,000	78,283
4.45% 8/20/48	50,000	42,230
4.50% 11/13/25	200,000	196,795
4.70% 2/1/43	150,000	131,303
		30,016,139
Pipelines–0.79%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	36,197
4.45% 7/15/27	70,000	64,956
4.95% 12/15/24	50,000	49,476
5.95% 6/1/26	50,000	50,507
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	230,000	199,460
5.13% 6/30/27	500,000	484,108
Columbia Pipeline Group, Inc.
4.50% 6/1/25	250,000	244,739
5.80% 6/1/45	100,000	92,471
Enbridge, Inc.
0.55% 10/4/23	80,000	76,484
1.60% 10/4/26	110,000	94,903
2.50% 2/14/25	80,000	75,139
3.40% 8/1/51	140,000	93,830
3.50% 6/10/24	100,000	97,447
3.70% 7/15/27	200,000	185,315
4.00% 10/1/23	150,000	148,681
4.25% 12/1/26	100,000	95,110
4.50% 6/10/44	100,000	79,754
5.50% 12/1/46	100,000	92,785
Energy Transfer LP
2.90% 5/15/25	95,000	88,549
3.75% 5/15/30	105,000	88,910
3.90% 5/15/24	200,000	194,991
3.90% 7/15/26	100,000	93,197
4.00% 10/1/27	245,000	222,192
4.05% 3/15/25	100,000	95,891
4.20% 4/15/27	150,000	138,716
4.40% 3/15/27	100,000	93,201
4.95% 6/15/28	75,000	69,854
5.00% 5/15/44	70,000	53,981
5.00% 5/15/50	315,000	246,203
5.15% 3/15/45	150,000	118,044
5.30% 4/1/44	200,000	160,200
5.30% 4/15/47	150,000	119,663
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
5.40% 10/1/47	245,000	$ 198,370
5.80% 6/15/38	100,000	87,600
5.95% 12/1/25	100,000	100,327
5.95% 10/1/43	125,000	108,296
6.00% 6/15/48	100,000	86,399
6.50% 2/1/42	150,000	139,593
7.50% 7/1/38	200,000	201,221
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	87,685
3.13% 7/31/29	150,000	129,205
3.20% 2/15/52	350,000	223,385
3.30% 2/15/53	85,000	55,298
3.70% 2/15/26	150,000	143,102
3.75% 2/15/25	340,000	329,209
3.90% 2/15/24	200,000	196,402
3.95% 2/15/27	245,000	233,070
4.15% 10/16/28	100,000	92,971
4.20% 1/31/50	100,000	76,361
4.25% 2/15/48	90,000	69,409
4.45% 2/15/43	125,000	100,406
4.80% 2/1/49	100,000	82,283
4.85% 8/15/42	200,000	169,499
4.85% 3/15/44	125,000	104,871
4.90% 5/15/46	100,000	84,974
5.70% 2/15/42	150,000	139,174
5.95% 2/1/41	100,000	95,690
6.13% 10/15/39	50,000	48,866
7.55% 4/15/38	100,000	109,016
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	199,949
5.80% 3/15/35	150,000	139,781
6.50% 9/1/39	100,000	95,062
6.55% 9/15/40	200,000	188,285
7.75% 3/15/32	200,000	215,843
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	82,267
2.00% 2/15/31	140,000	104,197
3.25% 8/1/50	145,000	91,221
3.60% 2/15/51	280,000	181,532
4.30% 6/1/25	200,000	195,017
4.30% 3/1/28	200,000	187,169
5.20% 3/1/48	150,000	125,356
5.55% 6/1/45	200,000	174,240
Magellan Midstream Partners LP
3.95% 3/1/50	155,000	110,051
4.20% 10/3/47	100,000	73,839
4.25% 9/15/46	180,000	134,684
5.00% 3/1/26	100,000	98,760

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP
1.75% 3/1/26	70,000	$ 61,249
2.65% 8/15/30	390,000	305,535
4.00% 3/15/28	175,000	159,416
4.13% 3/1/27	165,000	153,897
4.25% 12/1/27	50,000	46,549
4.50% 4/15/38	290,000	233,432
4.70% 4/15/48	115,000	87,619
4.88% 12/1/24	500,000	493,906
4.90% 4/15/58	50,000	37,320
5.20% 3/1/47	165,000	135,604
5.20% 12/1/47	90,000	72,871
ONEOK Partners LP
4.90% 3/15/25	100,000	98,359
6.13% 2/1/41	100,000	88,004
6.20% 9/15/43	178,000	155,700
6.65% 10/1/36	100,000	94,234
ONEOK, Inc.
2.20% 9/15/25	100,000	90,917
2.75% 9/1/24	150,000	142,535
3.10% 3/15/30	100,000	81,260
3.40% 9/1/29	150,000	125,830
4.00% 7/13/27	85,000	77,998
4.45% 9/1/49	60,000	42,967
4.50% 3/15/50	100,000	72,317
4.55% 7/15/28	150,000	137,327
4.95% 7/13/47	100,000	76,954
5.20% 7/15/48	75,000	59,707
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	67,257
4.50% 12/15/26	100,000	94,762
4.65% 10/15/25	200,000	192,536
4.70% 6/15/44	600,000	429,889
5.15% 6/1/42	200,000	152,182
6.65% 1/15/37	125,000	116,119
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	63,837
4.50% 5/15/30	255,000	232,297
5.63% 3/1/25	545,000	544,462
Spectra Energy Partners LP
3.38% 10/15/26	145,000	133,764
4.50% 3/15/45	50,000	39,760
TC PipeLines LP 4.38% 3/13/25	150,000	146,411
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	155,304
TransCanada PipeLines Ltd.
1.00% 10/12/24	120,000	110,580
2.50% 10/12/31	165,000	126,948
3.75% 10/16/23	150,000	148,226
4.25% 5/15/28	150,000	138,859
4.63% 3/1/34	200,000	175,224
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines Ltd. (continued)
4.75% 5/15/38	150,000	$ 130,477
4.88% 1/15/26	100,000	98,178
4.88% 5/15/48	150,000	129,166
5.10% 3/15/49	150,000	132,757
6.10% 6/1/40	100,000	96,785
7.25% 8/15/38	100,000	108,792
7.63% 1/15/39	250,000	280,400
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	84,542
3.95% 5/15/50	200,000	147,696
4.00% 3/15/28	100,000	91,718
4.45% 8/1/42	100,000	81,741
4.60% 3/15/48	100,000	82,389
Valero Energy Partners LP 4.50% 3/15/28	100,000	94,874
Williams Cos., Inc.
2.60% 3/15/31	135,000	105,854
3.50% 11/15/30	150,000	127,348
3.75% 6/15/27	250,000	230,604
4.30% 3/4/24	195,000	192,254
4.55% 6/24/24	245,000	242,582
4.85% 3/1/48	70,000	57,970
5.75% 6/24/44	95,000	86,519
		18,737,459
Private Equity–0.01%
Brookfield Asset Management, Inc. 4.00% 1/15/25	150,000	146,234
		146,234
Real Estate–0.01%
CBRE Services, Inc. 4.88% 3/1/26	300,000	295,959
		295,959
Real Estate Investment Trusts–1.01%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	91,857
2.75% 12/15/29	100,000	82,785
2.95% 3/15/34	40,000	30,927
3.00% 5/18/51	250,000	151,712
3.38% 8/15/31	60,000	50,360
3.45% 4/30/25	100,000	95,859
3.55% 3/15/52	70,000	47,374
3.95% 1/15/27	25,000	23,639
3.95% 1/15/28	100,000	92,337
4.00% 2/1/50	100,000	74,548
4.50% 7/30/29	110,000	102,162

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Homes 4 Rent LP
2.38% 7/15/31	80,000	$ 60,319
3.63% 4/15/32	140,000	115,467
American Tower Corp.
0.60% 1/15/24	40,000	37,730
1.30% 9/15/25	25,000	22,171
1.50% 1/31/28	50,000	39,977
1.60% 4/15/26	100,000	87,165
1.88% 10/15/30	250,000	185,007
2.10% 6/15/30	25,000	19,150
2.70% 4/15/31	100,000	78,471
2.95% 1/15/25	100,000	94,610
2.95% 1/15/51	50,000	30,016
3.10% 6/15/50	300,000	186,803
3.13% 1/15/27	200,000	179,647
3.38% 10/15/26	200,000	182,747
3.60% 1/15/28	100,000	88,732
3.65% 3/15/27	160,000	146,349
3.80% 8/15/29	265,000	232,464
4.00% 6/1/25	100,000	96,314
5.00% 2/15/24	100,000	99,944
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	82,095
2.45% 1/15/31	105,000	85,653
2.90% 10/15/26	50,000	45,958
3.20% 1/15/28	85,000	77,235
3.30% 6/1/29	60,000	53,408
3.45% 6/1/25	100,000	96,357
3.50% 11/15/24	200,000	194,652
3.50% 11/15/25	50,000	47,825
3.90% 10/15/46	50,000	38,687
4.15% 7/1/47	50,000	40,157
Boston Properties LP
2.45% 10/1/33	100,000	70,392
2.55% 4/1/32	150,000	110,599
2.75% 10/1/26	300,000	269,747
3.20% 1/15/25	100,000	95,524
3.40% 6/21/29	150,000	127,097
3.65% 2/1/26	100,000	94,082
4.50% 12/1/28	70,000	64,414
Brandywine Operating Partnership LP 3.95% 11/15/27	50,000	44,005
Brixmor Operating Partnership LP
3.85% 2/1/25	70,000	67,265
3.90% 3/15/27	100,000	90,957
4.05% 7/1/30	300,000	252,733
4.13% 6/15/26	50,000	46,776
Camden Property Trust
3.15% 7/1/29	125,000	109,181
3.35% 11/1/49	40,000	27,858
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Corporate Office Properties LP
2.25% 3/15/26	90,000	$ 78,882
2.75% 4/15/31	100,000	73,518
Crown Castle, Inc.
1.05% 7/15/26	200,000	168,940
2.10% 4/1/31	200,000	149,890
2.25% 1/15/31	40,000	30,544
2.90% 4/1/41	200,000	129,850
3.20% 9/1/24	105,000	101,584
3.25% 1/15/51	150,000	94,918
3.65% 9/1/27	140,000	126,736
3.80% 2/15/28	150,000	135,723
4.00% 3/1/27	40,000	37,233
4.45% 2/15/26	365,000	351,790
4.75% 5/15/47	25,000	20,455
5.20% 2/15/49	100,000	86,086
CubeSmart LP
2.00% 2/15/31	160,000	119,961
3.00% 2/15/30	100,000	82,893
3.13% 9/1/26	50,000	45,795
4.38% 2/15/29	30,000	27,597
Digital Realty Trust LP
3.60% 7/1/29	65,000	56,986
3.70% 8/15/27	100,000	92,646
Duke Realty LP 1.75% 7/1/30	100,000	77,884
Equinix, Inc.
1.00% 9/15/25	250,000	220,506
1.25% 7/15/25	55,000	49,188
1.55% 3/15/28	125,000	100,566
2.15% 7/15/30	55,000	42,166
2.63% 11/18/24	125,000	118,296
2.90% 11/18/26	90,000	80,738
2.95% 9/15/51	250,000	149,744
3.00% 7/15/50	45,000	27,572
3.20% 11/18/29	90,000	76,084
3.90% 4/15/32	200,000	169,893
ERP Operating LP
2.50% 2/15/30	100,000	82,287
2.85% 11/1/26	140,000	127,697
3.00% 7/1/29	100,000	86,735
3.38% 6/1/25	100,000	95,074
4.15% 12/1/28	100,000	91,910
4.50% 7/1/44	150,000	125,901
4.50% 6/1/45	50,000	41,602
Essex Portfolio LP
1.65% 1/15/31	250,000	182,316
1.70% 3/1/28	210,000	170,263
3.00% 1/15/30	100,000	83,096
3.38% 4/15/26	50,000	46,603
3.63% 5/1/27	200,000	186,165
4.00% 3/1/29	100,000	90,628
Extra Space Storage LP
2.35% 3/15/32	180,000	132,657

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage LP (continued)
3.90% 4/1/29	20,000	$ 17,807
Federal Realty Investment Trust
1.25% 2/15/26	50,000	43,998
3.25% 7/15/27	100,000	90,573
3.95% 1/15/24	100,000	98,752
4.50% 12/1/44	100,000	78,910
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	37,586
3.35% 9/1/24	85,000	80,582
4.00% 1/15/30	95,000	79,338
4.00% 1/15/31	50,000	40,871
5.25% 6/1/25	75,000	72,493
5.38% 11/1/23	75,000	73,706
5.38% 4/15/26	145,000	138,694
5.75% 6/1/28	75,000	70,231
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	80,798
2.40% 3/15/30	100,000	76,602
3.10% 2/15/30	50,000	40,949
3.50% 8/1/26	95,000	87,526
3.75% 7/1/27	50,000	45,886
Healthpeak Properties, Inc.
1.35% 2/1/27	200,000	169,366
2.13% 12/1/28	160,000	131,004
3.00% 1/15/30	150,000	125,378
Highwoods Realty LP
2.60% 2/1/31	65,000	48,735
3.88% 3/1/27	60,000	55,031
4.20% 4/15/29	100,000	87,449
Host Hotels & Resorts LP
2.90% 12/15/31	140,000	102,749
3.38% 12/15/29	150,000	121,532
3.50% 9/15/30	70,000	55,823
Hudson Pacific Properties LP
3.95% 11/1/27	25,000	22,312
4.65% 4/1/29	100,000	88,841
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	80,148
2.70% 1/15/34	100,000	70,545
Kilroy Realty LP
2.50% 11/15/32	50,000	35,939
3.05% 2/15/30	100,000	79,813
3.45% 12/15/24	100,000	95,789
4.25% 8/15/29	150,000	132,494
Kimco Realty Corp.
2.25% 12/1/31	70,000	52,508
2.70% 3/1/24	100,000	96,929
2.80% 10/1/26	100,000	90,423
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty Corp. (continued)
3.30% 2/1/25	120,000	$ 115,279
3.80% 4/1/27	100,000	92,471
4.13% 12/1/46	100,000	74,413
4.45% 9/1/47	100,000	77,797
Kite Realty Group LP 4.00% 10/1/26	50,000	45,962
Kite Realty Group Trust 4.75% 9/15/30	250,000	217,293
Life Storage LP
2.20% 10/15/30	235,000	178,642
4.00% 6/15/29	100,000	88,267
LifeStorage LP 3.50% 7/1/26	100,000	94,155
Mid-America Apartments LP
1.70% 2/15/31	50,000	37,766
3.75% 6/15/24	100,000	97,771
3.95% 3/15/29	100,000	90,930
4.00% 11/15/25	50,000	48,322
4.20% 6/15/28	100,000	93,201
4.30% 10/15/23	50,000	49,635
National Health Investors, Inc. 3.00% 2/1/31	25,000	17,553
National Retail Properties, Inc.
2.50% 4/15/30	150,000	120,364
3.00% 4/15/52	50,000	30,155
3.10% 4/15/50	150,000	93,061
3.50% 4/15/51	90,000	60,283
3.60% 12/15/26	100,000	92,432
4.00% 11/15/25	65,000	62,138
Office Properties Income Trust
4.25% 5/15/24	250,000	230,012
4.50% 2/1/25	250,000	222,235
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	106,554
3.38% 2/1/31	50,000	38,120
3.63% 10/1/29	100,000	81,387
4.50% 4/1/27	200,000	185,497
4.95% 4/1/24	57,000	56,360
5.25% 1/15/26	100,000	96,778
Physicians Realty LP
2.63% 11/1/31	50,000	37,937
3.95% 1/15/28	100,000	90,231
4.30% 3/15/27	50,000	46,764
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	24,916
3.15% 8/15/30	200,000	155,092
Prologis LP
1.25% 10/15/30	115,000	85,687
1.63% 3/15/31	200,000	151,659

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Prologis LP (continued)
2.13% 4/15/27	50,000	$ 44,367
2.13% 10/15/50	85,000	47,572
2.25% 4/15/30	95,000	77,598
3.00% 4/15/50	50,000	33,404
3.88% 9/15/28	65,000	60,460
4.38% 2/1/29	125,000	118,409
4.38% 9/15/48	50,000	42,141
Public Storage
0.88% 2/15/26	125,000	109,468
1.50% 11/9/26	50,000	44,238
1.95% 11/9/28	85,000	70,809
2.25% 11/9/31	65,000	51,183
3.09% 9/15/27	60,000	54,903
3.39% 5/1/29	65,000	58,397
Realty Income Corp.
0.75% 3/15/26	195,000	167,794
1.80% 3/15/33	125,000	87,664
2.20% 6/15/28	65,000	54,755
2.85% 12/15/32	95,000	76,042
3.10% 12/15/29	100,000	85,858
3.25% 6/15/29	250,000	219,445
3.65% 1/15/28	100,000	91,797
3.88% 7/15/24	65,000	63,805
3.95% 8/15/27	80,000	75,128
4.60% 2/6/24	75,000	74,763
4.65% 3/15/47	100,000	87,063
4.88% 6/1/26	95,000	93,379
Regency Centers LP
3.60% 2/1/27	160,000	148,626
3.70% 6/15/30	105,000	90,308
4.13% 3/15/28	100,000	91,831
4.40% 2/1/47	165,000	128,146
Sabra Health Care LP 3.90% 10/15/29	100,000	81,599
Simon Property Group LP
1.38% 1/15/27	50,000	42,725
1.75% 2/1/28	250,000	207,127
2.00% 9/13/24	100,000	94,442
2.20% 2/1/31	250,000	191,074
2.25% 1/15/32	50,000	37,781
2.45% 9/13/29	150,000	122,005
2.65% 7/15/30	200,000	161,293
3.25% 11/30/26	100,000	92,316
3.25% 9/13/49	100,000	64,784
3.38% 10/1/24	100,000	97,025
3.38% 6/15/27	200,000	183,563
4.25% 11/30/46	100,000	78,195
SITE Centers Corp.
4.25% 2/1/26	100,000	94,338
4.70% 6/1/27	100,000	92,172
Spirit Realty LP
2.10% 3/15/28	100,000	79,461
2.70% 2/15/32	125,000	90,328
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Spirit Realty LP (continued)
3.20% 1/15/27	100,000	$ 87,718
3.40% 1/15/30	100,000	81,249
4.00% 7/15/29	45,000	38,744
STORE Capital Corp.
2.70% 12/1/31	100,000	86,602
2.75% 11/18/30	50,000	44,078
4.50% 3/15/28	50,000	47,603
4.63% 3/15/29	100,000	95,602
Sun Communities Operating LP
2.30% 11/1/28	65,000	52,169
2.70% 7/15/31	40,000	30,231
Tanger Properties LP
3.13% 9/1/26	50,000	44,772
3.88% 7/15/27	100,000	89,960
UDR, Inc.
1.90% 3/15/33	50,000	34,653
2.10% 8/1/32	25,000	18,052
2.10% 6/15/33	200,000	138,991
2.95% 9/1/26	50,000	45,379
3.20% 1/15/30	200,000	168,369
3.50% 1/15/28	100,000	88,742
Ventas Realty LP
3.00% 1/15/30	100,000	83,028
3.75% 5/1/24	150,000	146,526
3.85% 4/1/27	100,000	93,807
4.00% 3/1/28	100,000	91,528
4.13% 1/15/26	156,000	149,277
4.40% 1/15/29	150,000	138,226
4.88% 4/15/49	50,000	42,398
Vornado Realty LP 3.50% 1/15/25	100,000	93,589
Welltower, Inc.
2.70% 2/15/27	50,000	44,668
2.75% 1/15/31	105,000	83,026
2.80% 6/1/31	200,000	157,975
3.10% 1/15/30	55,000	45,795
3.63% 3/15/24	80,000	78,158
4.25% 4/1/26	200,000	191,658
4.25% 4/15/28	50,000	46,476
4.95% 9/1/48	50,000	42,772
6.50% 3/15/41	250,000	247,504
Weyerhaeuser Co.
3.38% 3/9/33	60,000	48,596
4.00% 3/9/52	45,000	32,955
7.38% 3/15/32	250,000	269,717
WP Carey, Inc.
2.25% 4/1/33	50,000	35,564
2.40% 2/1/31	50,000	38,375
4.25% 10/1/26	100,000	94,227
4.60% 4/1/24	100,000	99,068
		24,059,535

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.73%
Advance Auto Parts, Inc.
1.75% 10/1/27	40,000	$ 32,990
3.50% 3/15/32	40,000	31,892
AutoNation, Inc.
3.50% 11/15/24	100,000	96,170
3.80% 11/15/27	100,000	88,496
3.85% 3/1/32	100,000	79,017
4.50% 10/1/25	45,000	43,558
AutoZone, Inc.
1.65% 1/15/31	85,000	63,141
3.13% 4/18/24	100,000	97,319
3.13% 4/21/26	75,000	70,482
3.75% 6/1/27	150,000	140,805
3.75% 4/18/29	100,000	90,053
Best Buy Co., Inc. 1.95% 10/1/30	250,000	187,202
Costco Wholesale Corp.
1.38% 6/20/27	500,000	431,528
3.00% 5/18/27	250,000	233,786
Darden Restaurants, Inc. 4.55% 2/15/48	35,000	26,343
Dollar General Corp.
3.88% 4/15/27	100,000	94,503
4.13% 5/1/28	70,000	66,232
4.15% 11/1/25	75,000	72,714
4.25% 9/20/24	45,000	44,460
4.63% 11/1/27	100,000	97,204
5.00% 11/1/32	60,000	57,704
5.50% 11/1/52	100,000	97,855
Dollar Tree, Inc.
2.65% 12/1/31	200,000	156,782
3.38% 12/1/51	100,000	64,741
4.20% 5/15/28	165,000	153,725
Genuine Parts Co.
1.88% 11/1/30	55,000	40,913
2.75% 2/1/32	65,000	50,307
Home Depot, Inc.
0.90% 3/15/28	80,000	64,994
1.38% 3/15/31	250,000	188,045
1.50% 9/15/28	150,000	124,268
1.88% 9/15/31	65,000	50,331
2.13% 9/15/26	155,000	140,537
2.38% 3/15/51	250,000	146,284
2.70% 4/15/25	40,000	38,155
2.70% 4/15/30	200,000	170,818
2.75% 9/15/51	150,000	95,376
2.80% 9/14/27	200,000	183,009
2.88% 4/15/27	50,000	46,225
3.00% 4/1/26	125,000	118,080
3.13% 12/15/49	250,000	171,983
3.25% 4/15/32	65,000	56,280
3.35% 9/15/25	265,000	255,769
3.50% 9/15/56	135,000	95,185
3.63% 4/15/52	95,000	71,787
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
3.75% 2/15/24	200,000	$ 197,617
3.90% 12/6/28	60,000	56,991
3.90% 6/15/47	150,000	119,345
4.20% 4/1/43	150,000	125,756
4.25% 4/1/46	100,000	84,481
4.50% 9/15/32	145,000	138,595
4.50% 12/6/48	200,000	175,062
4.88% 2/15/44	96,000	87,519
5.40% 9/15/40	100,000	98,566
5.88% 12/16/36	350,000	363,185
5.95% 4/1/41	100,000	104,131
Kohl's Corp.
3.38% 5/1/31	110,000	67,936
5.55% 7/17/45	50,000	29,935
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	52,470
1.70% 9/15/28	50,000	40,822
1.70% 10/15/30	65,000	49,011
2.63% 4/1/31	250,000	200,991
2.80% 9/15/41	100,000	63,692
3.00% 10/15/50	850,000	520,496
3.10% 5/3/27	250,000	229,255
3.38% 9/15/25	120,000	114,579
3.50% 4/1/51	125,000	82,763
3.65% 4/5/29	170,000	153,201
3.70% 4/15/46	200,000	143,040
4.05% 5/3/47	147,000	110,344
4.50% 4/15/30	400,000	373,945
5.00% 4/15/33	165,000	155,858
5.63% 4/15/53	200,000	184,962
McDonald's Corp.
1.45% 9/1/25	55,000	50,148
2.13% 3/1/30	65,000	52,968
3.25% 6/10/24	300,000	292,932
3.38% 5/26/25	150,000	144,075
3.50% 3/1/27	150,000	142,054
3.63% 5/1/43	100,000	74,496
3.63% 9/1/49	50,000	36,404
3.80% 4/1/28	200,000	187,863
4.45% 3/1/47	225,000	188,488
4.45% 9/1/48	40,000	33,363
4.60% 9/9/32	105,000	100,313
4.60% 5/26/45	94,000	79,909
4.70% 12/9/35	270,000	246,523
4.88% 12/9/45	275,000	243,405
6.30% 3/1/38	50,000	52,414
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	168,329
3.55% 3/15/26	150,000	142,941
3.60% 9/1/27	100,000	92,856
3.90% 6/1/29	100,000	91,117
4.35% 6/1/28	100,000	95,191

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Ross Stores, Inc.
0.88% 4/15/26	100,000	$ 86,216
1.88% 4/15/31	100,000	74,543
Starbucks Corp.
2.45% 6/15/26	100,000	91,696
2.55% 11/15/30	200,000	163,108
3.50% 3/1/28	150,000	139,018
3.50% 11/15/50	200,000	139,955
3.55% 8/15/29	200,000	181,681
3.75% 12/1/47	70,000	51,534
3.80% 8/15/25	150,000	145,639
3.85% 10/1/23	100,000	99,390
4.00% 11/15/28	150,000	140,316
4.30% 6/15/45	105,000	84,740
4.45% 8/15/49	200,000	163,408
4.50% 11/15/48	80,000	65,171
Target Corp.
1.95% 1/15/27	400,000	359,048
2.35% 2/15/30	60,000	50,074
2.50% 4/15/26	100,000	92,795
2.95% 1/15/52	310,000	208,405
3.38% 4/15/29	200,000	182,846
4.50% 9/15/32	250,000	238,394
TJX Cos., Inc.
1.15% 5/15/28	50,000	40,656
1.60% 5/15/31	50,000	37,684
2.25% 9/15/26	250,000	227,660
Walgreens Boots Alliance, Inc.
3.45% 6/1/26	45,000	42,342
3.80% 11/18/24	700,000	683,799
Walmart, Inc.
1.05% 9/17/26	135,000	117,794
1.80% 9/22/31	55,000	43,696
2.38% 9/24/29	6,000	5,148
2.50% 9/22/41	110,000	76,660
2.65% 9/22/51	80,000	53,674
2.85% 7/8/24	115,000	111,722
3.05% 7/8/26	85,000	81,067
3.25% 7/8/29	780,000	713,108
3.55% 6/26/25	250,000	243,950
3.95% 9/9/27	295,000	286,393
4.15% 9/9/32	315,000	301,737
4.50% 9/9/52	250,000	234,396
		17,426,848
Semiconductors–0.53%
Analog Devices, Inc.
1.70% 10/1/28	45,000	37,581
2.10% 10/1/31	60,000	47,539
2.80% 10/1/41	50,000	35,354
2.95% 10/1/51	55,000	36,621
3.50% 12/5/26	150,000	142,373
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Applied Materials, Inc.
1.75% 6/1/30	30,000	$ 23,676
3.30% 4/1/27	80,000	75,010
3.90% 10/1/25	70,000	68,533
4.35% 4/1/47	70,000	60,522
5.10% 10/1/35	70,000	68,397
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50% 1/15/28	400,000	354,159
3.88% 1/15/27	250,000	229,970
Broadcom, Inc.
1.95% 2/15/28	165,000	135,201
2.45% 2/15/31	400,000	301,456
2.60% 2/15/33	400,000	285,689
3.15% 11/15/25	660,000	619,504
3.42% 4/15/33	345,000	263,310
3.50% 2/15/41	135,000	91,094
3.75% 2/15/51	80,000	52,463
4.11% 9/15/28	633,000	570,244
4.15% 11/15/30	200,000	173,109
4.15% 4/15/32	100,000	83,635
4.30% 11/15/32	115,000	96,558
Intel Corp.
2.60% 5/19/26	150,000	139,226
2.88% 5/11/24	400,000	389,768
3.25% 11/15/49	165,000	109,278
3.40% 3/25/25	400,000	387,915
3.70% 7/29/25	365,000	355,625
3.73% 12/8/47	200,000	148,578
3.75% 8/5/27	500,000	474,712
3.90% 3/25/30	500,000	457,934
4.00% 12/15/32	250,000	225,598
4.10% 5/19/46	150,000	119,864
4.75% 3/25/50	200,000	172,815
4.95% 3/25/60	300,000	256,731
KLA Corp.
3.30% 3/1/50	75,000	52,681
4.65% 11/1/24	300,000	298,978
Lam Research Corp.
1.90% 6/15/30	50,000	39,620
2.88% 6/15/50	35,000	22,820
3.13% 6/15/60	240,000	153,013
3.75% 3/15/26	100,000	95,901
4.00% 3/15/29	85,000	79,533
4.88% 3/15/49	50,000	46,108
Marvell Technology, Inc.
1.65% 4/15/26	65,000	56,777
2.45% 4/15/28	65,000	53,693
2.95% 4/15/31	60,000	46,546
4.88% 6/22/28	100,000	93,725
Micron Technology, Inc.
2.70% 4/15/32	90,000	65,494
3.37% 11/1/41	65,000	41,791
3.48% 11/1/51	95,000	56,195

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology, Inc. (continued)
4.19% 2/15/27	75,000	$ 70,018
4.98% 2/6/26	100,000	97,854
5.33% 2/6/29	100,000	94,569
NVIDIA Corp.
3.20% 9/16/26	200,000	190,212
3.50% 4/1/50	600,000	439,252
NXP BV/NXP Funding LLC
4.88% 3/1/24	100,000	98,816
5.35% 3/1/26	100,000	98,755
5.55% 12/1/28	65,000	62,777
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	150,039
2.70% 5/1/25	40,000	37,089
3.13% 2/15/42	155,000	98,708
3.15% 5/1/27	65,000	57,898
3.25% 11/30/51	110,000	65,724
3.40% 5/1/30	85,000	70,838
4.40% 6/1/27	40,000	37,732
5.00% 1/15/33	50,000	44,874
Qorvo, Inc. 1.75% 12/15/24	60,000	55,309
QUALCOMM, Inc.
2.15% 5/20/30	200,000	164,851
2.90% 5/20/24	200,000	194,354
3.25% 5/20/27	200,000	187,263
3.25% 5/20/50	90,000	64,197
3.45% 5/20/25	300,000	290,385
4.25% 5/20/32	20,000	18,874
4.50% 5/20/52	45,000	38,591
4.65% 5/20/35	200,000	187,645
4.80% 5/20/45	200,000	180,934
Texas Instruments, Inc.
2.25% 9/4/29	65,000	55,029
2.63% 5/15/24	48,000	46,746
3.88% 3/15/39	55,000	47,468
4.15% 5/15/48	300,000	255,797
TSMC Arizona Corp.
3.88% 4/22/27	200,000	190,611
4.25% 4/22/32	200,000	184,149
4.50% 4/22/52	200,000	172,452
Xilinx, Inc.
2.38% 6/1/30	100,000	82,475
2.95% 6/1/24	100,000	97,400
		12,522,602
Software–0.64%
Activision Blizzard, Inc.
3.40% 9/15/26	100,000	94,368
3.40% 6/15/27	45,000	41,947
4.50% 6/15/47	60,000	52,161
Adobe, Inc.
1.90% 2/1/25	65,000	61,107
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Adobe, Inc. (continued)
2.15% 2/1/27	65,000	$ 58,613
2.30% 2/1/30	390,000	324,001
3.25% 2/1/25	95,000	92,191
Autodesk, Inc.
2.85% 1/15/30	55,000	46,149
3.50% 6/15/27	100,000	92,597
4.38% 6/15/25	100,000	98,456
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	124,965
Cadence Design Systems, Inc. 4.38% 10/15/24	75,000	74,133
Electronic Arts, Inc.
1.85% 2/15/31	120,000	92,495
2.95% 2/15/51	85,000	55,535
4.80% 3/1/26	100,000	99,256
Fidelity National Information Services, Inc.
0.60% 3/1/24	50,000	46,888
1.15% 3/1/26	80,000	69,226
1.65% 3/1/28	55,000	45,175
2.25% 3/1/31	150,000	115,464
3.10% 3/1/41	25,000	16,604
5.10% 7/15/32	500,000	469,839
Fiserv, Inc.
2.25% 6/1/27	500,000	431,683
2.65% 6/1/30	500,000	405,376
2.75% 7/1/24	300,000	287,740
3.20% 7/1/26	65,000	59,858
3.50% 7/1/29	180,000	156,607
3.85% 6/1/25	150,000	144,004
4.40% 7/1/49	140,000	108,583
Intuit, Inc. 0.95% 7/15/25	65,000	58,568
Microsoft Corp.
2.40% 8/8/26	250,000	231,421
2.53% 6/1/50	574,000	375,019
2.68% 6/1/60	382,000	240,204
2.88% 2/6/24	515,000	504,551
2.92% 3/17/52	1,280,000	902,779
3.04% 3/17/62	166,000	113,265
3.13% 11/3/25	200,000	192,058
3.30% 2/6/27	500,000	476,462
3.45% 8/8/36	596,000	521,917
3.63% 12/15/23	300,000	297,288
Oracle Corp.
1.65% 3/25/26	225,000	197,145
2.30% 3/25/28	250,000	208,791
2.50% 4/1/25	400,000	372,744
2.88% 3/25/31	240,000	189,280
2.95% 11/15/24	150,000	143,120
2.95% 4/1/30	500,000	403,033
3.25% 11/15/27	200,000	178,162
3.60% 4/1/40	1,000,000	678,708

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
3.60% 4/1/50	300,000	$ 187,711
3.65% 3/25/41	400,000	271,770
3.80% 11/15/37	90,000	65,297
3.85% 7/15/36	150,000	112,245
3.85% 4/1/60	700,000	423,153
3.90% 5/15/35	355,000	271,960
3.95% 3/25/51	405,000	268,598
4.00% 7/15/46	150,000	101,373
4.00% 11/15/47	140,000	93,807
4.10% 3/25/61	240,000	151,097
4.30% 7/8/34	200,000	162,963
4.50% 7/8/44	500,000	368,254
5.38% 7/15/40	400,000	333,353
6.13% 7/8/39	150,000	137,432
6.50% 4/15/38	200,000	190,207
Roper Technologies, Inc.
1.00% 9/15/25	210,000	186,378
2.00% 6/30/30	115,000	88,051
3.80% 12/15/26	55,000	52,281
3.85% 12/15/25	100,000	95,587
4.20% 9/15/28	95,000	88,734
Salesforce, Inc.
0.63% 7/15/24	110,000	102,532
1.50% 7/15/28	135,000	113,337
1.95% 7/15/31	200,000	157,443
2.70% 7/15/41	120,000	82,614
2.90% 7/15/51	200,000	132,108
3.05% 7/15/61	100,000	62,400
3.70% 4/11/28	100,000	94,780
ServiceNow, Inc. 1.40% 9/1/30	125,000	92,033
VMware, Inc.
1.00% 8/15/24	125,000	115,684
1.40% 8/15/26	80,000	68,418
1.80% 8/15/28	110,000	87,206
2.20% 8/15/31	135,000	98,262
3.90% 8/21/27	85,000	78,305
4.50% 5/15/25	300,000	292,992
		15,277,901
Telecommunications–1.12%
America Movil SAB de CV
2.88% 5/7/30	200,000	167,964
4.38% 7/16/42	200,000	162,382
6.13% 11/15/37	150,000	148,765
6.13% 3/30/40	250,000	248,395
6.38% 3/1/35	25,000	26,122
AT&T, Inc.
0.90% 3/25/24	200,000	189,156
1.65% 2/1/28	45,000	36,981
1.70% 3/25/26	200,000	177,858
2.25% 2/1/32	210,000	158,797
2.30% 6/1/27	200,000	174,804
2.55% 12/1/33	400,000	296,137
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
2.75% 6/1/31	650,000	$ 520,305
3.10% 2/1/43	250,000	165,587
3.50% 6/1/41	900,000	648,254
3.50% 9/15/53	460,000	306,517
3.55% 9/15/55	700,000	459,785
3.65% 6/1/51	400,000	270,223
3.65% 9/15/59	555,000	359,585
3.80% 2/15/27	105,000	98,431
3.80% 12/1/57	812,000	548,542
3.85% 6/1/60	185,000	123,948
4.25% 3/1/27	500,000	479,834
4.30% 2/15/30	286,000	261,310
4.35% 3/1/29	370,000	345,917
4.35% 6/15/45	532,000	411,148
4.50% 5/15/35	220,000	190,536
4.85% 3/1/39	120,000	103,881
5.25% 3/1/37	150,000	138,113
5.35% 9/1/40	338,000	305,017
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	176,159
4.30% 7/29/49	55,000	43,763
4.46% 4/1/48	100,000	80,443
British Telecommunications PLC
4.50% 12/4/23	200,000	198,172
9.63% 12/15/30	350,000	404,373
Cisco Systems, Inc.
2.50% 9/20/26	300,000	278,778
2.95% 2/28/26	150,000	142,295
3.50% 6/15/25	45,000	43,845
3.63% 3/4/24	100,000	98,722
5.50% 1/15/40	200,000	198,818
5.90% 2/15/39	300,000	310,298
Corning, Inc.
3.90% 11/15/49	100,000	70,818
4.75% 3/15/42	250,000	214,979
5.45% 11/15/79	40,000	32,708
5.75% 8/15/40	25,000	24,347
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	527,020
Juniper Networks, Inc.
1.20% 12/10/25	105,000	92,082
2.00% 12/10/30	160,000	118,041
5.95% 3/15/41	100,000	89,115
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	63,869
2.75% 5/24/31	100,000	76,319
4.00% 9/1/24	25,000	24,504
4.60% 2/23/28	100,000	94,412
4.60% 5/23/29	100,000	92,086

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Orange SA
5.38% 1/13/42	100,000	$ 93,556
9.00% 3/1/31	400,000	479,896
Rogers Communications, Inc.
2.90% 11/15/26	200,000	180,965
3.63% 12/15/25	65,000	61,436
3.70% 11/15/49	100,000	68,391
4.10% 10/1/23	300,000	297,649
4.30% 2/15/48	40,000	30,220
4.35% 5/1/49	155,000	118,130
4.50% 3/15/43	100,000	79,102
5.00% 3/15/44	100,000	82,009
7.50% 8/15/38	25,000	27,523
Telefonica Emisiones SA
4.67% 3/6/38	150,000	115,947
4.90% 3/6/48	200,000	145,640
5.21% 3/8/47	300,000	228,229
5.52% 3/1/49	200,000	158,780
7.05% 6/20/36	175,000	172,064
Telefonica Europe BV 8.25% 9/15/30	200,000	216,309
TELUS Corp.
2.80% 2/16/27	100,000	90,695
3.70% 9/15/27	100,000	93,516
4.60% 11/16/48	100,000	83,665
T-Mobile USA, Inc.
1.50% 2/15/26	1,200,000	1,053,252
2.05% 2/15/28	255,000	211,600
2.25% 11/15/31	150,000	113,044
2.40% 3/15/29	55,000	44,890
2.55% 2/15/31	230,000	182,227
2.70% 3/15/32	110,000	85,851
3.00% 2/15/41	155,000	103,593
3.30% 2/15/51	275,000	179,162
3.40% 10/15/52	300,000	198,056
3.60% 11/15/60	265,000	170,076
3.88% 4/15/30	1,000,000	887,016
4.50% 4/15/50	800,000	640,443
5.20% 1/15/33	130,000	124,333
5.65% 1/15/53	65,000	61,400
5.80% 9/15/62	95,000	88,316
Verizon Communications, Inc.
0.75% 3/22/24	110,000	103,972
0.85% 11/20/25	250,000	219,130
1.45% 3/20/26	160,000	141,272
1.50% 9/18/30	300,000	225,524
1.68% 10/30/30	206,000	154,383
1.75% 1/20/31	250,000	187,491
2.10% 3/22/28	240,000	202,611
2.55% 3/21/31	415,000	331,348
2.63% 8/15/26	230,000	208,904
2.65% 11/20/40	250,000	162,939
2.85% 9/3/41	95,000	63,342
2.88% 11/20/50	250,000	152,877
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
2.99% 10/30/56	431,000	$ 256,196
3.00% 11/20/60	720,000	418,179
3.40% 3/22/41	195,000	142,379
3.55% 3/22/51	145,000	101,959
3.70% 3/22/61	120,000	81,466
3.88% 2/8/29	250,000	228,220
3.88% 3/1/52	250,000	185,934
4.00% 3/22/50	500,000	381,726
4.13% 3/16/27	200,000	191,004
4.13% 8/15/46	35,000	27,708
4.27% 1/15/36	904,000	771,333
4.33% 9/21/28	1,087,000	1,022,784
4.40% 11/1/34	600,000	528,080
4.50% 8/10/33	370,000	333,250
Vodafone Group PLC
4.13% 5/30/25	75,000	73,586
4.25% 9/17/50	85,000	60,822
4.38% 5/30/28	175,000	164,616
4.38% 2/19/43	150,000	114,743
4.88% 6/19/49	200,000	157,202
5.00% 5/30/38	95,000	81,588
5.25% 5/30/48	700,000	579,622
6.15% 2/27/37	400,000	377,713
7.88% 2/15/30	100,000	109,363
		26,530,507
Toys Games Hobbies–0.01%
Hasbro, Inc.
3.50% 9/15/27	60,000	54,643
3.90% 11/19/29	200,000	174,923
5.10% 5/15/44	65,000	52,732
6.35% 3/15/40	65,000	62,069
		344,367
Transportation–0.51%
Burlington Northern Santa Fe LLC
3.00% 4/1/25	250,000	240,319
3.25% 6/15/27	100,000	93,430
3.30% 9/15/51	200,000	142,421
3.65% 9/1/25	100,000	96,893
3.90% 8/1/46	105,000	83,751
4.13% 6/15/47	100,000	82,983
4.15% 4/1/45	114,000	93,602
4.15% 12/15/48	40,000	33,199
4.40% 3/15/42	100,000	86,432
4.45% 3/15/43	100,000	86,588
4.70% 9/1/45	100,000	88,314
4.95% 9/15/41	100,000	92,662
5.05% 3/1/41	100,000	93,775
5.15% 9/1/43	150,000	142,113
5.75% 5/1/40	200,000	202,426

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
6.15% 5/1/37	100,000	$ 106,069
Canadian National Railway Co.
2.45% 5/1/50	65,000	39,150
2.75% 3/1/26	50,000	46,721
2.95% 11/21/24	100,000	96,455
3.20% 8/2/46	100,000	71,666
3.65% 2/3/48	100,000	77,075
6.20% 6/1/36	100,000	105,223
6.25% 8/1/34	100,000	105,919
Canadian Pacific Railway Co.
1.35% 12/2/24	115,000	106,343
1.75% 12/2/26	60,000	52,538
2.05% 3/5/30	35,000	28,058
2.45% 12/2/31	65,000	51,994
2.90% 2/1/25	150,000	142,605
3.00% 12/2/41	60,000	42,494
3.10% 12/2/51	75,000	49,234
4.80% 9/15/35	65,000	59,310
4.80% 8/1/45	100,000	87,351
6.13% 9/15/15	65,000	61,309
7.13% 10/15/31	150,000	163,580
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	93,007
CSX Corp.
2.40% 2/15/30	50,000	41,315
3.25% 6/1/27	100,000	91,932
3.35% 9/15/49	65,000	45,735
3.80% 3/1/28	100,000	93,788
3.80% 11/1/46	150,000	114,438
3.95% 5/1/50	90,000	70,407
4.10% 3/15/44	100,000	80,331
4.25% 3/15/29	150,000	141,372
4.25% 11/1/66	100,000	76,000
4.30% 3/1/48	100,000	82,371
4.40% 3/1/43	200,000	167,284
4.65% 3/1/68	100,000	80,721
5.50% 4/15/41	200,000	193,157
6.15% 5/1/37	120,000	124,316
6.22% 4/30/40	100,000	103,767
FedEx Corp.
3.25% 4/1/26	150,000	141,594
3.40% 2/15/28	100,000	90,850
3.88% 8/1/42	100,000	73,370
4.05% 2/15/48	100,000	73,281
4.10% 4/15/43	100,000	75,091
4.10% 2/1/45	200,000	144,996
4.40% 1/15/47	100,000	77,485
4.55% 4/1/46	150,000	118,671
4.75% 11/15/45	350,000	282,016
4.90% 1/15/34	60,000	55,018
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
♦FedEx Corp. Pass-Through Trust 1.88% 8/20/35	625,138	$ 513,949
JB Hunt Transport Services, Inc. 3.88% 3/1/26	100,000	96,079
Kansas City Southern
2.88% 11/15/29	65,000	55,224
4.20% 11/15/69	70,000	50,779
4.30% 5/15/43	100,000	80,971
4.70% 5/1/48	100,000	85,642
4.95% 8/15/45	100,000	87,963
Kirby Corp. 4.20% 3/1/28	100,000	88,441
Norfolk Southern Corp.
2.90% 8/25/51	250,000	158,336
3.05% 5/15/50	100,000	65,169
3.15% 6/1/27	50,000	45,690
3.16% 5/15/55	41,000	26,206
3.65% 8/1/25	50,000	48,111
3.80% 8/1/28	60,000	55,716
3.85% 1/15/24	150,000	148,356
3.94% 11/1/47	80,000	62,058
4.05% 8/15/52	132,000	101,404
4.15% 2/28/48	125,000	99,976
4.45% 6/15/45	100,000	83,261
4.65% 1/15/46	100,000	86,804
4.84% 10/1/41	111,000	98,940
Ryder System, Inc.
1.75% 9/1/26	65,000	57,373
2.85% 3/1/27	70,000	62,749
2.90% 12/1/26	90,000	80,531
3.65% 3/18/24	100,000	98,184
3.88% 12/1/23	100,000	98,698
4.30% 6/15/27	50,000	47,299
Union Pacific Corp.
2.15% 2/5/27	50,000	44,623
2.38% 5/20/31	45,000	36,581
2.40% 2/5/30	85,000	71,107
2.75% 3/1/26	250,000	233,027
2.80% 2/14/32	140,000	116,614
2.89% 4/6/36	115,000	87,630
2.95% 3/10/52	70,000	46,130
2.97% 9/16/62	75,000	45,403
3.25% 8/15/25	50,000	48,119
3.25% 2/5/50	150,000	105,732
3.35% 8/15/46	150,000	108,243
3.38% 2/1/35	200,000	162,801
3.38% 2/14/42	80,000	60,824
3.50% 2/14/53	155,000	112,251
3.55% 8/15/39	70,000	55,442
3.60% 9/15/37	40,000	32,459
3.65% 2/15/24	185,000	182,263
3.75% 7/15/25	100,000	97,530
3.75% 2/5/70	40,000	27,960
3.80% 4/6/71	80,000	56,294
3.84% 3/20/60	240,000	178,211

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
3.85% 2/14/72	125,000	$ 89,393
3.88% 2/1/55	94,000	71,675
3.95% 8/15/59	70,000	53,081
4.00% 4/15/47	100,000	79,897
4.10% 9/15/67	65,000	49,082
4.50% 1/20/33	250,000	237,407
United Parcel Service, Inc.
2.20% 9/1/24	45,000	42,974
2.40% 11/15/26	150,000	137,684
2.50% 9/1/29	45,000	38,632
3.40% 3/15/29	65,000	59,676
3.40% 11/15/46	150,000	111,831
3.40% 9/1/49	65,000	49,049
3.63% 10/1/42	75,000	59,312
3.75% 11/15/47	150,000	119,969
4.25% 3/15/49	100,000	86,345
4.88% 11/15/40	55,000	51,724
5.30% 4/1/50	150,000	149,920
6.20% 1/15/38	255,000	275,756
		12,140,875
Trucking & Leasing–0.02%
GATX Corp.
1.90% 6/1/31	250,000	180,520
3.25% 9/15/26	50,000	45,704
3.85% 3/30/27	50,000	46,011
4.00% 6/30/30	65,000	56,321
4.55% 11/7/28	100,000	92,176
4.70% 4/1/29	50,000	46,470
5.20% 3/15/44	50,000	41,999
		509,201
Water–0.04%
American Water Capital Corp.
2.30% 6/1/31	150,000	118,898
2.95% 9/1/27	180,000	163,371
3.25% 6/1/51	150,000	104,662
3.75% 9/1/28	150,000	138,699
3.75% 9/1/47	250,000	187,603
4.00% 12/1/46	50,000	39,009
4.20% 9/1/48	100,000	80,157
4.30% 12/1/42	100,000	83,262
		915,661
Total Corporate Bonds (Cost $677,981,276)		578,992,791
MUNICIPAL BONDS–0.63%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	54,449
Series B 7.83% 2/15/41	55,000	67,859
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	227,647
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Bay Area Toll Authority (continued)
Series S1 6.92% 4/1/40	100,000	$ 115,650
Series S1 7.04% 4/1/50	100,000	122,516
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	75,977
Series B 2.44% 8/15/49	50,000	30,864
Series C 4.79% 8/15/46	90,000	87,461
California State University Series B 3.90% 11/1/47	50,000	42,493
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue 5.49% 11/1/39	50,000	52,435
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	87,904
Series C 4.57% 1/1/54	100,000	87,889
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	100,000	112,281
Series B 6.90% 12/1/40	40,000	45,270
City of Atlanta GA Water & Wastewater Revenue 2.26% 11/1/35	50,000	37,964
City of Chicago IL Series B 7.75% 1/1/42	83,000	88,422
City of Houston 3.96% 3/1/47	100,000	84,086
City of New York NY
Series A2 5.21% 10/1/31	100,000	99,932
Series C1 5.52% 10/1/37	85,000	85,697
Series F1 6.27% 12/1/37	100,000	108,595
City of Riverside CA Series A 3.86% 6/1/45	20,000	16,643
City of San Antonio TX Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	230,738
Series C 5.99% 2/1/39	50,000	53,576
City of San Francisco CA Public Utilities Commission Water Revenue Series A 3.30% 11/1/39	25,000	20,395
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	99,847
Series C 2.51% 7/1/41	30,000	21,486
Series E 5.46% 12/1/39	100,000	102,861
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	89,427
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	219,545
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	52,344
Series C 2.92% 11/1/50	40,000	27,263

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Dallas Fort Worth International Airport (continued)
Series C 3.09% 11/1/40	60,000	$ 45,879
Dallas Independent School District Series C 6.45% 2/15/35	100,000	101,069
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	109,585
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	87,183
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	113,327
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	23,317
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	93,760
Los Angeles Community College District
1.61% 8/1/28	50,000	42,637
1.81% 8/1/30	50,000	40,626
2.11% 8/1/32	50,000	39,145
6.75% 8/1/49	100,000	123,206
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	124,530
Los Angeles Unified School District Series RY 6.76% 7/1/34	315,000	347,500
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	35,628
Series C 2.95% 5/15/43	250,000	187,218
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Series B 4.05% 7/1/26	10,000	9,738
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	56,809
Metropolitan Transportation Authority
5.87% 11/15/39	100,000	100,072
6.67% 11/15/39	130,000	137,689
Series E 6.81% 11/15/40	500,000	536,119
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	161,530
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Municipal Electric Authority of Georgia
6.66% 4/1/57	118,000	$ 130,274
Series A 6.64% 4/1/57	143,000	154,917
Series B 7.06% 4/1/57	96,000	99,295
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	240,850
New Jersey Transportation Trust Fund Authority
Series B 4.13% 6/15/42	80,000	64,078
Series B 6.56% 12/15/40	100,000	107,252
Series C 5.75% 12/15/28	100,000	100,116
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	413,446
Series F 7.41% 1/1/40	90,000	110,109
New York City Transitional Finance Authority Future Tax Secured Revenue
5.51% 8/1/37	200,000	204,249
Series B 5.57% 11/1/38	65,000	66,162
New York City Water & Sewer System
5.95% 6/15/42	100,000	109,385
Series AA-2 5.75% 6/15/41	100,000	107,325
Series EE 6.01% 6/15/42	35,000	38,517
Series GG 5.72% 6/15/42	65,000	69,261
New York State Dormitory Authority
Series B 3.14% 7/1/43	100,000	76,337
Series D 5.60% 3/15/40	100,000	104,072
New York State Urban Development Corp.
5.77% 3/15/39	50,000	51,695
Series B 3.90% 3/15/33	100,000	90,514
Ohio State University
Series A 3.80% 12/1/46	100,000	82,940
Series C 4.91% 6/1/40	100,000	100,001
Oregon School Boards Association Series B 5.55% 6/30/28	250,000	252,249
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	155,461
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	29,335
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	259,460
Series 168th 4.93% 10/1/51	350,000	335,165
Series 174th 4.46% 10/1/62	250,000	218,424
Series 181th 4.96% 8/1/46	155,000	148,529
Series 192th 4.81% 10/15/65	250,000	233,191

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	$ 114,147
Series Q 4.13% 5/15/32	125,000	114,012
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	160,863
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	80,096
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	59,239
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	111,481
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	112,681
State Board of Administration Finance Corp.
Series A 1.26% 7/1/25	100,000	90,535
Series A 1.71% 7/1/27	100,000	85,518
Series A 2.15% 7/1/30	100,000	80,285
State of California
3.38% 4/1/25	75,000	72,928
3.50% 4/1/28	100,000	94,518
4.50% 4/1/33	100,000	96,285
4.60% 4/1/38	60,000	56,067
7.50% 4/1/34	325,000	386,868
7.55% 4/1/39	600,000	747,177
7.60% 11/1/40	80,000	100,588
7.63% 3/1/40	85,000	105,443
State of Connecticut
Series A 5.85% 3/15/32	100,000	105,260
Series D 5.09% 10/1/30	200,000	200,445
State of Illinois 5.10% 6/1/33	800,000	762,048
State of Mississippi Series F 5.25% 11/1/34	100,000	101,077
State of Oregon Department of Transportation Series A 5.83% 11/15/34	75,000	80,669
State of Texas 5.52% 4/1/39	100,000	104,800
State of Utah
Series B 3.54% 7/1/25	73,407	72,054
Series D 4.55% 7/1/24	20,000	20,000
State Public School Building Authority Series A 5.00% 9/15/27	100,000	100,181
Texas Transportation Commission
2.47% 10/1/44	150,000	98,157
2.56% 4/1/42	40,000	28,472
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	202,493
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of California
Series AD 4.86% 5/15/12	250,000	$ 214,197
Series AQ 4.77% 5/15/15	250,000	208,705
Series AX 3.06% 7/1/25	100,000	96,018
Series BG 1.61% 5/15/30	60,000	47,140
University of Michigan
Series B 2.44% 4/1/40	50,000	35,402
Series B 2.56% 4/1/50	50,000	31,719
Series B 3.50% 4/1/52	200,000	153,275
Series C 3.60% 4/1/47	60,000	49,834
University of Virginia
2.26% 9/1/50	60,000	35,754
Series C 4.18% 9/1/17	50,000	39,378
Westchester County Local Development Corp. 3.85% 11/1/50	180,000	129,646
Total Municipal Bonds (Cost $15,511,732)		14,904,147
NON-AGENCY ASSET-BACKED SECURITIES–0.34%
American Express Credit Account Master Trust
Series 2021-1 A 0.90% 11/15/26	368,000	339,975
Series 2022-2 A 3.39% 5/15/27	1,000,000	967,474
Americredit Automobile Receivables Trust Series 2022-1 A3 2.45% 11/18/26	400,000	387,791
BA Credit Card Trust Series 2021-A1 A1 0.44% 9/15/26	318,000	298,752
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	350,000	336,918
Capital One Multi-Asset Execution Trust
Series 2021-A2 A2 1.39% 7/15/30	600,000	498,206
Series 2022-A2 A 3.49% 5/15/27	500,000	484,775
Carvana Auto Receivables Trust Series 2021-P4 A3 1.31% 1/11/27	204,000	192,053
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	262,000	257,248
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	823,354
Discover Card Execution Note Trust Series 2022-A1 A1 1.96% 2/15/27	375,000	352,628
Exeter Automobile Receivables Trust Series 2022-1A C 2.56% 6/15/28	225,000	215,390
GM Financial Consumer Automobile Receivables Trust Series 2021-4 A3 0.68% 9/16/26	231,000	217,639

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust Series 2022-A A3 2.22% 10/15/26	500,000	$ 479,494
John Deere Owner Trust
Series 2021-B A3 0.52% 3/16/26	86,000	81,249
Series 2022-B A3 3.74% 2/16/27	195,000	190,371
Nissan Auto Lease Trust Series 2022-A A3 3.81% 5/15/25	250,000	247,226
Santander Drive Auto Receivables Trust Series 2022-4 A3 4.14% 2/16/27	500,000	493,969
Toyota Auto Receivables Owner Trust Series 2022-A A3 1.23% 6/15/26	600,000	568,896
Volkswagen Auto Loan Enhanced Trust Series 2021-1 A3 1.02% 6/22/26	101,000	95,705
World Omni Auto Receivables Trust Series 2021-C A3 0.44% 8/17/26	500,000	476,040
Total Non-Agency Asset-Backed Securities (Cost $8,474,119)		8,005,153
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.07%
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	456,340
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	137,280
Series 2019-BN17 A4 3.71% 4/15/52	265,000	242,403
Series 2019-BN24 A3 2.96% 11/15/62	500,000	430,700
Series 2020-BN25 A5 2.65% 1/15/63	600,000	507,587
Series 2020-BN28 A4 1.84% 3/15/63	187,500	146,490
Series 2021-BN31 A4 2.04% 2/15/54	313,043	247,033
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	545,923
Series 2020-C8 A5 2.04% 10/15/53	250,000	197,998
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	181,198
Series 2018-B3 A5 4.03% 4/10/51	350,000	327,459
Series 2018-B5 A4 4.21% 7/15/51	200,000	188,483
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2019-B10 A4 3.72% 3/15/62	575,000	$ 522,729
Series 2020-B18 A5 1.93% 7/15/53	296,875	234,675
Series 2020-B19 A5 1.85% 9/15/53	800,000	628,447
Series 2021-B24 A5 2.58% 3/15/54	500,000	406,812
•Series 2022-B35 A5 4.59% 5/15/55	350,000	329,865
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	373,004
Citigroup Commercial Mortgage Trust
•Series 2015-GC33 B 4.73% 9/10/58	500,000	473,043
Series 2020-GC46 A5 2.72% 2/15/53	500,000	418,809
COMM Mortgage Trust
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,327,111
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,452,713
Series 2015-CR26 A3 3.36% 10/10/48	892,962	846,455
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	951,627
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	455,197
Series 2020-C19 2.56% 3/15/53	150,000	123,092
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.93% 9/10/47	500,000	482,519
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,442,475
Series 2020-GC45 A5 2.91% 2/13/53	275,000	234,436
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,015,576
JPM-BB Commercial Mortgage Securities Trust Series 2016-C1 A5 3.58% 3/17/49	500,000	471,610
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	318,776
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,197,372

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C25 ASB 3.38% 10/15/48	416,538	$ 403,699
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	459,233
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	463,748	438,012
Series 2020-L4 2.70% 2/15/53	400,000	335,275
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	529,561
Series 2017-C7 A4 3.68% 12/15/50	350,000	323,609
Series 2018-C14 A3 4.18% 12/15/51	350,000	319,319
Series 2018-C8 A4 3.98% 2/15/51	200,000	186,446
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 A3 3.41% 9/15/58	465,777	440,317
Series 2015-P2 A4 3.81% 12/15/48	665,000	633,184
Series 2017-C41 A4 3.47% 11/15/50	350,000	320,459
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,201,642
Series 2019-C50 A5 3.73% 5/15/52	310,000	280,527
Series 2020-C56 A5 2.45% 6/15/53	220,600	180,851
WFRBS Commercial Mortgage Trust Series 2014-C22 A5 3.75% 9/15/57	1,000,000	963,029
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $29,043,955)		25,330,400
ΔREGIONAL BONDS–0.29%
Canada—0.29%
Province of Alberta Canada
1.30% 7/22/30	150,000	118,845
1.88% 11/13/24	250,000	236,798
3.30% 3/15/28	400,000	376,712
3.35% 11/1/23	200,000	197,716
Province of British Columbia Canada
1.30% 1/29/31	250,000	197,543
6.50% 1/15/26	100,000	104,990
7.25% 9/1/36	100,000	123,090
Province of Manitoba Canada 2.60% 4/16/24	750,000	729,136
Province of New Brunswick Canada 3.63% 2/24/28	150,000	144,759
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Ontario Canada
0.63% 1/21/26	175,000	$ 153,882
1.05% 4/14/26	600,000	531,619
1.13% 10/7/30	1,250,000	972,715
1.60% 2/25/31	250,000	201,315
2.00% 10/2/29	250,000	213,750
2.30% 6/15/26	500,000	459,851
Province of Quebec Canada
0.60% 7/23/25	250,000	224,648
1.35% 5/28/30	200,000	160,908
1.50% 2/11/25	250,000	233,340
2.50% 4/9/24	100,000	97,165
2.50% 4/20/26	1,000,000	932,074
2.75% 4/12/27	300,000	280,638
7.50% 9/15/29	175,000	206,806
		6,898,300
Total Regional Bonds (Cost $7,682,749)		6,898,300
ΔSOVEREIGN BONDS–1.27%
Canada—0.07%
Canada Government International Bonds
1.63% 1/22/25	500,000	470,755
2.88% 4/28/25	450,000	433,809
Export Development Canada 2.63% 2/21/24	500,000	488,010
Province of Ontario Canada 3.10% 5/19/27	200,000	188,430
		1,581,004
Chile—0.07%
Chile Government International Bonds
2.55% 1/27/32	200,000	156,876
2.55% 7/27/33	250,000	187,146
3.10% 5/7/41	200,000	135,511
3.10% 1/22/61	200,000	115,883
3.13% 1/21/26	326,000	304,233
3.24% 2/6/28	350,000	315,037
3.50% 1/31/34	200,000	163,054
3.50% 1/25/50	200,000	135,851
4.34% 3/7/42	200,000	158,497
		1,672,088
Germany—0.02%
Kreditanstalt fuer Wiederaufbau 3.13% 6/10/25	500,000	484,200
		484,200
Hungary—0.03%
Hungary Government International Bonds 5.38% 3/25/24	700,000	687,750
		687,750

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia—0.08%
Indonesia Government International Bonds
2.15% 7/28/31	400,000	$ 311,540
2.85% 2/14/30	250,000	214,114
3.20% 9/23/61	200,000	120,424
3.50% 2/14/50	250,000	171,627
4.10% 4/24/28	300,000	279,011
4.20% 10/15/50	400,000	302,937
4.65% 9/20/32	100,000	93,793
4.75% 2/11/29	200,000	192,537
5.35% 2/11/49	200,000	177,397
5.45% 9/20/52	12,500	11,532
		1,874,912
Israel—0.06%
Israel Government AID Bonds 5.50% 4/26/24	200,000	202,686
Israel Government International Bonds
2.88% 3/16/26	200,000	189,278
3.25% 1/17/28	200,000	188,124
3.88% 7/3/50	400,000	322,108
4.50% 1/30/43	200,000	183,580
State of Israel
2.50% 1/15/30	200,000	174,490
3.38% 1/15/50	200,000	148,053
		1,408,319
Italy—0.05%
Italy Government International Bonds
1.25% 2/17/26	495,000	423,388
5.38% 6/15/33	800,000	748,589
		1,171,977
Japan—0.13%
Japan Bank for International Cooperation
0.63% 7/15/25	235,000	210,311
1.25% 1/21/31	200,000	156,897
1.75% 10/17/24	200,000	189,214
1.88% 4/15/31	200,000	163,705
2.00% 10/17/29	200,000	170,364
2.13% 2/16/29	200,000	172,622
2.25% 11/4/26	200,000	182,338
2.38% 4/20/26	300,000	277,940
2.50% 5/23/24	200,000	193,492
2.75% 11/16/27	200,000	183,093
2.88% 6/1/27	350,000	325,350
2.88% 7/21/27	200,000	185,068
3.25% 7/20/28	300,000	278,300
3.88% 9/16/25	400,000	390,760
		3,079,454
Mexico—0.20%
Mexico Government International Bonds
3.25% 4/16/30	205,000	170,920
3.50% 2/12/34	200,000	151,973
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
3.75% 1/11/28	200,000	$ 183,451
3.77% 5/24/61	200,000	117,982
4.13% 1/21/26	285,000	276,110
4.15% 3/28/27	370,000	353,609
4.28% 8/14/41	200,000	145,467
4.35% 1/15/47	200,000	141,029
4.40% 2/12/52	200,000	137,723
4.50% 1/31/50	400,000	287,230
4.60% 2/10/48	200,000	145,673
4.75% 4/27/32	1,100,000	987,099
4.75% 3/8/44	1,000,000	766,279
6.05% 1/11/40	475,000	439,275
6.75% 9/27/34	500,000	505,404
		4,809,224
Panama—0.09%
Panama Government International Bonds
2.25% 9/29/32	700,000	492,421
3.16% 1/23/30	445,000	362,709
3.87% 7/23/60	310,000	183,997
3.88% 3/17/28	300,000	272,589
4.30% 4/29/53	300,000	200,055
4.50% 4/16/50	200,000	139,339
6.70% 1/26/36	200,000	196,467
7.13% 1/29/26	100,000	105,138
8.88% 9/30/27	100,000	114,162
9.38% 4/1/29	100,000	116,179
		2,183,056
Peru—0.09%
Peruvian Government International Bonds
2.78% 1/23/31	140,000	110,850
3.00% 1/15/34	233,000	174,950
3.30% 3/11/41	125,000	86,208
3.55% 3/10/51	395,000	264,143
3.60% 1/15/72	400,000	241,188
4.13% 8/25/27	350,000	330,948
5.63% 11/18/50	100,000	94,187
6.55% 3/14/37	500,000	512,005
7.35% 7/21/25	100,000	104,916
8.75% 11/21/33	200,000	240,707
		2,160,102
Philippines—0.12%
Philippines Government International Bonds
2.46% 5/5/30	250,000	206,841
2.95% 5/5/45	650,000	420,687
3.00% 2/1/28	200,000	181,758
3.20% 7/6/46	200,000	132,823
3.56% 9/29/32	200,000	171,973
3.70% 2/2/42	200,000	152,581
3.75% 1/14/29	400,000	373,468
3.95% 1/20/40	500,000	395,847

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippines Government International Bonds (continued)
5.00% 1/13/37	500,000	$ 467,756
9.50% 2/2/30	300,000	371,355
		2,875,089
Poland—0.01%
Poland Government International Bonds 3.25% 4/6/26	400,000	376,520
		376,520
Republic of Korea—0.16%
Export-Import Bank of Korea
0.38% 2/9/24	200,000	189,130
0.63% 2/9/26	200,000	175,952
1.25% 1/18/25	208,000	192,695
1.63% 1/18/27	200,000	175,736
2.13% 1/18/32	200,000	160,956
3.25% 11/10/25	200,000	191,455
3.63% 11/27/23	300,000	297,110
4.00% 9/15/24	300,000	296,818
Korea Development Bank
0.40% 6/19/24	215,000	200,089
0.80% 7/19/26	250,000	216,670
1.63% 1/19/31	250,000	197,438
2.00% 2/24/25	200,000	187,663
2.25% 2/24/27	200,000	180,004
3.25% 2/19/24	400,000	392,587
Korea International Bonds
2.50% 6/19/29	200,000	180,840
2.75% 1/19/27	500,000	466,880
		3,702,023
Sweden—0.04%
Svensk Exportkredit AB
0.38% 3/11/24	200,000	188,867
0.50% 8/26/25	500,000	445,904
2.25% 3/22/27	200,000	182,999
3.63% 9/3/24	200,000	196,851
		1,014,621
Uruguay—0.05%
Uruguay Government International Bonds
4.38% 10/27/27	300,000	296,121
5.10% 6/18/50	600,000	548,392
7.63% 3/21/36	250,000	298,908
		1,143,421
Total Sovereign Bonds (Cost $35,570,654)		30,223,760
SUPRANATIONAL BANKS–1.38%
African Development Bank
0.88% 7/22/26	250,000	219,991
3.38% 7/7/25	350,000	340,687
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Asian Development Bank
0.25% 10/6/23	250,000	$ 240,103
0.38% 9/3/25	750,000	667,210
0.50% 2/4/26	500,000	440,139
0.63% 4/29/25	1,500,000	1,364,130
0.75% 10/8/30	250,000	193,523
1.00% 4/14/26	300,000	267,255
1.50% 10/18/24	500,000	472,495
1.75% 8/14/26	100,000	90,670
1.88% 3/15/29	500,000	436,516
1.88% 1/24/30	200,000	171,761
2.00% 4/24/26	600,000	553,446
2.38% 8/10/27	250,000	229,865
2.63% 1/30/24	400,000	391,144
2.88% 5/6/25	450,000	433,422
3.13% 4/27/32	600,000	557,232
4.13% 9/27/24	250,000	248,654
Asian Infrastructure Investment Bank
0.50% 5/28/25	500,000	449,939
3.75% 9/14/27	400,000	388,130
Corp. Andina de Fomento 1.63% 9/23/25	500,000	453,485
Council of Europe Development Bank 2.50% 2/27/24	300,000	292,533
Council Of Europe Development Bank
1.38% 2/27/25	250,000	232,958
3.00% 6/16/25	71,000	68,540
European Bank for Reconstruction & Development
0.50% 5/19/25	1,000,000	904,454
1.50% 2/13/25	85,000	79,560
European Investment Bank
0.38% 12/15/25	400,000	353,102
0.38% 3/26/26	340,000	297,092
0.75% 10/26/26	222,000	192,845
1.25% 2/14/31	1,175,000	952,396
1.38% 3/15/27	1,250,000	1,107,564
1.63% 3/14/25	325,000	304,771
1.63% 10/9/29	550,000	468,815
1.75% 3/15/29	187,000	162,296
2.63% 3/15/24	415,000	404,924
2.75% 8/15/25	273,000	261,277
3.25% 1/29/24	1,400,000	1,380,074
Inter-American Development Bank
0.25% 11/15/23	500,000	479,120
0.63% 7/15/25	1,000,000	902,136
0.63% 9/16/27	500,000	419,970
1.13% 7/20/28	200,000	168,420
1.13% 1/13/31	250,000	199,245
1.75% 3/14/25	1,250,000	1,174,088
2.00% 6/2/26	250,000	230,170
2.00% 7/23/26	100,000	91,885
2.25% 6/18/29	350,000	311,318
3.00% 10/4/23	500,000	494,399
3.00% 2/21/24	400,000	392,832

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Inter-American Development Bank (continued)
3.20% 8/7/42	100,000	$ 84,291
3.25% 7/1/24	375,000	367,658
3.50% 9/14/29	400,000	384,033
3.88% 10/28/41	100,000	93,685
4.38% 1/24/44	56,000	55,797
International Bank for Reconstruction & Development
0.25% 11/24/23	175,000	167,003
0.38% 7/28/25	500,000	447,525
0.50% 10/28/25	280,000	249,087
0.63% 4/22/25	1,500,000	1,365,428
0.75% 11/24/27	325,000	273,335
0.88% 5/14/30	500,000	394,630
1.13% 9/13/28	1,000,000	837,860
1.25% 2/10/31	1,000,000	805,311
1.63% 1/15/25	750,000	705,630
1.63% 11/3/31	381,000	312,760
1.75% 10/23/29	250,000	214,603
2.50% 3/19/24	750,000	730,560
2.50% 11/25/24	900,000	866,664
2.50% 11/22/27	350,000	322,413
3.13% 11/20/25	450,000	433,872
3.13% 6/15/27	1,000,000	954,560
4.75% 2/15/35	50,000	52,649
International Finance Corp.
0.38% 7/16/25	145,000	129,990
0.75% 8/27/30	500,000	391,285
3.63% 9/15/25	267,000	261,536
Nordic Investment Bank
0.38% 9/11/25	250,000	222,648
0.50% 1/21/26	250,000	222,084
2.25% 5/21/24	200,000	193,409
3.38% 9/8/27	250,000	241,811
Total Supranational Banks (Cost $35,816,373)		32,718,698
U.S. TREASURY OBLIGATIONS–40.40%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	1,874,648
1.13% 8/15/40	4,500,000	2,787,539
1.25% 5/15/50	6,300,000	3,526,031
1.38% 11/15/40	1,000,000	646,445
1.38% 8/15/50	8,000,000	4,632,188
1.63% 11/15/50	8,750,000	5,432,520
1.88% 2/15/41	3,000,000	2,124,961
1.88% 2/15/51	5,000,000	3,310,156
1.88% 11/15/51	7,500,000	4,959,668
2.00% 2/15/50	1,500,000	1,030,488
2.00% 8/15/51	7,000,000	4,781,328
2.25% 2/15/52	7,000,000	5,085,938
2.38% 11/15/49	2,500,000	1,882,617
2.38% 5/15/51	3,500,000	2,618,438
2.50% 2/15/45	10,400,000	7,928,781
2.50% 2/15/46	6,350,000	4,821,287
2.50% 5/15/46	7,200,000	5,457,656
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.75% 8/15/42	2,600,000	$ 2,112,094
2.75% 11/15/42	3,500,000	2,835,410
2.75% 8/15/47	4,200,000	3,355,734
2.75% 11/15/47	6,500,000	5,199,492
2.88% 5/15/43	13,500,000	11,126,426
2.88% 8/15/45	1,200,000	979,125
2.88% 5/15/49	3,000,000	2,500,313
3.00% 5/15/42	2,850,000	2,424,281
3.00% 11/15/45	8,100,000	6,759,703
3.00% 2/15/47	7,700,000	6,437,621
3.00% 5/15/47	5,700,000	4,771,301
3.00% 2/15/48	5,000,000	4,209,375
3.00% 8/15/48	11,000,000	9,303,594
3.00% 2/15/49	9,500,000	8,104,688
3.00% 8/15/52	1,500,000	1,294,453
3.13% 8/15/44	19,500,000	16,662,598
3.13% 5/15/48	4,000,000	3,458,750
3.25% 5/15/42	5,000,000	4,437,500
3.38% 11/15/48	2,000,000	1,820,547
3.63% 2/15/44	3,000,000	2,788,008
3.75% 8/15/41	3,850,000	3,689,533
3.88% 8/15/40	3,750,000	3,684,668
4.38% 5/15/41	2,750,000	2,880,303
5.00% 5/15/37	1,000,000	1,134,336
5.25% 11/15/28	500,000	531,543
5.38% 2/15/31	500,000	552,617
5.50% 8/15/28	500,000	536,719
6.00% 2/15/26	750,000	790,547
6.13% 11/15/27	800,000	873,031
6.13% 8/15/29	300,000	338,355
6.63% 2/15/27	750,000	822,861
6.75% 8/15/26	500,000	545,840
6.88% 8/15/25	1,000,000	1,068,672
7.50% 11/15/24	500,000	532,598
7.63% 2/15/25	500,000	537,246
U.S. Treasury Notes
0.13% 2/15/24	10,000,000	9,445,703
0.25% 11/15/23	25,000,000	23,896,484
0.25% 6/15/24	10,000,000	9,340,234
0.25% 10/31/25	20,000,000	17,711,719
0.38% 9/15/24	11,000,000	10,204,648
0.38% 12/31/25	2,500,000	2,210,645
0.38% 7/31/27	45,000,000	37,780,664
0.50% 5/31/27	5,000,000	4,241,602
0.50% 6/30/27	12,000,000	10,159,219
0.50% 8/31/27	15,500,000	13,055,723
0.63% 10/15/24	5,000,000	4,648,047
0.63% 12/31/27	10,000,000	8,387,891
0.63% 5/15/30	3,750,000	2,954,004
0.63% 8/15/30	5,000,000	3,917,773
0.75% 11/15/24	16,000,000	14,867,500
0.75% 1/31/28	35,000,000	29,464,258
0.88% 9/30/26	10,000,000	8,797,266
0.88% 11/15/30	21,000,000	16,729,453

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.13% 2/28/25	5,500,000	$ 5,107,695
1.13% 2/29/28	12,000,000	10,298,906
1.13% 2/15/31	5,000,000	4,048,633
1.25% 6/30/28	5,000,000	4,285,156
1.25% 8/15/31	17,000,000	13,738,789
1.38% 10/31/28	8,000,000	6,853,125
1.38% 12/31/28	10,000,000	8,558,984
1.38% 11/15/31	7,500,000	6,093,750
1.50% 9/30/24	5,000,000	4,740,039
1.50% 11/30/24	32,000,000	30,188,750
1.50% 8/15/26	11,000,000	9,948,984
1.50% 1/31/27	8,000,000	7,171,250
1.50% 2/15/30	6,000,000	5,092,031
1.63% 2/15/26	11,000,000	10,101,523
1.63% 5/15/26	6,500,000	5,941,152
1.63% 11/30/26	6,000,000	5,427,656
1.63% 8/15/29	8,000,000	6,899,062
1.63% 5/15/31	19,000,000	15,948,125
1.75% 11/15/29	5,000,000	4,343,359
1.88% 7/31/26	8,000,000	7,353,438
1.88% 2/15/32	10,000,000	8,473,438
2.00% 4/30/24	8,000,000	7,716,562
2.00% 5/31/24	10,000,000	9,630,859
2.00% 2/15/25	11,000,000	10,437,969
2.00% 11/15/26	5,000,000	4,591,406
2.13% 11/30/23	22,000,000	21,467,187
2.13% 2/29/24	12,000,000	11,640,000
2.13% 9/30/24	7,000,000	6,717,813
2.13% 11/30/24	9,000,000	8,602,734
2.13% 5/31/26	10,000,000	9,296,484
2.25% 3/31/24	15,000,000	14,550,000
2.25% 3/31/26	5,000,000	4,684,180
2.25% 2/15/27	16,000,000	14,788,750
2.25% 8/15/27	9,000,000	8,272,969
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.25% 11/15/27	11,500,000	$ 10,522,949
2.38% 5/15/27	9,500,000	8,805,313
2.38% 5/15/29	11,000,000	9,954,141
2.50% 4/30/24	53,000,000	51,521,796
2.50% 5/31/24	10,000,000	9,710,938
2.63% 12/31/25	2,000,000	1,902,891
2.63% 2/15/29	9,000,000	8,293,008
2.63% 7/31/29	5,000,000	4,594,531
2.75% 2/15/24	26,000,000	25,441,406
2.75% 2/28/25	5,000,000	4,825,977
2.75% 6/30/25	5,000,000	4,805,664
2.75% 2/15/28	12,000,000	11,237,344
2.75% 8/15/32	8,500,000	7,772,188
2.88% 11/30/25	7,000,000	6,717,539
2.88% 5/15/28	4,000,000	3,759,375
2.88% 8/15/28	13,000,000	12,196,133
2.88% 5/15/32	18,000,000	16,641,563
3.00% 7/31/24	22,000,000	21,510,156
3.13% 8/15/25	10,000,000	9,692,969
3.13% 11/15/28	7,000,000	6,651,367
Total U.S. Treasury Obligations (Cost $1,079,747,106)		959,381,410

	Number of Shares
MONEY MARKET FUND–1.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	38,784,000	38,784,000
Total Money Market Fund (Cost $38,784,000)		38,784,000

TOTAL INVESTMENTS–101.04% (Cost $2,745,445,398)	2,399,542,418

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.04%)	(24,785,098)
NET ASSETS APPLICABLE TO 241,437,204 SHARES OUTSTANDING–100.00%	$2,374,757,320

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2022.
Δ Securities have been classified by country of origin.

Summary of Abbreviations:
AID–Agency for International Development
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$20,417,497	$—	$20,417,497
Agency Mortgage-Backed Securities	—	655,307,158	—	655,307,158
Agency Obligations	—	28,579,104	—	28,579,104
Corporate Bonds	—	578,992,791	—	578,992,791
Municipal Bonds	—	14,904,147	—	14,904,147
Non-Agency Asset-Backed Securities	—	8,005,153	—	8,005,153
Non-Agency Commercial Mortgage-Backed Securities	—	25,330,400	—	25,330,400
Regional Bonds	—	6,898,300	—	6,898,300
Sovereign Bonds	—	30,223,760	—	30,223,760
Supranational Banks	—	32,718,698	—	32,718,698
U.S. Treasury Obligations	—	959,381,410	—	959,381,410
Money Market Fund	38,784,000	—	—	38,784,000
Total Investments	$38,784,000	$2,360,758,418	$—	$2,399,542,418
There were no Level 3 investments at the beginning or end of the period.
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2022 were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Principal Amount 9/30/22	Interest Income
CORPORATE BOND-0.00%@
Insurance-0.00%
×Lincoln National Corp.	$524,146	$—	$497,255	$(2,083)	$(24,808)	$—	—	$—

@ As a percentage of Net Assets as of September 30, 2022.
× Issuer is no longer an affiliate of the Fund at September 30, 2022.
LVIP SSGA Bond Index Fund–69